UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway, Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2023

Date of reporting period: October 31, 2022

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core Dividend ETF | DIVB | Cboe BZX

•	iShares Core Dividend Growth ETF | DGRO | NYSE Arca

•	iShares Core High Dividend ETF | HDV | NYSE Arca

•	iShares Select Dividend ETF | DVY | NASDAQ

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period as of October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(13.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2022	iShares® Core Dividend ETF

Investment Objective

The iShares Core Dividend ETF (the “Fund”) (formerly the iShares U.S. Dividend and Buyback ETF) seeks to track the investment results of an index composed of U.S. stocks with a history of dividend payments and/or share buybacks, as represented by the Morningstar® US Dividend and Buyback IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6-Month Total Returns	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(4.20)%	(8.51)%	10.61%	(8.51)%	65.27%
Fund Market	(4.14)	(8.50)	10.62	(8.50)	65.33
Index	(4.08)	(8.28)	10.91	(8.28)	67.46

The inception date of the Fund was November 7, 2017. The first day of secondary market trading was November 9, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$958.00	$1.20		$1,000.00	$1,023.98	$1.22		0.24%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION
Sector	Percent of Total Investments	(a)
Information Technology	22.9%
Financials	19.4
Health Care	12.6
Consumer Discretionary	8.9
Communication Services	8.7
Industrials	8.1
Consumer Staples	7.4
Energy	6.3
Materials	3.0
Utilities	1.6
Real Estate	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Apple Inc.	4.9%
Microsoft Corp.	3.6
JPMorgan Chase & Co.	2.1
Berkshire Hathaway, Inc., Class B	1.8
Exxon Mobil Corp.	1.8
Bank of America Corp.	1.7
Alphabet, Inc., Class A	1.7
Procter & Gamble Co.	1.6
Meta Platforms, Inc., Class A	1.6
Alphabet, Inc., Class C, NVS	1.6

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Core Dividend Growth ETF

Investment Objective

The iShares Core Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities with a history of consistently growing dividends, as represented by the Morningstar® U.S. Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(1.97)%	(5.68)%	10.71%	10.90%	(5.68)%	66.34%	138.22%
Fund Market	(1.93)	(5.64)	10.72	10.90	(5.64)	66.38	138.35
Index	(1.91)	(5.56)	10.81	10.97	(5.56)	67.07	139.50

The inception date of the Fund was June 10, 2014. The first day of secondary market trading was June 12, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$980.30	$0.40		$1,000.00	$1,024.80	$0.41		0.08%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION
Sector	Percent of Total Investments	(a)
Financials	20.7%
Information Technology	19.3
Health Care	17.7
Industrials	13.4
Consumer Staples	11.3
Consumer Discretionary	7.5
Utilities	4.2
Materials	2.9
Communication Services	1.6
Energy	1.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
JPMorgan Chase & Co.	2.9%
Johnson & Johnson	2.9
Apple Inc.	2.8
Microsoft Corp.	2.7
Pfizer, Inc.	2.6
Procter & Gamble Co.	2.5
Merck & Co., Inc.	2.3
Home Depot, Inc.	2.3
PepsiCo, Inc.	1.9
Coca-Cola Co.	1.9

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022	iShares® Core High Dividend ETF

Investment Objective

The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Morningstar® Dividend Yield Focus IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.18%	8.56%	7.66%	9.33%	8.56%	44.65%	144.01%
Fund Market	1.24	8.60	7.67	9.33	8.60	44.72	143.98
Index	1.22	8.65	7.75	9.48	8.65	45.24	147.41

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,011.80	$0.41		$1,000.00	$1,024.80	$0.41		0.08%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION
Sector	Percent of Total Investments	(a)
Energy	28.1%
Health Care	21.5
Information Technology	11.9
Consumer Staples	10.8
Utilities	7.4
Financials	7.2
Communication Services	5.9
Industrials	5.2
Consumer Discretionary	1.4
Materials	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Exxon Mobil Corp.	10.3%
Chevron Corp.	7.7
AbbVie, Inc.	6.2
Verizon Communications, Inc.	5.7
Merck & Co., Inc.	4.8
Philip Morris International, Inc.	4.4
Pioneer Natural Resources Co.	4.3
Coca-Cola Co.	3.9
International Business Machines Corp.	3.8
Cisco Systems, Inc.	3.7

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Select Dividend ETF

Investment Objective

The iShares Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Dow Jones U.S. Select Dividend Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.52)%	3.47%	8.32%	11.14%	3.47%	49.14%	187.53%
Fund Market	(2.51)	3.48	8.33	11.14	3.48	49.18	187.64
Index	(2.34)	3.87	8.75	11.57	3.87	52.09	198.89

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$974.80	$1.90		$1,000.00	$1,023.28	$1.94		0.38%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION
Sector	Percent of Total Investments	(a)
Utilities	25.6%
Financials	21.9
Consumer Staples	10.5
Energy	9.7
Materials	6.5
Consumer Discretionary	5.5
Communication Services	5.5
Health Care	5.2
Industrials	4.8
Information Technology	4.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Valero Energy Corp.	2.5%
Gilead Sciences, Inc.	2.3
Altria Group, Inc.	2.3
Exxon Mobil Corp.	2.2
International Business Machines Corp.	2.1
ONEOK, Inc.	1.9
Philip Morris International, Inc.	1.8
Principal Financial Group, Inc.	1.8
Merck & Co., Inc.	1.7
Marathon Petroleum Corp.	1.6

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
General Dynamics Corp.	2,116	$528,577
L3Harris Technologies, Inc.	3,331	820,992
Lockheed Martin Corp.	2,688	1,308,196
Northrop Grumman Corp.	1,251	686,811
Raytheon Technologies Corp.	12,081	1,145,520
Textron, Inc.	2,420	165,625

		4,655,721
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	1,572	153,616
FedEx Corp.	1,686	270,232
United Parcel Service, Inc., Class B	4,859	815,194

		1,239,042
Automobiles — 0.1%
Ford Motor Co.	23,227	310,545

Banks — 7.4%
Bank of America Corp.	113,551	4,092,378
Citigroup, Inc.	39,091	1,792,713
Citizens Financial Group, Inc.	5,198	212,598
Comerica, Inc.	1,767	124,574
Fifth Third Bancorp	9,076	323,923
Huntington Bancshares, Inc.	18,183	276,018
JPMorgan Chase & Co.	39,493	4,971,379
KeyCorp	14,774	264,011
M&T Bank Corp.	1,292	217,534
PNC Financial Services Group, Inc.	4,881	789,892
Regions Financial Corp.	8,505	186,685
Truist Financial Corp.	15,260	683,495
U.S. Bancorp	14,129	599,776
Wells Fargo & Co.	64,491	2,965,941
Zions Bancorp N.A.	2,415	125,435

		17,626,352
Beverages — 1.3%
Coca-Cola Co.	21,580	1,291,563
Constellation Brands, Inc., Class A	1,766	436,343
PepsiCo, Inc.	8,068	1,464,988

		3,192,894
Biotechnology — 2.8%
AbbVie, Inc.	16,292	2,385,149
Amgen, Inc.	8,872	2,398,545
Biogen, Inc.(a)	1,998	566,313
Gilead Sciences, Inc.	12,676	994,559
Regeneron Pharmaceuticals, Inc.(a)	207	154,991
Vertex Pharmaceuticals, Inc.(a)	705	219,960

		6,719,517
Building Products — 0.8%
Builders FirstSource, Inc.(a)	5,219	321,804
Carrier Global Corp.	5,829	231,761
Fortune Brands Home & Security, Inc.	2,086	125,827
Johnson Controls International PLC	9,445	546,299
Masco Corp.	5,144	238,013
Owens Corning	1,686	144,338
Trane Technologies PLC	2,005	320,058

		1,928,100
Capital Markets — 4.0%
Ameriprise Financial, Inc.	1,757	543,124
Bank of New York Mellon Corp.	15,218	640,830
BlackRock, Inc.(b)	1,188	767,341
Blackstone, Inc., NVS	9,289	846,599

Security	Shares	Value

Capital Markets (continued)
Charles Schwab Corp.	3,420	$272,471
CME Group, Inc., Class A	1,383	239,674
Evercore, Inc., Class A	1,507	158,386
Goldman Sachs Group, Inc.	3,701	1,275,031
Intercontinental Exchange, Inc.	2,722	260,142
Jefferies Financial Group, Inc.	4,216	145,073
KKR & Co., Inc.	2,654	129,064
Moody’s Corp.	864	228,848
Morgan Stanley	26,855	2,206,675
MSCI, Inc., Class A	523	245,214
Nasdaq, Inc.	2,874	178,878
Northern Trust Corp.	1,549	130,658
S&P Global, Inc.	3,006	965,677
T Rowe Price Group, Inc.	3,249	344,914

		9,578,599
Chemicals — 2.0%
Air Products and Chemicals, Inc.	1,106	276,942
Celanese Corp.	1,926	185,127
CF Industries Holdings, Inc.	1,716	182,342
Corteva, Inc.	4,011	262,079
Dow, Inc.	12,402	579,669
DuPont de Nemours, Inc.	7,425	424,710
Eastman Chemical Co.	2,797	214,838
Ecolab, Inc.	880	138,222
International Flavors & Fragrances, Inc.	1,449	141,437
Linde PLC	4,608	1,370,189
LyondellBasell Industries NV, Class A	3,710	283,630
PPG Industries, Inc.	1,117	127,539
Sherwin-Williams Co.	2,372	533,771

		4,720,495
Commercial Services & Supplies — 0.3%
Cintas Corp.	701	299,712
Waste Management, Inc.	2,091	331,152

		630,864
Communications Equipment — 1.1%
Cisco Systems, Inc.	48,632	2,209,352
Juniper Networks, Inc.	4,577	140,056
Motorola Solutions, Inc.	921	229,983

		2,579,391
Construction & Engineering — 0.1%
AECOM	2,059	155,002

Consumer Finance — 1.8%
Ally Financial, Inc.	12,069	332,622
American Express Co.	6,832	1,014,210
Capital One Financial Corp.	13,027	1,381,123
Credit Acceptance Corp.(a)	260	121,061
Discover Financial Services	5,109	533,686
SLM Corp.	15,250	252,997
Synchrony Financial	17,287	614,726

		4,250,425
Containers & Packaging — 0.2%
Ball Corp.	3,103	153,257
Crown Holdings, Inc.	1,876	128,675
International Paper Co.	7,446	250,260

		532,192
Distributors — 0.2%
Genuine Parts Co.	894	159,007
LKQ Corp.	3,521	195,908

		354,915

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services — 0.1%
Grand Canyon Education, Inc.(a)	1,748	$175,901
Service Corp. International	2,466	149,465

		325,366
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(a)	14,579	4,302,117
Equitable Holdings, Inc.	9,302	284,827
Voya Financial, Inc.	3,566	243,772

		4,830,716
Diversified Telecommunication Services — 2.0%
AT&T Inc.	143,078	2,608,312
Lumen Technologies, Inc.	19,335	142,305
Verizon Communications, Inc.	53,113	1,984,833

		4,735,450
Electric Utilities — 1.0%
American Electric Power Co., Inc.	1,694	148,936
Duke Energy Corp.	3,115	290,256
Edison International	3,075	184,623
Entergy Corp.	1,204	128,997
Eversource Energy	1,756	133,948
Exelon Corp.	6,115	235,978
NextEra Energy, Inc.	7,367	570,942
PPL Corp.	6,348	168,158
Southern Co.	7,075	463,271

		2,325,109
Electrical Equipment — 0.4%
Eaton Corp. PLC	2,270	340,659
Emerson Electric Co.	4,161	360,342
Rockwell Automation, Inc.	653	166,711

		867,712
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	3,177	240,912
Arrow Electronics, Inc.(a)	1,655	167,585
CDW Corp.	1,317	227,591
Corning, Inc.	6,241	200,773
Keysight Technologies, Inc.(a)	962	167,532
TE Connectivity Ltd.	2,637	322,321

		1,326,714
Energy Equipment & Services — 0.2%
Baker Hughes Co.	9,168	253,587
Schlumberger Ltd.	4,264	221,856

		475,443
Entertainment — 0.1%
Electronic Arts, Inc.	2,038	256,707

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	189	39,159
AvalonBay Communities, Inc.	934	163,562
Crown Castle, Inc.	2,975	396,448
Equity Residential	2,242	141,291
Essex Property Trust, Inc.	466	103,564
Healthpeak Properties, Inc.	4,983	118,247
Iron Mountain, Inc.	2,767	138,544
Prologis, Inc.	3,376	373,892
Public Storage	691	214,037
Realty Income Corp.	1,510	94,028
SBA Communications Corp., Class A	695	187,580
Simon Property Group, Inc.	2,489	271,251
SL Green Realty Corp.	2,651	105,192
Weyerhaeuser Co.	5,685	175,837

		2,522,632

Security	Shares	Value

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	745	$373,617
Kroger Co.	7,793	368,531
Sysco Corp.	2,990	258,814
Walgreens Boots Alliance, Inc.	8,375	305,688
Walmart, Inc.	10,966	1,560,791

		2,867,441
Food Products — 1.1%
Archer-Daniels-Midland Co.	2,321	225,091
Conagra Brands, Inc.	4,735	173,774
General Mills, Inc.	5,099	415,976
Hershey Co.	844	201,522
JM Smucker Co.	1,313	197,817
Kellogg Co.	1,901	146,035
Kraft Heinz Co.	6,188	238,052
Mondelez International, Inc., Class A	13,480	828,750
Tyson Foods, Inc., Class A	2,530	172,926

		2,599,943
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	10,938	1,082,206
Baxter International, Inc.	3,881	210,932
Becton Dickinson and Co.	1,448	341,685
Medtronic PLC	10,968	957,945
Stryker Corp.	877	201,043

		2,793,811
Health Care Providers & Services — 3.7%
Cardinal Health, Inc.	3,253	246,903
Cigna Corp.	5,196	1,678,620
CVS Health Corp.	5,691	538,938
DaVita, Inc.(a)	2,419	176,611
Elevance Health, Inc.	1,571	858,975
HCA Healthcare, Inc.	5,242	1,139,978
Humana, Inc.	772	430,838
Laboratory Corp. of America Holdings	978	216,979
McKesson Corp.	1,513	589,117
Quest Diagnostics, Inc.	2,878	413,425
UnitedHealth Group, Inc.	4,122	2,288,328
Universal Health Services, Inc., Class B	1,887	218,646

		8,797,358
Hotels, Restaurants & Leisure — 1.4%
Booking Holdings, Inc.(a)	134	250,510
Darden Restaurants, Inc.	1,846	264,237
Domino’s Pizza, Inc.	538	178,745
McDonald’s Corp.	4,541	1,238,149
MGM Resorts International	7,748	275,596
Starbucks Corp.	9,179	794,810
Yum! Brands, Inc.	3,201	378,518

		3,380,565
Household Durables — 0.6%
DR Horton, Inc.	3,181	244,555
Lennar Corp., Class A	3,970	320,379
NVR, Inc.(a)	67	283,929
PulteGroup, Inc.	5,126	204,989
Tempur Sealy International, Inc.	6,332	170,268
Whirlpool Corp.	1,647	227,681

		1,451,801
Household Products — 2.1%
Church & Dwight Co., Inc.	628	46,554
Clorox Co.	1,445	211,028
Colgate-Palmolive Co.	8,322	614,497

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Kimberly-Clark Corp.	3,181	$395,907
Procter & Gamble Co.	28,135	3,788,940

		5,056,926
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	8,464	194,418

Industrial Conglomerates — 1.0%
3M Co.	8,202	1,031,729
Honeywell International, Inc.	6,594	1,345,308

		2,377,037
Insurance — 3.9%
Aflac, Inc.	9,622	626,488
Allstate Corp.	5,980	754,975
American International Group, Inc.	14,599	832,143
Aon PLC, Class A	2,495	702,318
Arch Capital Group Ltd.(a)	3,977	228,678
Assurant, Inc.	1,135	154,201
Chubb Ltd.	5,199	1,117,213
Fidelity National Financial, Inc.	4,674	184,062
Hartford Financial Services Group, Inc.	5,506	398,690
Lincoln National Corp.	4,537	244,408
Loews Corp.	2,959	168,722
Marsh & McLennan Cos., Inc.	2,732	441,191
MetLife, Inc.	13,304	973,986
Principal Financial Group, Inc.	3,937	346,968
Progressive Corp.	1,956	251,150
Prudential Financial, Inc.	7,207	758,104
Travelers Cos., Inc.	3,204	591,010
Willis Towers Watson PLC	2,430	530,250

		9,304,557
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A(a)	42,773	4,042,476
Alphabet, Inc., Class C, NVS(a)	39,187	3,709,442
Meta Platforms, Inc., Class A(a)	39,833	3,710,842

		11,462,760
Internet & Direct Marketing Retail — 0.4%
eBay, Inc.	26,039	1,037,394

IT Services — 4.4%
Accenture PLC, Class A	3,778	1,072,574
Automatic Data Processing, Inc.	2,827	683,286
Cognizant Technology Solutions Corp., Class A	5,894	366,902
Fidelity National Information Services, Inc.	5,181	429,971
Fiserv, Inc.(a)	3,338	342,946
FleetCor Technologies, Inc.(a)	1,115	207,524
Gartner, Inc.(a)	914	275,955
Global Payments, Inc.	3,567	407,565
GoDaddy, Inc., Class A(a)	2,027	162,971
International Business Machines Corp.	9,981	1,380,272
Mastercard, Inc., Class A	4,805	1,576,905
Paychex, Inc.	1,732	204,913
PayPal Holdings, Inc.(a)	6,362	531,736
VeriSign, Inc.(a)	772	154,755
Visa, Inc., Class A	12,466	2,582,457
Western Union Co.	9,200	124,292

		10,505,024
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	1,964	271,719
Mettler-Toledo International, Inc.(a)	173	218,833
Thermo Fisher Scientific, Inc.	903	464,115

		954,667

Security	Shares	Value

Machinery — 1.4%
Caterpillar, Inc.	5,075	$1,098,534
Cummins, Inc.	1,583	387,059
Deere & Co.	1,811	716,830
Illinois Tool Works, Inc.	2,132	455,246
Otis Worldwide Corp.	2,104	148,627
Parker-Hannifin Corp.	701	203,725
Stanley Black & Decker, Inc.	3,573	280,445

		3,290,466
Media — 1.8%
Altice U.S.A., Inc., Class A(a)	36,257	239,659
Charter Communications, Inc., Class A(a)	5,249	1,929,637
Comcast Corp., Class A	26,953	855,488
Fox Corp., Class A, NVS	4,415	127,461
Liberty Broadband Corp., Class C, NVS(a)	5,726	483,446
Liberty Media Corp. - Liberty SiriusXM, Class C, NVS(a)	4,995	210,739
Nexstar Media Group, Inc.	785	134,471
Omnicom Group, Inc.	3,174	230,909

		4,211,810
Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	11,429	362,185
Newmont Corp.	10,070	426,162
Nucor Corp.	4,480	588,582
Steel Dynamics, Inc.	2,929	275,473

		1,652,402
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	17,232	141,647
Annaly Capital Management, Inc.	5,705	105,828

		247,475
Multiline Retail — 1.0%
Dollar General Corp.	2,610	665,681
Dollar Tree, Inc.(a)	1,136	180,056
Kohl’s Corp.	6,692	200,425
Target Corp.	8,153	1,339,130

		2,385,292
Multi-Utilities — 0.5%
Dominion Energy, Inc.	6,565	459,353
DTE Energy Co.	1,100	123,321
Public Service Enterprise Group, Inc.	3,138	175,947
Sempra Energy	2,422	365,577
WEC Energy Group, Inc.	1,854	169,326

		1,293,524
Oil, Gas & Consumable Fuels — 6.1%
APA Corp.	4,699	213,617
Chevron Corp.	14,391	2,603,332
ConocoPhillips	11,393	1,436,543
Devon Energy Corp.	8,122	628,237
Diamondback Energy, Inc.	1,356	213,041
EOG Resources, Inc.	2,792	381,164
Exxon Mobil Corp.	38,691	4,287,350
Kinder Morgan, Inc., Class P	25,186	456,370
Marathon Oil Corp.	4,752	144,698
Marathon Petroleum Corp.	13,483	1,531,938
ONEOK, Inc.	5,578	330,887
Phillips 66	4,248	443,024
Pioneer Natural Resources Co.	2,824	724,102
Valero Energy Corp.	4,608	578,534
Williams Cos., Inc.	12,179	398,619

		14,371,456

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	4,210	$238,497

Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	1,693	339,430
Herbalife Nutrition Ltd.(a)	7,378	156,856

		496,286
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co.	32,093	2,486,245
Eli Lilly & Co.	2,694	975,470
Johnson & Johnson	18,452	3,210,094
Merck & Co., Inc.	17,076	1,728,091
Pfizer, Inc.	43,721	2,035,213
Zoetis, Inc., Class A	1,701	256,477

		10,691,590
Professional Services — 0.1%
Leidos Holdings, Inc.	1,258	127,800
Verisk Analytics, Inc.	980	179,174

		306,974
Road & Rail — 1.4%
Avis Budget Group, Inc.(a)	1,475	348,778
CSX Corp.	23,426	680,760
Norfolk Southern Corp.	3,282	748,526
Union Pacific Corp.	7,874	1,552,280

		3,330,344
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.(a)	6,326	379,939
Analog Devices, Inc.	5,376	766,725
Applied Materials, Inc.	10,833	956,445
Broadcom, Inc.	4,197	1,973,094
Intel Corp.	80,204	2,280,200
KLA Corp.	1,815	574,357
Lam Research Corp.	1,927	780,011
Microchip Technology, Inc.	2,615	161,450
Micron Technology, Inc.	9,253	500,587
NXP Semiconductors NV	3,926	573,510
Qorvo, Inc. (a)	2,107	181,370
QUALCOMM, Inc.	9,242	1,087,414
Silicon Laboratories, Inc.(a)	1,440	165,485
Skyworks Solutions, Inc.	2,167	186,384
Texas Instruments, Inc.	6,166	990,445

		11,557,416
Software — 5.9%
Adobe, Inc.(a)	2,359	751,341
Autodesk, Inc.(a)	936	200,585
Cadence Design Systems, Inc.(a)	884	133,829
Dropbox, Inc., Class A(a)	7,634	166,039
Fair Isaac Corp.(a)	438	209,732
Fortinet, Inc.(a)	3,712	212,178
Intuit, Inc.	1,013	433,057
Microsoft Corp.	36,859	8,556,080
Oracle Corp.	38,058	2,971,188
Palo Alto Networks, Inc.(a)	1,162	199,388
VMware, Inc., Class A(a)	1,052	118,382

		13,951,799
Specialty Retail — 4.6%
Advance Auto Parts, Inc.	1,372	260,570

Security	Shares	Value

Specialty Retail (continued)
AutoNation, Inc.(a)	1,758	$186,893
AutoZone, Inc.(a)	337	853,580
Bath & Body Works, Inc.	12,084	403,364
Best Buy Co., Inc.	7,417	507,397
Dick’s Sporting Goods, Inc.	1,604	182,471
Home Depot, Inc.	11,375	3,368,479
Lowe’s Cos., Inc.	14,986	2,921,521
O’Reilly Automotive, Inc.(a)	828	693,177
Ross Stores, Inc.	2,211	211,571
TJX Cos., Inc.	8,726	629,145
Tractor Supply Co.	1,034	227,242
Ulta Beauty, Inc.(a)	457	191,652
Williams-Sonoma, Inc.	1,444	178,810

		10,815,872
Technology Hardware, Storage & Peripherals — 6.0%
Apple Inc.	75,377	11,558,309
Dell Technologies, Inc., Class C	13,057	501,389
Hewlett Packard Enterprise Co.	14,122	201,521
HP, Inc.	50,277	1,388,651
NetApp, Inc.	2,823	195,549
Seagate Technology Holdings PLC	7,141	354,622
Xerox Holdings Corp.	7,880	115,284

		14,315,325
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc.(a)	1,540	108,955
Nike, Inc., Class B	7,861	728,558
Tapestry, Inc.	6,130	194,198
VF Corp.	3,569	100,824

		1,132,535
Tobacco — 1.4%
Altria Group, Inc.	35,676	1,650,728
Philip Morris International, Inc.	17,702	1,625,929

		3,276,657
Trading Companies & Distributors — 0.1%
Fastenal Co.	2,825	136,532
WW Grainger, Inc.	307	179,396

		315,928

Total Long-Term Investments — 99.7% (Cost: $257,619,362)		236,805,253

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(b)(c)	768,866	768,866

Total Short-Term Securities — 0.3% (Cost: $768,866)		768,866

Total Investments — 100.0% (Cost: $258,388,228)		237,574,119
Liabilities in Excess of Other Assets — (0.0)%		(107,747)

Net Assets — 100.0%		$237,466,372

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core Dividend ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$490,000	$278,866	(a)	$—	$—	$—	$768,866	768,866	$5,463	$—
BlackRock, Inc.	922,028	146,781		(317,583)	(71,576)	87,691	767,341	1,188	14,713	—

					$(71,576)	$87,691	$1,536,207		$20,176	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	33	12/16/22	$ 641	$7,092

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$7,092	$—	$—	$—	$7,092

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(146,312)	$—	$—	$—	$(146,312)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$66,540	$—	$—	$—	$66,540

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$785,366

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core Dividend ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$236,805,253	$—	$—	$236,805,253
Short-Term Securities
Money Market Funds	768,866	—	—	768,866

	$237,574,119	$—	$—	$237,574,119

Derivative Financial Instruments(a)
Assets
Equity Contracts	$7,092	$—	$—	$7,092

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.0%
BWX Technologies, Inc.	101,371	$5,776,120
Curtiss-Wright Corp.	13,371	2,244,055
General Dynamics Corp.	347,194	86,729,061
HEICO Corp.	4,716	767,010
HEICO Corp., Class A	8,911	1,134,370
Huntington Ingalls Industries, Inc.	55,587	14,289,750
L3Harris Technologies, Inc.	252,470	62,226,281
Lockheed Martin Corp.	429,191	208,878,676
Northrop Grumman Corp.	140,790	77,295,118
Raytheon Technologies Corp.	2,543,556	241,179,980

		700,520,421
Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc.	167,611	16,378,947
Expeditors International of Washington, Inc.	150,772	14,753,040
Forward Air Corp.	19,652	2,080,557
United Parcel Service, Inc., Class B	1,546,562	259,466,707

		292,679,251
Auto Components — 0.1%
Gentex Corp.	285,654	7,566,974
LCI Industries	61,990	6,577,759

		14,144,733
Automobiles — 0.0%
Thor Industries, Inc.	81,667	6,653,411

Banks — 10.2%
Associated Banc-Corp.	408,999	9,959,126
Atlantic Union Bankshares Corp.	183,967	6,354,220
BancFirst Corp.	18,943	1,815,118
Bank of America Corp.	12,060,907	434,675,088
Bank of Hawaii Corp.	99,239	7,537,202
Bank OZK	247,257	10,627,106
BOK Financial Corp.	49,380	5,441,182
Cadence Bank	119,539	3,305,253
Cathay General Bancorp	168,797	7,697,143
Citigroup, Inc.	5,538,079	253,976,303
Comerica, Inc.	295,822	20,855,451
Commerce Bancshares, Inc.	114,675	8,123,577
Community Bank System, Inc.	53,253	3,324,585
Cullen/Frost Bankers, Inc.	100,669	15,608,728
CVB Financial Corp.	267,710	7,688,631
Fifth Third Bancorp	1,653,385	59,009,311
First Financial Bankshares, Inc.	145,182	5,588,055
First Horizon Corp.	952,919	23,356,045
First Merchants Corp.	128,543	5,771,581
First Republic Bank	87,373	10,493,497
Fulton Financial Corp.	426,369	7,772,707
Glacier Bancorp, Inc.	197,011	11,284,790
Hilltop Holdings, Inc.	80,025	2,316,724
Home BancShares, Inc.	374,586	9,548,197
Independent Bank Corp.	34,694	3,018,725
Independent Bank Group, Inc.	56,786	3,582,629
JPMorgan Chase & Co.	5,513,566	694,047,688
KeyCorp	2,797,919	49,998,813
M&T Bank Corp.	320,896	54,029,260
PNC Financial Services Group, Inc.	1,056,937	171,044,115
Popular, Inc.	150,690	10,656,797
Prosperity Bancshares, Inc.	186,475	13,346,016
Regions Financial Corp.	2,015,698	44,244,571
ServisFirst Bancshares, Inc.	37,094	2,794,291
Simmons First National Corp., Class A	177,423	4,235,087

Security	Shares	Value

Banks (continued)
SouthState Corp.	131,018	$11,847,958
Synovus Financial Corp.	340,577	13,571,993
Towne Bank	150,416	4,954,703
Truist Financial Corp.	3,997,221	179,035,529
U.S. Bancorp	3,683,836	156,378,838
UMB Financial Corp.	48,788	4,060,137
United Community Banks, Inc.	94,831	3,650,993
Washington Federal, Inc.	137,504	5,321,405
Webster Financial Corp.	422,370	22,917,796
Wintrust Financial Corp.	67,369	6,307,086
Zions Bancorp N.A.	301,109	15,639,601

		2,406,813,651
Beverages — 4.0%
Brown-Forman Corp., Class A	40,161	2,761,872
Brown-Forman Corp., Class B, NVS	129,429	8,801,172
Coca-Cola Co.	7,491,900	448,390,215
Constellation Brands, Inc., Class A	142,387	35,180,980
PepsiCo, Inc.	2,495,810	453,189,180

		948,323,419
Biotechnology — 1.3%
Amgen, Inc.	1,151,267	311,245,033

Building Products — 0.5%
A O Smith Corp.	176,434	9,665,055
AAON, Inc.	21,123	1,362,222
Advanced Drainage Systems, Inc.	13,655	1,582,341
Allegion PLC	100,378	10,516,603
Carlisle Cos., Inc.	35,082	8,377,582
Fortune Brands Home & Security, Inc.	160,984	9,710,555
Lennox International, Inc.	37,157	8,678,761
Masco Corp.	355,294	16,439,453
Owens Corning	111,920	9,581,471
Simpson Manufacturing Co., Inc.	33,789	2,888,284
Trane Technologies PLC	263,975	42,138,329
UFP Industries, Inc.	59,101	4,209,764

		125,150,420
Capital Markets — 5.8%
Ameriprise Financial, Inc.	135,677	41,940,474
Bank of New York Mellon Corp.	1,759,698	74,100,883
BlackRock, Inc.(a)	280,307	181,053,094
CME Group, Inc., Class A	488,239	84,611,819
Cohen & Steers, Inc.	52,333	3,148,353
Evercore, Inc., Class A	83,689	8,795,714
FactSet Research Systems, Inc.	20,710	8,811,898
Franklin Resources, Inc.	852,182	19,983,668
Goldman Sachs Group, Inc.	706,339	243,340,849
Hamilton Lane, Inc., Class A	56,228	3,363,559
Houlihan Lokey, Inc., Class A	92,717	8,281,482
Intercontinental Exchange, Inc.	563,038	53,809,542
Jefferies Financial Group, Inc.	482,889	16,616,211
MarketAxess Holdings, Inc.	29,160	7,116,206
Moody’s Corp.	104,388	27,649,250
Morgan Stanley	3,395,442	279,003,469
MSCI, Inc., Class A	58,452	27,405,805
Nasdaq, Inc.	302,927	18,854,176
Northern Trust Corp.	413,326	34,864,048
Raymond James Financial, Inc.	170,994	20,201,231
S&P Global, Inc.	220,404	70,804,785
SEI Investments Co.	107,340	5,828,562
State Street Corp.	820,487	60,716,038

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Stifel Financial Corp.	145,632	$9,010,252
T Rowe Price Group, Inc.	610,691	64,830,957

		1,374,142,325
Chemicals — 2.2%
Air Products and Chemicals, Inc.	385,315	96,482,876
Albemarle Corp.	45,362	12,695,463
Ashland, Inc.	46,658	4,895,357
Avient Corp.	142,165	4,903,271
Balchem Corp.	11,753	1,643,069
Cabot Corp.	81,818	6,011,987
Celanese Corp.	182,718	17,562,854
Eastman Chemical Co.	292,856	22,494,269
Ecolab, Inc.	201,297	31,617,720
HB Fuller Co.	41,938	2,923,498
Innospec, Inc.	25,980	2,597,740
International Flavors & Fragrances, Inc.	482,832	47,129,232
Linde PLC	559,406	166,339,374
NewMarket Corp.	12,989	3,953,072
PPG Industries, Inc.	311,010	35,511,122
Quaker Chemical Corp.	8,835	1,436,924
RPM International, Inc.	148,312	14,025,866
Scotts Miracle-Gro Co., Class A	126,653	5,814,639
Sensient Technologies Corp.	60,926	4,353,772
Sherwin-Williams Co.	163,393	36,768,327
Stepan Co.	21,035	2,196,896
Valvoline, Inc.	210,577	6,182,541
Westlake Corp.	33,328	3,221,151

		530,761,020
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	81,640	3,633,796
Brady Corp., Class A, NVS	69,652	3,186,579
Cintas Corp.	63,945	27,339,685
MSA Safety, Inc.	39,445	5,295,097
Republic Services, Inc.	177,769	23,575,725
Tetra Tech, Inc.	24,584	3,473,227
Waste Management, Inc.	389,343	61,660,251

		128,164,360
Communications Equipment — 2.0%
Cisco Systems, Inc.	9,535,083	433,178,821
Motorola Solutions, Inc.	143,827	35,915,040

		469,093,861
Construction & Engineering — 0.1%
Comfort Systems U.S.A., Inc.	15,554	1,917,497
MDU Resources Group, Inc.	399,738	11,384,538

		13,302,035
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	31,953	10,735,569
Vulcan Materials Co.	85,517	13,999,133

		24,734,702
Consumer Finance — 0.8%
Ally Financial, Inc.	806,625	22,230,585
American Express Co.	567,139	84,191,785
Discover Financial Services	461,293	48,186,667
FirstCash Holdings, Inc.	44,993	4,429,561
Nelnet, Inc., Class A	16,780	1,494,930
Synchrony Financial	987,129	35,102,307

		195,635,835
Containers & Packaging — 0.2%
AptarGroup, Inc.	67,337	6,676,464

Security	Shares	Value

Containers & Packaging (continued)
Avery Dennison Corp.	88,788	$15,054,005
Ball Corp.	298,265	14,731,308
Silgan Holdings, Inc.	79,261	3,753,801
Sonoco Products Co.	203,399	12,627,010

		52,842,588
Distributors — 0.2%
Genuine Parts Co.	212,480	37,791,693
Pool Corp.	31,662	9,632,530

		47,424,223
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	3,140	1,958,952
Service Corp. International	172,302	10,443,224

		12,402,176
Electric Utilities — 2.1%
Alliant Energy Corp.	465,047	24,261,502
American Electric Power Co., Inc.	1,040,876	91,513,818
Evergy, Inc.	508,800	31,102,944
Eversource Energy	650,130	49,591,916
IDACORP, Inc.	93,737	9,814,264
MGE Energy, Inc.	53,133	3,617,826
NextEra Energy, Inc.	2,515,970	194,987,675
Otter Tail Corp.	61,383	4,138,442
PNM Resources, Inc.	170,588	7,927,224
Portland General Electric Co.	210,329	9,452,185
Xcel Energy, Inc.	940,034	61,205,614

		487,613,410
Electrical Equipment — 1.1%
Eaton Corp. PLC	621,152	93,216,281
Emerson Electric Co.	1,012,585	87,689,861
Hubbell, Inc.	71,730	17,034,440
nVent Electric PLC	236,503	8,632,360
Regal Rexnord Corp.	45,384	5,742,891
Rockwell Automation, Inc.	145,494	37,144,618

		249,460,451
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	436,557	33,104,117
Avnet, Inc.	167,484	6,731,182
Badger Meter, Inc.	18,661	2,098,989
CDW Corp.	106,731	18,444,184
Cognex Corp.	74,050	3,423,332
Corning, Inc.	1,689,321	54,345,457
Littelfuse, Inc.	17,885	3,939,171
TD SYNNEX Corp.	37,599	3,440,685
TE Connectivity Ltd.	387,345	47,345,179

		172,872,296
Entertainment — 0.1%
Activision Blizzard, Inc.	323,151	23,525,393

Food & Staples Retailing — 1.9%
Casey’s General Stores, Inc.	17,452	4,061,255
Costco Wholesale Corp.	204,909	102,761,864
Kroger Co.	929,643	43,962,817
Sysco Corp.	820,394	71,013,305
Walmart, Inc.	1,575,031	224,174,162

		445,973,403
Food Products — 1.8%
Archer-Daniels-Midland Co.	702,952	68,172,285
Flowers Foods, Inc.	444,891	12,772,821
Hershey Co.	179,991	42,976,451
Hormel Foods Corp.	426,930	19,830,899

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Ingredion, Inc.	138,362	$12,330,821
J & J Snack Foods Corp.	18,048	2,664,065
JM Smucker Co.	213,070	32,101,126
Kellogg Co.	554,757	42,616,433
Lamb Weston Holdings, Inc.	120,707	10,407,358
Lancaster Colony Corp.	25,088	4,522,865
McCormick & Co., Inc., NVS	298,510	23,474,826
Mondelez International, Inc., Class A	2,144,862	131,866,116
Tyson Foods, Inc., Class A	492,890	33,689,031

		437,425,097
Gas Utilities — 0.3%
Atmos Energy Corp.	219,774	23,416,920
National Fuel Gas Co.	167,367	11,295,599
New Jersey Resources Corp.	207,161	9,247,667
ONE Gas, Inc.	115,474	8,946,925
Southwest Gas Holdings, Inc.	138,561	10,124,652
UGI Corp.	522,915	18,474,587

		81,506,350
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	2,137,408	211,475,148
Baxter International, Inc.	675,149	36,694,348
Becton Dickinson and Co.	260,959	61,578,495
Dentsply Sirona, Inc.	230,732	7,111,160
Medtronic PLC	2,847,770	248,724,232
ResMed, Inc.	76,119	17,027,059
STERIS PLC	57,735	9,963,906
Stryker Corp.	301,652	69,150,705

		661,725,053
Health Care Providers & Services — 2.8%
AmerisourceBergen Corp.	128,265	20,165,823
Chemed Corp.	3,314	1,547,207
Elevance Health, Inc.	173,211	94,706,579
Encompass Health Corp.	151,936	8,271,396
Ensign Group, Inc.	9,117	818,524
Humana, Inc.	56,130	31,325,030
McKesson Corp.	58,483	22,771,526
Quest Diagnostics, Inc.	167,024	23,992,998
UnitedHealth Group, Inc.	806,886	447,942,763

		651,541,846
Hotels, Restaurants & Leisure — 2.1%
Domino’s Pizza, Inc.	30,326	10,075,510
McDonald’s Corp.	1,073,947	292,822,389
Starbucks Corp.	1,730,526	149,846,246
Texas Roadhouse, Inc.	96,252	9,524,136
Wingstop, Inc.	11,084	1,755,595
Yum! Brands, Inc.	382,791	45,265,036

		509,288,912
Household Durables — 0.2%
DR Horton, Inc.	277,300	21,318,824
Whirlpool Corp.	174,492	24,121,774

		45,440,598
Household Products — 3.4%
Church & Dwight Co., Inc.	213,689	15,840,766
Colgate-Palmolive Co.	1,364,322	100,741,536
Energizer Holdings, Inc.	193,266	5,583,455
Kimberly-Clark Corp.	834,482	103,859,630
Procter & Gamble Co.	4,328,009	582,852,972
WD-40 Co.	16,165	2,588,986

		811,467,345

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	1,060,994	$27,755,603

Industrial Conglomerates — 1.8%
3M Co.	1,912,689	240,597,149
Honeywell International, Inc.	959,386	195,733,932

		436,331,081
Insurance — 3.9%
Aflac, Inc.	1,057,562	68,857,861
Allstate Corp.	507,168	64,029,960
American Equity Investment Life Holding Co.	51,245	2,207,635
American Financial Group, Inc.	78,696	11,419,577
Aon PLC, Class A	112,761	31,741,094
Arthur J. Gallagher & Co.	156,968	29,365,573
Assurant, Inc.	62,285	8,462,040
Assured Guaranty Ltd.	85,622	5,067,966
Axis Capital Holdings Ltd.	172,568	9,434,293
Brown & Brown, Inc.	100,548	5,911,217
Chubb Ltd.	493,041	105,949,581
Cincinnati Financial Corp.	284,057	29,348,769
CNO Financial Group, Inc.	244,816	5,400,641
Erie Indemnity Co., Class A, NVS	33,540	8,620,115
Everest Re Group Ltd.	63,310	20,427,605
Fidelity National Financial, Inc.	844,257	33,246,841
First American Financial Corp.	286,027	14,415,761
Globe Life, Inc.	51,512	5,950,666
Hanover Insurance Group, Inc.	55,790	8,172,677
Hartford Financial Services Group, Inc.	526,475	38,122,055
Kinsale Capital Group, Inc.	3,652	1,151,001
Lincoln National Corp.	417,353	22,482,806
Marsh & McLennan Cos., Inc.	485,636	78,425,358
MetLife, Inc.	1,418,284	103,832,572
Old Republic International Corp.	817,719	18,979,258
Primerica, Inc.	46,891	6,785,128
Principal Financial Group, Inc.	545,988	48,117,922
Reinsurance Group of America, Inc.	115,597	17,012,410
RenaissanceRe Holdings Ltd.	33,121	5,123,156
RLI Corp.	26,821	3,488,607
Selective Insurance Group, Inc.	56,763	5,567,315
Travelers Cos., Inc.	369,407	68,140,815
W. R. Berkley Corp.	85,706	6,374,812
Willis Towers Watson PLC	118,844	25,932,949

		917,566,036
IT Services — 2.9%
Accenture PLC, Class A	582,620	165,405,818
Automatic Data Processing, Inc.	488,914	118,170,514
Broadridge Financial Solutions, Inc.	120,898	18,141,954
Fidelity National Information Services, Inc.	860,257	71,392,729
Genpact Ltd.	125,084	6,066,574
Jack Henry & Associates, Inc.	49,588	9,870,987
Mastercard, Inc., Class A	348,411	114,341,522
SS&C Technologies Holdings, Inc.	216,778	11,146,725
TTEC Holdings, Inc.	24,088	1,071,193
Visa, Inc., Class A	837,382	173,472,055

		689,080,071
Leisure Products — 0.1%
Acushnet Holdings Corp.	34,126	1,589,248
Brunswick Corp.	102,434	7,239,010
Polaris, Inc.	87,688	8,909,101

		17,737,359
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	131,200	18,151,520

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Danaher Corp.	158,250	$39,826,778
West Pharmaceutical Services, Inc.	12,850	2,956,785

		60,935,083
Machinery — 2.9%
AGCO Corp.	36,843	4,574,795
Caterpillar, Inc.	962,323	208,304,437
Cummins, Inc.	278,507	68,097,747
Donaldson Co., Inc.	151,539	8,705,915
Dover Corp.	154,389	20,177,098
Franklin Electric Co., Inc.	23,586	1,932,637
Graco, Inc.	149,259	10,385,441
Hillenbrand, Inc.	111,702	4,934,994
IDEX Corp.	60,131	13,367,723
Illinois Tool Works, Inc.	464,070	99,092,867
ITT, Inc.	81,847	6,252,292
Kadant, Inc.	5,198	924,984
Lincoln Electric Holdings, Inc.	64,474	9,155,308
Mueller Water Products, Inc., Class A	234,001	2,737,812
Nordson Corp.	41,179	9,265,275
Oshkosh Corp.	84,146	7,404,848
Otis Worldwide Corp.	453,290	32,020,406
PACCAR, Inc.	362,235	35,075,215
Parker-Hannifin Corp.	169,882	49,371,107
Pentair PLC	210,220	9,028,949
Snap-on, Inc.	92,812	20,608,905
Stanley Black & Decker, Inc.	369,966	29,038,631
Terex Corp.	74,138	3,005,554
Timken Co.	86,893	6,194,602
Toro Co.	98,069	10,339,415
Trinity Industries, Inc.	182,413	5,204,243
Watts Water Technologies, Inc., Class A	17,696	2,589,986
Xylem, Inc.	154,220	15,796,755

		693,587,941
Marine — 0.0%
Matson, Inc.	47,150	3,469,297

Media — 1.5%
Cable One, Inc.	3,706	3,185,047
Comcast Corp., Class A	9,383,570	297,834,512
Interpublic Group of Cos., Inc.	1,115,897	33,242,572
John Wiley & Sons, Inc., Class A	99,141	4,182,759
Nexstar Media Group, Inc.	52,767	9,038,987
Sirius XM Holdings, Inc.	916,589	5,536,197

		353,020,074
Metals & Mining — 0.3%
Nucor Corp.	267,832	35,187,768
Reliance Steel & Aluminum Co.	78,672	15,850,835
Royal Gold, Inc.	66,664	6,330,414
Steel Dynamics, Inc.	209,168	19,672,250
Worthington Industries, Inc.	49,047	2,332,675

		79,373,942
Multiline Retail — 0.7%
Dillard’s, Inc., Class A	880	289,335
Dollar General Corp.	139,734	35,639,157
Target Corp.	795,268	130,622,769

		166,551,261
Multi-Utilities — 1.4%
Ameren Corp.	432,724	35,275,660
Black Hills Corp.	135,954	8,887,313
CMS Energy Corp.	519,809	29,655,103
DTE Energy Co.	344,190	38,587,141

Security	Shares	Value

Multi-Utilities (continued)
NiSource, Inc.	856,942	$22,014,840
Public Service Enterprise Group, Inc.	1,092,568	61,260,288
Sempra Energy	564,630	85,225,252
WEC Energy Group, Inc.	589,105	53,802,960

		334,708,557
Oil, Gas & Consumable Fuels — 1.5%
ConocoPhillips	1,515,545	191,095,069
Coterra Energy, Inc.	4,894,572	152,368,026

		343,463,095
Personal Products — 0.2%
Estee Lauder Cos., Inc., Class A	152,327	30,540,040
Medifast, Inc.	43,210	5,055,138

		35,595,178
Pharmaceuticals — 10.5%
Bristol-Myers Squibb Co.	4,546,850	352,244,469
Eli Lilly & Co.	674,496	244,228,257
Johnson & Johnson	3,903,980	679,175,401
Merck & Co., Inc.	5,462,049	552,759,359
Perrigo Co. PLC	251,714	10,139,040
Pfizer, Inc.	13,230,357	615,873,118
Zoetis, Inc., Class A	258,963	39,046,441

		2,493,466,085
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp., Class A	161,992	17,632,829
Exponent, Inc.	35,885	3,418,405
Insperity, Inc.	47,113	5,560,276
ManpowerGroup, Inc.	135,723	10,632,540
Robert Half International, Inc.	167,925	12,839,546

		50,083,596
Road & Rail — 1.5%
CSX Corp.	1,851,218	53,796,395
JB Hunt Transport Services, Inc.	53,884	9,217,936
Landstar System, Inc.	21,070	3,291,555
Norfolk Southern Corp.	330,859	75,459,012
Old Dominion Freight Line, Inc.	28,541	7,837,359
Ryder System, Inc.	116,239	9,358,402
Schneider National, Inc., Class B	35,299	785,050
Union Pacific Corp.	970,373	191,299,333
Werner Enterprises, Inc.	57,267	2,244,866

		353,289,908
Semiconductors & Semiconductor Equipment — 6.6%
Analog Devices, Inc.	718,034	102,406,009
Broadcom, Inc.	901,155	423,650,989
Intel Corp.	13,241,646	376,459,996
KLA Corp.	156,643	49,569,677
Lam Research Corp.	130,861	52,969,916
Microchip Technology, Inc.	698,734	43,139,837
Power Integrations, Inc.	42,689	2,847,783
QUALCOMM, Inc.	1,776,205	208,988,280
Skyworks Solutions, Inc.	274,672	23,624,539
Texas Instruments, Inc.	1,739,091	279,350,187
Universal Display Corp.	33,073	3,149,211

		1,566,156,424
Software — 3.6%
Dolby Laboratories, Inc., Class A	60,672	4,055,316
Intuit, Inc.	120,412	51,476,130
Microsoft Corp.	2,748,892	638,100,300

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Oracle Corp.	1,839,410	$143,602,739
Roper Technologies, Inc.	44,213	18,328,057

		855,562,542
Specialty Retail — 3.5%
Best Buy Co., Inc.	660,514	45,185,763
Dick’s Sporting Goods, Inc.	69,457	7,901,428
Group 1 Automotive, Inc.	11,188	1,935,524
Home Depot, Inc.	1,794,819	531,499,751
Lithia Motors, Inc.	13,246	2,624,695
Lowe’s Cos., Inc.	937,762	182,816,702
Penske Automotive Group, Inc.	38,566	4,304,737
Tractor Supply Co.	143,251	31,482,272
Williams-Sonoma, Inc.	102,023	12,633,508

		820,384,380
Technology Hardware, Storage & Peripherals — 3.4%
Apple Inc.	4,256,604	652,707,657
Hewlett Packard Enterprise Co.	3,187,488	45,485,454
HP, Inc.	2,611,158	72,120,184
NetApp, Inc.	430,024	29,787,763

		800,101,058
Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.	111,064	7,537,914
Columbia Sportswear Co.	40,752	3,036,024
Nike, Inc., Class B	970,839	89,977,358
VF Corp.	1,034,069	29,212,449

		129,763,745
Thrifts & Mortgage Finance — 0.0%
WSFS Financial Corp.	31,138	1,449,785

Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	142,822	5,040,188

Security	Shares	Value

Trading Companies & Distributors (continued)
Applied Industrial Technologies, Inc.	33,559	$4,174,068
Fastenal Co.	948,157	45,824,428
GATX Corp.	53,681	5,620,938
MSC Industrial Direct Co., Inc., Class A	122,175	10,138,082
Watsco, Inc.	70,079	18,988,606
WW Grainger, Inc.	35,250	20,598,337

		110,384,647
Water Utilities — 0.2%
American States Water Co.	48,847	4,418,699
American Water Works Co., Inc.	210,752	30,630,696
California Water Service Group	62,432	3,874,530
Essential Utilities, Inc.	370,136	16,367,414

		55,291,339

Total Long-Term Investments — 99.7% (Cost: $21,098,333,396)		23,626,981,705

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	49,382,273	49,382,273

Total Short-Term Securities — 0.2% (Cost: $49,382,273)		49,382,273

Total Investments — 99.9% (Cost: $21,147,715,669)		23,676,363,978
Other Assets Less Liabilities — 0.1%		30,302,851

Net Assets — 100.0%		$23,706,666,829

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(23,634	)(b)	$23,634	$—	$—	—	$267,190	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	48,180,000	1,202,273	(b)	—		—	—	49,382,273	49,382,273	437,769		—
BlackRock, Inc.	146,773,563	42,229,607		(15,422,290)		(5,009,400)	12,481,614	181,053,094	280,307	2,601,235		—

						$(4,985,766)	$12,481,614	$230,435,367		$3,306,194		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core Dividend Growth ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	392	12/16/22	$ 76,107	$436,115

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$436,115	$—	$—	$—	$436,115

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(10,422,890)	$—	$—	$—	$(10,422,890)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$2,492,552	$—	$—	$—	$2,492,552

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$83,108,550

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core Dividend Growth ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$23,626,981,705	$—	$—	$23,626,981,705
Short-Term Securities
Money Market Funds	49,382,273	—	—	49,382,273

	$23,676,363,978	$—	$—	$23,676,363,978

Derivative Financial Instruments(a)
Assets
Equity Contracts	$436,115	$—	$—	$436,115

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) October 31, 2022	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 2.2%
United Parcel Service, Inc., Class B	1,602,066	$268,778,613

Banks — 3.6%
Huntington Bancshares, Inc.	4,640,692	70,445,704
PNC Financial Services Group, Inc.	1,094,894	177,186,696
Truist Financial Corp.	4,140,715	185,462,625

		433,095,025
Beverages — 3.9%
Coca-Cola Co.	7,760,847	464,486,693

Biotechnology — 11.5%
AbbVie, Inc.	5,060,048	740,791,027
Amgen, Inc.	1,192,591	322,416,977
Gilead Sciences, Inc.	3,981,076	312,355,223

		1,375,563,227
Capital Markets — 3.4%
Artisan Partners Asset Management, Inc., Class A	343,820	9,802,308
Blackstone, Inc., NVS	2,602,099	237,155,303
Carlyle Group, Inc.	397,629	11,244,948
Cohen & Steers, Inc.	54,156	3,258,025
Evercore, Inc., Class A	86,378	9,078,328
Franklin Resources, Inc.	879,014	20,612,878
Invesco Ltd.	1,068,526	16,369,818
Janus Henderson Group PLC	774,970	17,646,067
Moelis & Co., Class A	262,855	11,160,823
T Rowe Price Group, Inc.	634,084	67,314,358

		403,642,856
Communications Equipment — 3.7%
Cisco Systems, Inc.	9,877,383	448,729,510

Containers & Packaging — 0.6%
Amcor PLC	4,199,690	48,632,410
Packaging Corp. of America	236,821	28,468,253

		77,100,663
Diversified Telecommunication Services — 5.8%
Cogent Communications Holdings, Inc.	218,085	11,451,643
Verizon Communications, Inc.	18,430,694	688,755,035

		700,206,678
Electric Utilities — 4.4%
Alliant Energy Corp.	478,689	24,973,205
American Electric Power Co., Inc.	1,077,307	94,716,831
Avangrid, Inc.	174,843	7,112,613
Duke Energy Corp.	1,976,977	184,214,717
Evergy, Inc.	527,302	32,233,971
IDACORP, Inc.	96,108	10,062,508
PNM Resources, Inc.	176,093	8,183,042
Southern Co.	2,552,095	167,111,181

		528,608,068
Electronic Equipment, Instruments & Components — 0.6%
Corning, Inc.	1,752,513	56,378,343
National Instruments Corp.	264,647	10,104,223

		66,482,566
Food Products — 1.5%
Campbell Soup Co.	427,625	22,625,639
Flowers Foods, Inc.	456,209	13,097,760
General Mills, Inc.	1,200,915	97,970,646
Kellogg Co.	576,214	44,264,759

		177,958,804

Security	Shares	Value

Health Care Equipment & Supplies — 2.1%
Medtronic PLC	2,950,013	$257,654,135

Hotels, Restaurants & Leisure — 0.4%
Darden Restaurants, Inc.	332,249	47,558,122

Household Durables — 0.4%
Garmin Ltd.	345,638	30,429,970
Leggett & Platt, Inc.	439,550	14,834,812

		45,264,782
Household Products — 0.9%
Kimberly-Clark Corp.	863,902	107,521,243
Reynolds Consumer Products, Inc.	125,120	3,821,165

		111,342,408
Industrial Conglomerates — 2.1%
3M Co.	1,981,327	249,231,123

Insurance — 0.1%
CNA Financial Corp.	76,991	3,210,525
First American Financial Corp.	292,945	14,764,428

		17,974,953
IT Services — 4.0%
International Business Machines Corp.	3,273,472	452,688,443
Western Union Co.	1,747,806	23,612,859

		476,301,302
Leisure Products — 0.2%
Hasbro, Inc.	326,434	21,299,818

Machinery — 0.6%
Cummins, Inc.	288,900	70,638,939

Media — 0.0%
John Wiley & Sons, Inc., Class A	102,435	4,321,733

Multi-Utilities — 3.0%
Dominion Energy, Inc.	1,829,288	127,995,281
NiSource, Inc.	883,181	22,688,920
Public Service Enterprise Group, Inc.	1,128,478	63,273,761
Sempra Energy	584,336	88,199,676
WEC Energy Group, Inc.	608,578	55,581,429

		357,739,067
Oil, Gas & Consumable Fuels — 28.0%
Antero Midstream Corp.	2,101,357	22,379,452
Chevron Corp.	5,066,984	916,617,406
Devon Energy Corp.	3,212,240	248,466,764
DT Midstream, Inc.	313,948	18,742,696
Exxon Mobil Corp.	11,092,579	1,229,168,679
Kinder Morgan, Inc., Class P	8,539,748	154,740,234
ONEOK, Inc.	1,948,194	115,566,868
Pioneer Natural Resources Co.	1,994,544	511,421,027
Williams Cos., Inc.	4,380,324	143,368,004

		3,360,471,130
Personal Products — 0.0%
Medifast, Inc.	44,740	5,234,133

Pharmaceuticals — 7.8%
Bristol-Myers Squibb Co.	4,710,059	364,888,271
Merck & Co., Inc.	5,658,147	572,604,476

		937,492,747
Semiconductors & Semiconductor Equipment — 3.7%
Broadcom, Inc.	933,511	438,862,191

Specialty Retail — 0.2%
Advance Auto Parts, Inc.	144,799	27,500,226

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.3%
VF Corp.	1,071,581	$30,272,163

Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc.	476,998	9,954,948

Tobacco — 4.4%
Philip Morris International, Inc.	5,769,195	529,900,561

Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co., Inc., Class A	124,886	10,363,040
Watsco, Inc.	72,340	19,601,247

		29,964,287

Total Long-Term Investments — 99.7% (Cost: $11,702,052,033)		11,973,631,471

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	17,951,620	$17,951,620

Total Short-Term Securities — 0.2% (Cost: $17,951,620)		17,951,620

Total Investments — 99.9% (Cost: $11,720,003,653)		11,991,583,091
Other Assets Less Liabilities — 0.1%		14,165,187

Net Assets — 100.0%		$12,005,748,278

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash
Funds: Institutional, SL Agency Shares(a)	$—	$—		$(22,951	)(b)	$22,951	$—	$—	—	$210,968	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,010,000	3,941,620	(b)	—		—	—	17,951,620	17,951,620	170,209		—

						$22,951	$—	$17,951,620		$381,177		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Consumer Staples Index	109	12/16/22	$8,001	$336,839
E-Mini Dow Jones Industrial Average Index	78	12/16/22	12,782	1,134,567
E-Mini Energy Select Sector Index	84	12/16/22	7,911	1,236,955

				$2,708,361

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core High Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$2,708,361	$—	$—	$—	$2,708,361

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(963,156)	$—	$—	$—	$(963,156)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$2,328,040	$—	$—	$—	$2,328,040

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$30,283,153

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,973,631,471	$—	$—	$11,973,631,471
Short-Term Securities
Money Market Funds	17,951,620	—	—	17,951,620

	$11,991,583,091	$—	$—	$11,991,583,091

Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,708,361	$—	$—	$2,708,361

(a)	Derivative financial instruments futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Lockheed Martin Corp.	451,168	$219,574,442

Banks — 10.4%
Citizens Financial Group, Inc.	4,876,756	199,459,321
Comerica, Inc.	2,531,560	178,474,980
Fifth Third Bancorp	4,398,790	156,992,815
First Horizon Corp.	8,537,397	209,251,601
FNB Corp.	8,772,732	126,765,977
Huntington Bancshares, Inc.	21,294,757	323,254,411
KeyCorp	10,461,997	186,955,886
Regions Financial Corp.	9,818,428	215,514,495
Truist Financial Corp.	4,134,782	185,196,886
U.S. Bancorp	4,681,354	198,723,477
United Bankshares, Inc.	3,536,983	149,791,230
Valley National Bancorp	10,393,201	123,367,296

		2,253,748,375
Beverages — 1.0%
Coca-Cola Co.	3,760,724	225,079,331

Biotechnology — 2.3%
Gilead Sciences, Inc.	6,425,091	504,112,640

Capital Markets — 2.8%
Federated Hermes, Inc., Class B	2,516,096	87,434,336
Franklin Resources, Inc.	7,193,776	168,694,047
Invesco Ltd.	8,864,313	135,801,275
Janus Henderson Group PLC	4,412,164	100,464,974
Lazard Ltd., Class A	2,867,687	108,140,477

		600,535,109
Chemicals — 2.4%
Chemours Co.	4,340,703	124,274,327
Huntsman Corp.	4,459,238	119,329,209
LyondellBasell Industries NV, Class A	3,705,619	283,294,572

		526,898,108
Containers & Packaging — 3.4%
International Paper Co.	7,902,506	265,603,227
Packaging Corp. of America	1,443,506	173,523,856
Sonoco Products Co.	2,559,527	158,895,436
Westrock Co.	4,080,803	138,992,150

		737,014,669
Distributors — 1.6%
Genuine Parts Co.	1,891,157	336,361,184

Diversified Consumer Services — 0.8%
H&R Block, Inc.	4,338,470	178,528,041

Diversified Telecommunication Services — 3.3%
AT&T Inc.	15,795,506	287,952,075
Lumen Technologies, Inc.	22,096,006	162,626,604
Verizon Communications, Inc.	7,046,327	263,321,240

		713,899,919
Electric Utilities — 14.4%
Alliant Energy Corp.	3,842,650	200,471,050
American Electric Power Co., Inc.	2,840,553	249,741,420
Edison International	5,287,800	317,479,512
Entergy Corp.	2,788,470	298,756,676
Eversource Energy	2,903,435	221,474,022
Exelon Corp.	5,711,224	220,396,134
FirstEnergy Corp.	6,630,906	250,051,465
IDACORP, Inc.	1,184,082	123,973,385
NextEra Energy, Inc.	2,120,928	164,371,920

Security	Shares	Value

Electric Utilities (continued)
NRG Energy, Inc.	6,006,203	$266,675,413
OGE Energy Corp.	4,761,868	174,427,225
Pinnacle West Capital Corp.	2,680,742	180,172,670
PPL Corp.	8,980,967	237,905,816
Xcel Energy, Inc.	3,251,678	211,716,755

		3,117,613,463
Electrical Equipment — 1.5%
Eaton Corp. PLC	1,104,221	165,710,445
Emerson Electric Co.	1,840,491	159,386,521

		325,096,966
Food & Staples Retailing — 1.1%
Walgreens Boots Alliance, Inc.	6,752,839	246,478,624

Food Products — 2.9%
Conagra Brands, Inc.	8,989,253	329,905,585
General Mills, Inc.	3,700,297	301,870,229

		631,775,814
Gas Utilities — 1.9%
New Jersey Resources Corp.	2,350,298	104,917,303
Southwest Gas Holdings, Inc.	1,488,006	108,728,598
UGI Corp.	5,684,714	200,840,946

		414,486,847
Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	794,869	216,728,982

Household Durables — 1.8%
Garmin Ltd.	1,718,965	151,337,679
Leggett & Platt, Inc.	3,287,312	110,946,780
Newell Brands, Inc.	9,788,730	135,182,361

		397,466,820
Household Products — 1.3%
Kimberly-Clark Corp.	2,262,463	281,586,145

Insurance — 8.1%
Cincinnati Financial Corp.	1,452,297	150,051,326
Fidelity National Financial, Inc.	6,237,838	245,646,060
MetLife, Inc.	3,458,642	253,207,181
Old Republic International Corp.	7,217,381	167,515,413
Principal Financial Group, Inc.	4,294,508	378,474,990
Prudential Financial, Inc.	3,153,494	331,716,034
Unum Group	5,092,750	232,178,473

		1,758,789,477
IT Services — 2.8%
International Business Machines Corp.	3,326,514	460,023,621
Western Union Co.	10,093,687	136,365,711

		596,389,332
Machinery — 0.9%
Caterpillar, Inc.	885,001	191,567,317

Media — 2.2%
Interpublic Group of Cos., Inc.	7,317,048	217,974,860
Omnicom Group, Inc.	3,403,793	247,625,941

		465,600,801
Metals & Mining — 0.7%
Newmont Corp.	3,431,979	145,241,351

Multi-Utilities — 9.3%
Avista Corp.	1,678,453	68,866,927
Black Hills Corp.	1,560,941	102,038,713
CenterPoint Energy, Inc.	6,869,489	196,536,080
CMS Energy Corp.	3,456,003	197,164,971
Dominion Energy, Inc.	3,249,978	227,400,961

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
DTE Energy Co.	1,825,897	$204,701,313
NiSource, Inc.	8,592,907	220,751,781
NorthWestern Corp.	1,290,556	68,180,073
Public Service Enterprise Group, Inc.	3,969,220	222,554,165
Sempra Energy	1,635,029	246,791,277
WEC Energy Group, Inc.	2,711,432	247,635,085

		2,002,621,346

Oil, Gas & Consumable Fuels — 9.7%
Chevron Corp.	1,860,189	336,508,190
Exxon Mobil Corp.	4,251,315	471,088,215
Marathon Petroleum Corp.	3,097,131	351,896,024
ONEOK, Inc.	6,742,246	399,950,033
Valero Energy Corp.	4,223,917	530,312,780

		2,089,755,242

Pharmaceuticals — 2.9%
Merck & Co., Inc.	3,632,918	367,651,301
Pfizer, Inc.	5,482,614	255,215,682

		622,866,983

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	5,038,937	143,256,979

Technology Hardware, Storage & Peripherals — 1.3%
HP, Inc.	6,331,296	174,870,395
Seagate Technology Holdings PLC	2,353,522	116,875,903

		291,746,298

Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands, Inc.	8,736,218	59,581,007

Security	Shares	Value

Thrifts & Mortgage Finance — 0.5%
New York Community Bancorp, Inc.	11,663,229	$108,584,662

Tobacco — 4.1%
Altria Group, Inc.	10,791,581	499,326,453
Philip Morris International, Inc.	4,135,083	379,807,373

		879,133,826
Trading Companies & Distributors — 1.4%
MSC Industrial Direct Co., Inc., Class A	1,133,897	94,090,773
Watsco, Inc.	773,441	209,571,573

		303,662,346

Total Long-Term Investments — 99.8% (Cost: $20,079,560,831)		21,585,782,446

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(a)(b)	24,169,069	24,169,069

Total Short-Term Securities — 0.1% (Cost: $24,169,069)		24,169,069

Total Investments — 99.9% (Cost: $20,103,729,900)		21,609,951,515

Other Assets Less Liabilities — 0.1%		23,436,130

Net Assets — 100.0%		$21,633,387,645

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$24,690,000	$—		$(520,931)(a)	$—	$—	$24,169,069	24,169,069	$280,922	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	79	12/16/22	$7,440	$498,490
E-Mini Financial Select Sector Index	211	12/16/22	22,105	568,772
E-Mini Utilities Select Sector Index	240	12/16/22	16,210	(915,324)

				$151,938

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Select Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$1,067,262	$—	$—	$—	$1,067,262

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$915,324	$—	$—	$—	$915,324

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(9,580,319)	$—	$—	$—	$(9,580,319)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$1,016,341	$—	$—	$—	$1,016,341

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$40,792,579

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$21,585,782,446	$—	$—	$21,585,782,446
Short-Term Securities
Money Market Funds	24,169,069	—	—	24,169,069

	$21,609,951,515	$—	$—	$21,609,951,515

Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,067,262	$—	$—	$1,067,262
Liabilities
Equity Contracts	(915,324)	—	—	(915,324)

	$151,938	$—	$—	$151,938

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	27

Statements of Assets and Liabilities (unaudited)

October 31, 2022

	iShares Core Dividend ETF	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF

ASSETS
Investments, at value — unaffiliated(a)	$236,037,912	$23,445,928,611	$11,973,631,471	$21,585,782,446
Investments, at value — affiliated(b)	1,536,207	230,435,367	17,951,620	24,169,069
Cash	432,450	5,440,977	—	—
Cash pledged for futures contracts	55,000	3,959,400	1,625,600	2,062,200
Receivables:
Investments sold	—	19,738	10,268,795	17,699,321
Securities lending income — affiliated	—	23,315	22,951	—
Capital shares sold	—	44,111,335	25,762,859	35,435,652
Dividends — unaffiliated	305,167	22,497,427	33,975,996	28,041,583
Dividends — affiliated	2,898	222,081	89,402	144,982

Total assets	238,369,634	23,752,638,251	12,063,328,694	21,693,335,253

LIABILITIES
Bank overdraft	—	—	38,369	4,876
Payables:
Investments purchased	855,686	43,910,034	46,392,754	35,243,225
Capital shares redeemed	—	—	10,296,525	17,790,239
Investment advisory fees	39,949	1,507,688	808,198	6,625,898
Variation margin on futures contracts	7,627	553,700	44,570	283,370

Total liabilities	903,262	45,971,422	57,580,416	59,947,608

NET ASSETS	$237,466,372	$23,706,666,829	$12,005,748,278	$21,633,387,645

NET ASSETS CONSIST OF:
Paid-in capital	$262,339,189	$21,798,776,732	$12,513,530,743	$20,478,223,615
Accumulated earnings (loss)	(24,872,817)	1,907,890,097	(507,782,465)	1,155,164,030

NET ASSETS	$237,466,372	$23,706,666,829	$12,005,748,278	$21,633,387,645

NET ASSET VALUE
Shares outstanding	6,400,000	484,000,000	116,600,000	183,150,000

Net asset value	$37.10	$48.98	$102.97	$118.12

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$256,690,756	$20,931,040,410	$11,702,052,033	$20,079,560,831
(b) Investments, at cost — affiliated	$1,697,472	$216,675,259	$17,951,620	$24,169,069

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended October 31, 2022

	iShares Core Dividend ETF	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF

INVESTMENT INCOME
Dividends — unaffiliated	$2,910,346	$281,846,626	$246,896,285	$448,141,954
Dividends — affiliated	20,176	3,039,004	170,209	280,922
Securities lending income — affiliated — net	—	267,190	210,968	—
Foreign taxes withheld	(1,082)	(15,025)	—	—

Total investment income	2,929,440	285,137,795	247,277,462	448,422,876

EXPENSES
Investment advisory	308,388	9,166,668	4,915,255	41,603,356

Total expenses	308,388	9,166,668	4,915,255	41,603,356

Net investment income	2,621,052	275,971,127	242,362,207	406,819,520

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,058,673)	(227,362,363)	(469,493,144)	(133,422,781)
Investments — affiliated	(74,225)	(5,723,286)	22,951	—
Futures contracts	(146,312)	(10,422,890)	(963,156)	(9,580,319)
In-kind redemptions — unaffiliated(a)	8,663,914	137,458,652	617,059,523	349,183,675
In-kind redemptions — affiliated(a)	2,649	737,520	—	—

	(612,647)	(105,312,367)	146,626,174	206,180,575

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(14,797,004)	(637,456,236)	(386,587,006)	(1,216,140,239)
Investments — affiliated	87,691	12,481,614	—	—
Futures contracts	66,540	2,492,552	2,328,040	1,016,341

	(14,642,773)	(622,482,070)	(384,258,966)	(1,215,123,898)

Net realized and unrealized loss	(15,255,420)	(727,794,437)	(237,632,792)	(1,008,943,323)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,634,368)	$(451,823,310)	$4,729,415	$(602,123,803)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets

	iShares Core Dividend ETF		iShares Core Dividend Growth ETF

	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,621,052	$2,926,970	$275,971,127	$445,718,048
Net realized gain (loss)	(612,647)	9,208,877	(105,312,367)	971,722,516
Net change in unrealized appreciation (depreciation)	(14,642,773)	(19,291,256)	(622,482,070)	(933,077,494)

Net increase (decrease) in net assets resulting from operations	(12,634,368)	(7,155,409)	(451,823,310)	484,363,070

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,573,065)	(2,605,463)	(269,888,458)	(433,784,061)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(7,589,621)	202,844,254	1,685,580,589	4,289,062,601

NET ASSETS
Total increase (decrease) in net assets	(22,797,054)	193,083,382	963,868,821	4,339,641,610
Beginning of period	260,263,426	67,180,044	22,742,798,008	18,403,156,398

End of period	$237,466,372	$260,263,426	$23,706,666,829	$22,742,798,008

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Core High Dividend ETF		iShares Select Dividend ETF

	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$242,362,207	$282,262,323	$406,819,520	$627,979,818
Net realized gain	146,626,174	479,090,410	206,180,575	1,169,713,678
Net change in unrealized appreciation (depreciation)	(384,258,966)	55,124,197	(1,215,123,898)	(420,759,814)

Net increase (decrease) in net assets resulting from operations	4,729,415	816,476,930	(602,123,803)	1,376,933,682

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(224,345,200)	(262,993,551)	(402,071,131)	(605,570,050)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,594,462,392	2,238,090,827	975,646,309	2,395,005,483

NET ASSETS
Total increase (decrease) in net assets	2,374,846,607	2,791,574,206	(28,548,625)	3,166,369,115
Beginning of period	9,630,901,671	6,839,327,465	21,661,936,270	18,495,567,155

End of period	$12,005,748,278	$9,630,901,671	$21,633,387,645	$21,661,936,270

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Dividend ETF

	Six Months Ended 10/31/22 (unaudited	)	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19	Period from 11/07/17 to 04/30/18	(a)

Net asset value, beginning of period	$39.14		$38.39	$25.94	$27.96	$25.30	$24.99

Net investment income(b)	0.39		0.77	0.70	0.64	0.61	0.26
Net realized and unrealized gain (loss)(c)	(2.05)		0.68	12.43	(2.02)	2.67	0.28

Net increase (decrease) from investment operations	(1.66)		1.45	13.13	(1.38)	3.28	0.54

Distributions(d)
From net investment income	(0.38)		(0.70)	(0.68)	(0.64)	(0.58)	(0.23)
From net realized gain	—		—	—	—	(0.04)	—

Total distributions	(0.38)		(0.70)	(0.68)	(0.64)	(0.62)	(0.23)

Net asset value, end of period	$37.10		$39.14	$38.39	$25.94	$27.96	$25.30

Total Return(e)
Based on net asset value	(4.20	)%(f)	3.71%	51.33%	(4.95)%	13.21%	2.16	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.24	%(h)	0.25%	0.25%	0.25%	0.25%	0.25	%(h)

Net investment income	2.06	%(h)	1.87%	2.20%	2.31%	2.34%	2.07	%(h)

Supplemental Data
Net assets, end of period (000)	$237,466		$260,263	$67,180	$24,645	$8,389	$7,591

Portfolio turnover rate(i)	14%		25%	30%	33%	31%	14%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Dividend Growth ETF

	Six Months Ended 10/31/22 (unaudited)		Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18

Net asset value, beginning of period	$50.58		$49.87	$36.39	$38.13	$33.86	$30.75

Net investment income(a)	0.59		1.10	1.08	0.99	0.91	0.78
Net realized and unrealized gain (loss)(b)	(1.61)		0.68	13.44	(1.77)	4.20	3.07

Net increase (decrease) from investment operations	(1.02)		1.78	14.52	(0.78)	5.11	3.85

Distributions from net investment income(c)	(0.58)		(1.07)	(1.04)	(0.96)	(0.84)	(0.74)

Net asset value, end of period	$48.98		$50.58	$49.87	$36.39	$38.13	$33.86

Total Return(d)
Based on net asset value	(1.97	)%(e)	3.51%	40.52%	(2.05)%	15.30%	12.59%

Ratios to Average Net Assets(f)
Total expenses	0.08	%(g)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	2.41	%(g)	2.10%	2.53%	2.55%	2.55%	2.32%

Supplemental Data
Net assets, end of period (000)	$23,706,667		$22,742,798	$18,403,156	$9,355,727	$7,084,809	$3,343,410

Portfolio turnover rate(h)	9%		22%	31%	24%	26%	24%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core High Dividend ETF

	Six Months Ended 10/31/22 (unaudited)		Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18

Net asset value, beginning of period	$103.67		$95.59	$81.85	$95.42	$84.44	$83.27

Net investment income(a)	2.02		3.68	3.56	3.24	3.09	2.99
Net realized and unrealized gain (loss)(b)	(0.92)		7.80	13.72	(13.51)	11.01	1.20

Net increase (decrease) from investment operations	1.10		11.48	17.28	(10.27)	14.10	4.19

Distributions from net investment income(c)	(1.80)		(3.40)	(3.54)	(3.30)	(3.12)	(3.02)

Net asset value, end of period	$102.97		$103.67	$95.59	$81.85	$95.42	$84.44

Total Return(d)
Based on net asset value	1.18	%(e)	12.21%	21.70%	(10.86)%	17.05%	5.03%

Ratios to Average Net Assets(f)
Total expenses	0.08	%(g)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.94	%(g)	3.68%	4.13%	3.53%	3.48%	3.47%

Supplemental Data
Net assets, end of period (000)	$12,005,748		$9,630,902	$6,839,327	$6,036,798	$7,175,741	$6,007,744

Portfolio turnover rate(h)	39%		74%	75%	62%	57%	46%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Select Dividend ETF

	Six Months Ended 10/31/22 (unaudited)		Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18

Net asset value, beginning of period	$123.50		$118.37	$80.66	$101.13	$96.31	$91.51

Net investment income(a)	2.26		3.91	3.51	3.51	3.31	3.08
Net realized and unrealized gain (loss)(b)	(5.43)		4.97	37.74	(20.30)	4.80	4.76

Net increase (decrease) from investment operations	(3.17)		8.88	41.25	(16.79)	8.11	7.84

Distributions from net investment income(c)	(2.21)		(3.75)	(3.54)	(3.68)	(3.29)	(3.04)

Net asset value, end of period	$118.12		$123.50	$118.37	$80.66	$101.13	$96.31

Total Return(d)
Based on net asset value	(2.52	)%(e)	7.63%	52.54%	(16.96)%	8.63%	8.65%

Ratios to Average Net Assets(f)
Total expenses	0.38	%(g)	0.38%	0.38%	0.39%	0.39%	0.39%

Net investment income	3.73	%(g)	3.23%	3.78%	3.60%	3.40%	3.24%

Supplemental Data
Net assets, end of period (000)	$21,633,388		$21,666,936	$18,495,567	$13,257,023	$17,585,695	$16,714,032

Portfolio turnover rate(h)	1%		15%	55%	6%	21%	28%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Dividend(a)	Diversified
Core Dividend Growth	Diversified
Core High Dividend	Non-Diversified
Select Dividend	Diversified

(a)	Formerly the iShares U.S. Dividend and Buyback ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdiction in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise

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Notes to Financial Statements (unaudited) (continued)

accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

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Notes to Financial Statements (unaudited) (continued)

connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained to an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Core Dividend	0.05%
Core Dividend Growth	0.08
Core High Dividend	0.08

Prior to October 25, 2022, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the iShares Core Dividend ETF, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $46 billion	0.4000%
Over $46 billion, up to and including $81 billion	0.3800
Over $81 billion, up to and including $111 billion	0.3610
Over $111 billion, up to and including $141 billion	0.3430
Over $141 billion, up to and including $171 billion	0.3259
Over $171 billion	0.3096

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.

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Notes to Financial Statements (unaudited) (continued)

Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Core Dividend Growth	$66,442

Core High Dividend	52,652

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core Dividend	$20,511,694	$17,259,273	$(3,411,696)
Core Dividend Growth	731,365,112	475,196,228	(52,379,340)
Core High Dividend	719,219,795	368,656,815	(40,852,129)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Core Dividend	$37,288,875	$34,367,531
Core Dividend Growth	2,006,353,414	1,961,958,679
Core High Dividend	4,651,745,845	4,628,537,540
Select Dividend	354,428,821	260,676,160

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

For the six months ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core Dividend	$37,939,725	$48,328,823
Core Dividend Growth	1,942,383,196	309,689,891
Core High Dividend	5,355,554,162	2,771,503,352
Select Dividend	2,090,124,598	1,208,881,751

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
Core Dividend	$3,581,767
Core Dividend Growth	500,795,997
Core High Dividend	940,170,854
Select Dividend	448,427,573

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core Dividend	$258,758,635	$12,476,128	$(33,653,552)	$(21,177,424)
Core Dividend Growth	21,207,493,675	3,414,075,353	(944,768,935)	2,469,306,418
Core High Dividend	11,753,842,852	963,249,746	(722,801,146)	240,448,600
Select Dividend	20,240,416,912	2,752,996,499	(1,383,309,958)	1,369,686,541

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,

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Notes to Financial Statements (unaudited) (continued)

market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/22		Year Ended 04/30/22

iShares ETF	Shares	Amount	Shares	Amount

Core Dividend
Shares sold	1,000,000	$38,111,268	5,700,000	$235,671,266
Shares redeemed	(1,250,000)	(45,700,889)	(800,000)	(32,827,012)

	(250,000)	$(7,589,621)	4,900,000	$202,844,254

Core Dividend Growth
Shares sold	39,750,000	$1,952,371,567	121,400,000	$6,428,227,610
Shares redeemed	(5,400,000)	(266,790,978)	(40,750,000)	(2,139,165,009)

	34,350,000	$1,685,580,589	80,650,000	$4,289,062,601

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/22		Year Ended 04/30/22

iShares ETF	Shares	Amount	Shares	Amount

Core High Dividend
Shares sold	51,700,000	$5,371,035,343	39,450,000	$4,102,347,570
Shares redeemed	(28,000,000)	(2,776,572,951)	(18,100,000)	(1,864,256,743)

	23,700,000	$2,594,462,392	21,350,000	$2,238,090,827

Select Dividend
Shares sold	17,600,000	$2,131,338,601	48,950,000	$6,044,186,342
Shares redeemed	(9,850,000)	(1,155,692,292)	(29,800,000)	(3,649,180,859)

	7,750,000	$975,646,309	19,150,000	$2,395,005,483

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Core Dividend ETF, iShares Core Dividend Growth ETF, iShares Core High Dividend ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the

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Board Review and Approval of Investment Advisory Contract  (continued)

revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

iShares Select Dividend ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in

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Board Review and Approval of Investment Advisory Contract (continued)

response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may

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Board Review and Approval of Investment Advisory Contract (continued)

impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Select Dividend(a)	$2.126192	$—	$0.086620	$2.212812	96%	—%	4%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	47

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	49

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-409-1022

OCTOBER 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Morningstar Mid-Cap Value ETF | IMCV | NASDAQ

•	iShares Morningstar Small-Cap ETF | ISCB | NYSE Arca

•	iShares Morningstar U.S. Equity ETF | ILCB | NYSE Arca

•	iShares Morningstar Value ETF | ILCV | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large-and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(13.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2022	iShares® Morningstar Mid-Cap Value ETF

Investment Objective

The iShares Morningstar Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® US Mid Cap Broad Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(4.80)%	(4.66)%	6.61%	11.32%	(4.66)%	37.75%	192.27%
Fund Market	(4.80)	(4.70)	6.63	11.34	(4.70)	37.87	192.77
Index	(4.81)	(4.65)	6.81	11.59	(4.65)	38.98	199.33

Index performance through March 21, 2021 reflects the performance of the Morningstar® US Mid Value IndexSM. Index performance beginning on March 22, 2021 reflects the performance of the Morningstar® US Mid Cap Broad Value IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period(	a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 952.00	$ 0.30		$ 1,000.00	$ 1,024.90	$ 0.31		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	19.7%
Industrials	12.4
Utilities	12.2
Consumer Discretionary	9.2
Energy	8.5
Real Estate	8.3
Materials	7.1
Health Care	6.9
Information Technology	6.4
Consumer Staples	6.3
Communication Services	3.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Devon Energy Corp.	1.3%
Phillips 66	1.3
Biogen, Inc.	1.1
Aflac, Inc.	1.0
Kinder Morgan, Inc., Class P	0.9
Xcel Energy, Inc.	0.9
Cummins, Inc.	0.9
Allstate Corp.	0.9
Ameriprise Financial, Inc.	0.9
Consolidated Edison, Inc.	0.8

(a) Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Morningstar Small-Cap ETF

Investment Objective

The iShares Morningstar Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Morningstar® US Small Cap Extended IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.44)%	(17.95)%	4.00%	8.96%	(17.95)%	21.66%	135.83%
Fund Market	(2.26)	(17.98)	4.00	8.97	(17.98)	21.69	136.03
Index	(2.53)	(18.07)	4.07	9.04	(18.07)	22.05	137.71

Index performance through March 21, 2021 reflects the performance of the Morningstar® US Small Core IndexSM. Index performance beginning on March 22, 2021 reflects the performance of the Morningstar® US Small Cap Extended IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 975.60	$ 0.20		$ 1,000.00	$ 1,025.00	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	17.1%
Industrials	17.0
Health Care	15.4
Information Technology	13.0
Consumer Discretionary	11.8
Real Estate	6.2
Energy	5.8
Materials	4.7
Consumer Staples	3.6
Communication Services	2.8
Utilities	2.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Shockwave Medical, Inc.	0.3%
Sarepta Therapeutics, Inc.	0.3
HF Sinclair Corp.	0.3
NOV, Inc.	0.3
Casey’s General Stores, Inc.	0.3
Unum Group	0.3
Interactive Brokers Group, Inc., Class A	0.2
Chart Industries, Inc.	0.2
Healthcare Realty Trust, Inc.	0.2
Omega Healthcare Investors, Inc.	0.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2022	iShares® Morningstar U.S. Equity ETF

Investment Objective

The iShares Morningstar U.S. Equity ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Morningstar® US Large-Mid Cap IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that re included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.94)%	(16.75)%	8.61%	12.32%	(16.75)%	51.10%	219.45%
Fund Market	(5.82)	(16.67)	8.62	12.32	(16.67)	51.21	219.57
Index	(5.93)	(16.74)	8.76	12.52	(16.74)	52.18	225.26

Index performance through March 21, 2021 reflects the performance of the Morningstar® US Large Core IndexSM. Index performance beginning on March 22, 2021 reflects the performance of the Morningstar® US Large-Mid Cap IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 940.60	$ 0.15		$ 1,000.00	$ 1,025.05	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Information Technology	26.3%
Health Care	14.9
Financials	11.6
Consumer Discretionary	11.0
Industrials	8.6
Communication Services	7.2
Consumer Staples	6.6
Energy	5.3
Real Estate	3.0
Utilities	2.9
Materials	2.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	6.6%
Microsoft Corp.	4.9
Amazon.com, Inc.	2.6
Tesla, Inc.	1.7
Alphabet, Inc., Class A	1.6
Berkshire Hathaway, Inc., Class B	1.5
UnitedHealth Group, Inc.	1.5
Alphabet, Inc., Class C, NVS	1.5
Exxon Mobil Corp.	1.3
Johnson & Johnson	1.3

(a) Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2022	iShares® Morningstar Value ETF

Investment Objective

The iShares MorningstarValue ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® US Large-Mid Cap Broad Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.37)%	(4.40)%	7.23%	9.74%	(4.40)%	41.75%	153.28%
Fund Market	(2.33)	(4.40)	7.24	9.74	(4.40)	41.85	153.35
Index	(2.36)	(4.35)	7.42	9.97	(4.35)	43.03	158.78
Index performance through March 21, 2021 reflects the performance of the Morningstar® US Large Value IndexSM. Index performance beginning on March 22, 2021 reflects the performance of the Morningstar® US Large-Mid Cap Broad Value IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 976.30	$ 0.20		$ 1,000.00	$ 1,025.00	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)

Health Care	18.2%
Financials	17.7
Information Technology	12.3
Industrials	10.9
Consumer Staples	9.6
Energy	8.3
Communication Services	6.7
Consumer Discretionary	5.8
Utilities	5.0
Materials	2.9
Real Estate	2.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	3.8%
Berkshire Hathaway, Inc., Class B	2.8
Exxon Mobil Corp.	2.4
Johnson & Johnson	2.4
JPMorgan Chase & Co.	2.0
Chevron Corp.	1.7
Procter & Gamble Co.	1.7
UnitedHealth Group, Inc.	1.5
Pfizer, Inc.	1.4
AbbVie, Inc.	1.4

(a) Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Huntington Ingalls Industries, Inc.	2,621	$673,781
Textron, Inc.	13,553	927,567

		1,601,348

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	10,005	977,689
Expeditors International of Washington, Inc.	8,863	867,244
GXO Logistics, Inc.(a)	5,650	206,451

		2,051,384

Airlines — 1.4%
American Airlines Group, Inc.(a)	79,002	1,120,248
Delta Air Lines, Inc.(a)	30,344	1,029,572
Southwest Airlines Co.(a)	71,998	2,617,127
United Airlines Holdings, Inc.(a)	39,581	1,705,150

		6,472,097

Auto Components — 0.8%
Aptiv PLC(a)	13,605	1,239,007
BorgWarner, Inc.	28,669	1,075,948
Gentex Corp.	13,860	367,151
Lear Corp.	7,214	1,000,654

		3,682,760

Banks — 6.1%
Citizens Financial Group, Inc.	60,143	2,459,849
Comerica, Inc.	15,874	1,119,117
Commerce Bancshares, Inc.	13,254	938,913
Cullen/Frost Bankers, Inc.	7,795	1,208,615
East West Bancorp, Inc.	17,099	1,223,775
Fifth Third Bancorp	83,264	2,971,692
First Citizens BancShares, Inc., Class A	1,603	1,317,858
First Horizon Corp.	65,145	1,596,704
First Republic Bank	7,804	937,260
Huntington Bancshares, Inc.	175,000	2,656,500
KeyCorp	113,172	2,022,384
M&T Bank Corp.	21,310	3,587,965
Regions Financial Corp.	113,382	2,488,735
Signature Bank	3,408	540,270
SVB Financial Group(a)	4,806	1,109,994
Webster Financial Corp.	21,377	1,159,916
Western Alliance Bancorp	7,958	534,539
Zions Bancorp N.A.	18,215	946,087

		28,820,173

Beverages — 0.2%
Molson Coors Beverage Co., Class B	22,873	1,153,485

Biotechnology — 1.3%
Biogen, Inc.(a)	17,609	4,991,095
United Therapeutics Corp.(a)	5,519	1,272,295

		6,263,390

Building Products — 2.1%
A O Smith Corp.	9,288	508,797
Allegion PLC	5,273	552,452
Builders FirstSource, Inc.(a)	10,793	665,496
Carrier Global Corp.	65,801	2,616,248
Fortune Brands Home & Security, Inc.	15,719	948,170
Lennox International, Inc.	2,413	563,605
Masco Corp.	27,323	1,264,235
Owens Corning	7,636	653,718
Trane Technologies PLC	12,873	2,054,917

		9,827,638

Security	Shares	Value

Capital Markets — 5.2%
Ameriprise Financial, Inc.	13,126	$4,057,509
Bank of New York Mellon Corp.	89,233	3,757,602
Carlyle Group, Inc.	26,256	742,520
Coinbase Global, Inc., Class A(a)	19,071	1,263,454
Franklin Resources, Inc.	34,388	806,399
Invesco Ltd.	55,069	843,657
Jefferies Financial Group, Inc.	22,518	774,844
KKR & Co., Inc.	28,637	1,392,617
Nasdaq, Inc.	20,472	1,274,177
Northern Trust Corp.	25,286	2,132,874
Raymond James Financial, Inc.	9,548	1,128,001
SEI Investments Co.	5,634	305,926
State Street Corp.	44,608	3,300,992
T Rowe Price Group, Inc.	27,387	2,907,404

		24,687,976

Chemicals — 4.0%
Celanese Corp.	12,096	1,162,667
CF Industries Holdings, Inc.	24,179	2,569,261
DuPont de Nemours, Inc.	36,003	2,059,372
Eastman Chemical Co.	14,902	1,144,623
FMC Corp.	8,817	1,048,341
International Flavors & Fragrances, Inc.	30,936	3,019,663
LyondellBasell Industries NV, Class A	30,874	2,360,317
Mosaic Co.	41,896	2,251,910
Olin Corp.	6,504	344,387
PPG Industries, Inc.	15,715	1,794,339
RPM International, Inc.	7,823	739,821
Westlake Corp.	1,654	159,859

		18,654,560

Communications Equipment — 0.9%
Ciena Corp.(a)(b)	7,605	364,280
F5, Inc.(a)	3,009	430,016
Juniper Networks, Inc.	39,220	1,200,132
Motorola Solutions, Inc.	9,844	2,458,145

		4,452,573

Construction & Engineering — 0.4%
AECOM	7,661	576,720
Quanta Services, Inc.(b)	9,586	1,361,596

		1,938,316

Consumer Finance — 1.0%
Ally Financial, Inc.	37,438	1,031,791
Credit Acceptance Corp.(a)(b)	251	116,871
Discover Financial Services	12,251	1,279,739
Synchrony Financial	58,458	2,078,767

		4,507,168

Containers & Packaging — 2.0%
Amcor PLC	182,350	2,111,613
AptarGroup, Inc.	4,335	429,815
Avery Dennison Corp.	3,424	580,539
Ball Corp.	14,726	727,317
Berry Global Group, Inc.(a)	15,150	716,898
Crown Holdings, Inc.	6,540	448,579
International Paper Co.	43,974	1,477,966
Packaging Corp. of America	11,357	1,365,225
Sealed Air Corp.	6,485	308,816
Westrock Co.	30,921	1,053,169

		9,219,937

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Distributors — 0.8%
Genuine Parts Co.	17,162	$3,052,433
LKQ Corp.	15,612	868,652

		3,921,085

Diversified Consumer Services — 0.1%
Service Corp. International	9,909	600,585

Diversified Financial Services — 0.7%
Apollo Global Management, Inc.	25,402	1,406,255
Equitable Holdings, Inc.	42,388	1,297,921
Voya Financial, Inc.	8,059	550,913

		3,255,089

Diversified Telecommunication Services — 0.2%
Lumen Technologies, Inc.	115,950	853,392

Electric Utilities — 6.2%
Alliant Energy Corp.	30,466	1,589,411
Avangrid, Inc.	8,476	344,804
Constellation Energy Corp.	24,364	2,303,373
Edison International	46,284	2,778,891
Entergy Corp.	24,683	2,644,537
Evergy, Inc.	27,863	1,703,265
Eversource Energy	42,038	3,206,659
FirstEnergy Corp.	65,868	2,483,882
NRG Energy, Inc.	13,206	586,346
OGE Energy Corp.	24,336	891,428
PG&E Corp.(a)	195,364	2,916,784
Pinnacle West Capital Corp.	13,755	924,474
PPL Corp.	89,330	2,366,352
Xcel Energy, Inc.	66,374	4,321,611

		29,061,817

Electrical Equipment — 1.2%
AMETEK, Inc.	9,212	1,194,428
Hubbell, Inc.	3,723	884,138
Regal Rexnord Corp.	8,078	1,022,190
Rockwell Automation, Inc.	6,227	1,589,753
Sensata Technologies Holding PLC	18,795	755,747

		5,446,256

Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc.(a)	7,771	786,891
CDW Corp.	7,395	1,277,930
Corning, Inc.	50,658	1,629,668
Flex Ltd.(a)	55,213	1,081,071
Jabil, Inc.	16,725	1,074,581
TD SYNNEX Corp.	5,107	467,342

		6,317,483

Energy Equipment & Services — 0.6%
Baker Hughes Co.	53,816	1,488,550
Halliburton Co.	41,028	1,494,240

		2,982,790

Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(a)(b)	62,886	418,821
Electronic Arts, Inc.	12,345	1,554,976
Liberty Media Corp. - Liberty Formula One, Class A(a)	1,132	58,887
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	9,760	563,445
Live Nation Entertainment, Inc.(a)	5,708	454,414
Playtika Holding Corp.(a)	7,794	73,653
Take-Two Interactive Software, Inc.(a)	6,246	740,026

		3,864,222

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 7.8%
Alexandria Real Estate Equities, Inc.	10,002	$1,453,291
Americold Realty Trust, Inc.	32,608	790,744
Apartment Income REIT Corp.	9,232	354,786
AvalonBay Communities, Inc.	8,756	1,533,351
Boston Properties, Inc.	17,286	1,256,692
Brixmor Property Group, Inc.	22,590	481,393
CubeSmart	9,826	411,415
Equity LifeStyle Properties, Inc.	6,678	427,125
Equity Residential	23,532	1,482,987
Essex Property Trust, Inc.	4,128	917,407
Extra Space Storage, Inc.	5,132	910,622
Federal Realty Investment Trust	4,496	445,014
Gaming and Leisure Properties, Inc.	31,032	1,555,324
Healthpeak Properties, Inc.	26,805	636,083
Iron Mountain, Inc.	35,286	1,766,770
Kilroy Realty Corp.	7,137	305,035
Kimco Realty Corp.	74,904	1,601,447
Lamar Advertising Co., Class A	6,509	600,325
Life Storage, Inc.	3,984	440,670
Medical Properties Trust, Inc.	72,513	830,274
Mid-America Apartment Communities, Inc.	5,865	923,444
National Retail Properties, Inc.	21,552	905,830
Realty Income Corp.	45,526	2,834,904
Regency Centers Corp.	8,084	489,163
STORE Capital Corp.	32,168	1,022,942
UDR, Inc.	13,635	542,128
Ventas, Inc.	48,506	1,898,040
VICI Properties, Inc.	116,864	3,741,985
Vornado Realty Trust	19,511	460,264
Welltower, Inc.	33,055	2,017,677
Weyerhaeuser Co.	50,477	1,561,254
WP Carey, Inc.	25,188	1,921,844

		36,520,230

Food & Staples Retailing — 1.8%
Albertsons Cos., Inc., Class A	19,329	396,438
BJ’s Wholesale Club Holdings, Inc.(a)	10,286	796,136
Kroger Co.	79,013	3,736,525
U.S. Foods Holding Corp.(a)	14,637	435,597
Walgreens Boots Alliance, Inc.	87,044	3,177,106

		8,541,802

Food Products — 3.6%
Bunge Ltd.	18,439	1,819,929
Campbell Soup Co.	24,422	1,292,168
Conagra Brands, Inc.	58,256	2,137,995
Darling Ingredients, Inc.(a)(b)	12,424	975,036
Hershey Co.	6,280	1,499,476
Hormel Foods Corp.	18,964	880,878
JM Smucker Co.	12,931	1,948,184
Kellogg Co.	30,953	2,377,809
Lamb Weston Holdings, Inc.	6,169	531,891
McCormick & Co., Inc., NVS	14,401	1,132,495
Tyson Foods, Inc., Class A	35,143	2,402,024

		16,997,885

Gas Utilities — 0.6%
Atmos Energy Corp.	16,981	1,809,325
UGI Corp.	25,348	895,545

		2,704,870

Health Care Equipment & Supplies — 1.3%
Baxter International, Inc.	32,716	1,778,114
Dentsply Sirona, Inc.	16,380	504,832

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Hologic, Inc.(a)	13,920	$943,776
Zimmer Biomet Holdings, Inc.	25,460	2,885,891

		6,112,613

Health Care Providers & Services — 3.1%
AmerisourceBergen Corp.	18,862	2,965,484
Cardinal Health, Inc.	33,058	2,509,102
Chemed Corp.	889	415,047
DaVita, Inc.(a)(b)	3,999	291,967
Henry Schein, Inc.(a)	16,516	1,130,685
Laboratory Corp. of America Holdings	10,970	2,433,804
Molina Healthcare, Inc.(a)	3,486	1,250,986
Quest Diagnostics, Inc.	14,150	2,032,648
Tenet Healthcare Corp.(a)	13,065	579,563
Universal Health Services, Inc., Class B	7,956	921,862

		14,531,148

Hotels, Restaurants & Leisure — 1.7%
Aramark	31,329	1,143,508
Carnival Corp.(a)(b)	119,843	1,085,778
Darden Restaurants, Inc.	8,180	1,170,885
Expedia Group, Inc.(a)	9,987	933,485
Las Vegas Sands Corp.(a)	39,902	1,516,675
Norwegian Cruise Line Holdings Ltd.(a)(b)	51,080	862,741
Royal Caribbean Cruises Ltd.(a)	11,647	621,717
Wynn Resorts Ltd.(a)	12,529	800,603

		8,135,392

Household Durables — 2.0%
DR Horton, Inc.	20,715	1,592,569
Garmin Ltd.	11,788	1,037,816
Lennar Corp., Class A	30,941	2,496,939
Lennar Corp., Class B	1,763	114,983
Mohawk Industries, Inc.(a)	6,388	605,263
Newell Brands, Inc.	45,595	629,667
NVR, Inc.(a)	159	673,802
PulteGroup, Inc.	28,090	1,123,319
Whirlpool Corp.	6,622	915,425

		9,189,783

Household Products — 0.6%
Church & Dwight Co., Inc.	10,080	747,230
Clorox Co.	14,945	2,182,568

		2,929,798

Independent Power and Renewable Electricity Producers — 0.7%
AES Corp.	81,049	2,120,242
Vistra Corp.	47,378	1,088,273

		3,208,515

Insurance — 6.4%
Aflac, Inc.	69,778	4,543,246
Allstate Corp.	32,799	4,140,874
American Financial Group, Inc.	8,487	1,231,549
Arch Capital Group Ltd.(a)	26,647	1,532,202
Arthur J. Gallagher & Co.	9,313	1,742,276
Assurant, Inc.	3,746	508,932
Cincinnati Financial Corp.	7,887	814,885
CNA Financial Corp.	3,246	135,358
Erie Indemnity Co., Class A, NVS	1,544	396,823
Everest Re Group Ltd.	2,493	804,391
Fidelity National Financial, Inc.	33,490	1,318,836
Globe Life, Inc.	11,010	1,271,875
Hartford Financial Services Group, Inc.	39,211	2,839,269
Lincoln National Corp.	18,844	1,015,126
Loews Corp.	13,542	772,165

Security	Shares	Value

Insurance (continued)
Markel Corp.(a)	652	$786,377
Old Republic International Corp.	34,780	807,244
Principal Financial Group, Inc.	28,126	2,478,744
Reinsurance Group of America, Inc.	8,145	1,198,700
W. R. Berkley Corp.	8,993	668,899
Willis Towers Watson PLC	5,177	1,129,673

		30,137,444

Interactive Media & Services — 0.1%
IAC, Inc.(a)	5,843	284,437

Internet & Direct Marketing Retail — 0.6%
eBay, Inc.	66,662	2,655,814

IT Services — 0.8%
Akamai Technologies, Inc.(a)	7,928	700,280
Concentrix Corp.	1,941	237,248
DXC Technology Co.(a)	27,828	800,055
FleetCor Technologies, Inc.(a)	3,438	639,881
Genpact Ltd.	11,701	567,499
SS&C Technologies Holdings, Inc.	16,559	851,464

		3,796,427

Leisure Products — 0.2%
Hasbro, Inc.	7,889	514,757
Mattel, Inc.(a)	21,979	416,722

		931,479

Life Sciences Tools & Services — 0.1%
Syneos Health, Inc.(a)	8,015	403,796

Machinery — 4.3%
AGCO Corp.	4,913	610,047
Cummins, Inc.	17,109	4,183,322
Dover Corp.	8,623	1,126,940
Fortive Corp.	21,947	1,402,413
Lincoln Electric Holdings, Inc.	2,304	327,168
Middleby Corp.(a)	3,341	467,272
Otis Worldwide Corp.	24,136	1,704,967
PACCAR, Inc.	27,733	2,685,386
Parker-Hannifin Corp.	9,411	2,735,025
Pentair PLC	13,136	564,191
Snap-on, Inc.	6,452	1,432,667
Stanley Black & Decker, Inc.	17,902	1,405,128
Toro Co.	5,376	566,792
Westinghouse Air Brake Technologies Corp.	13,033	1,215,718

		20,427,036

Media — 1.9%
Cable One, Inc.	274	235,484
DISH Network Corp., Class A(a)(b)	30,428	453,681
Fox Corp., Class A, NVS	37,100	1,071,077
Fox Corp., Class B	17,048	463,706
Interpublic Group of Cos., Inc.	47,392	1,411,808
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	9,030	383,233
Liberty Media Corp. - Liberty SiriusXM, Class C, NVS(a)	18,545	782,413
News Corp., Class A, NVS	46,687	787,610
News Corp., Class B	14,466	247,803
Omnicom Group, Inc.	24,864	1,808,856
Paramount Global, Class A(b)	1,107	23,335
Paramount Global, Class B, NVS	61,228	1,121,697
Sirius XM Holdings, Inc.(b)	31,850	192,374

		8,983,077

Metals & Mining — 1.2%
Alcoa Corp.	21,892	854,445

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Cleveland-Cliffs, Inc.(a)(b)	62,865	$816,616
Reliance Steel & Aluminum Co.	7,307	1,472,214
Steel Dynamics, Inc.	21,057	1,980,411
United States Steel Corp.	28,742	585,187

		5,708,873

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	53,249	987,769

Multiline Retail — 0.6%
Dollar Tree, Inc.(a)(b)	10,662	1,689,927
Kohl’s Corp.	15,615	467,669
Macy’s, Inc.	32,652	680,794

		2,838,390

Multi-Utilities — 4.3%
Ameren Corp.	31,351	2,555,734
CenterPoint Energy, Inc.	76,386	2,185,403
CMS Energy Corp.	19,990	1,140,430
Consolidated Edison, Inc.	43,026	3,784,567
DTE Energy Co.	23,509	2,635,594
NiSource, Inc.	49,196	1,263,845
Public Service Enterprise Group, Inc.	60,533	3,394,085
WEC Energy Group, Inc.	38,276	3,495,747

		20,455,405

Oil, Gas & Consumable Fuels — 7.8%
Antero Resources Corp.(a)(b)	34,224	1,254,652
APA Corp.	17,546	797,641
Chesapeake Energy Corp.	11,728	1,199,422
Continental Resources, Inc.	6,595	487,832
Coterra Energy, Inc.	35,491	1,104,835
Devon Energy Corp.	79,455	6,145,843
Diamondback Energy, Inc.	21,569	3,388,706
EQT Corp.	18,093	757,011
Hess Corp.	22,059	3,112,084
Kinder Morgan, Inc., Class P	240,580	4,359,310
Marathon Oil Corp.	82,220	2,503,599
ONEOK, Inc.	31,527	1,870,182
Ovintiv, Inc.	30,872	1,563,667
Phillips 66	58,373	6,087,720
Southwestern Energy Co.(a)	135,555	939,396
Targa Resources Corp.	17,669	1,208,029

		36,779,929

Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC(a)	7,622	1,095,967
Organon & Co.	30,792	806,135
Royalty Pharma PLC, Class A	44,559	1,885,737
Viatris, Inc.	146,929	1,488,391

		5,276,230

Professional Services — 0.9%
Booz Allen Hamilton Holding Corp., Class A	8,088	880,379
Dun & Bradstreet Holdings, Inc.	18,001	231,313
Jacobs Solutions, Inc.	8,050	927,521
Leidos Holdings, Inc.	16,579	1,684,261
Robert Half International, Inc.	6,651	508,535

		4,232,009

Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(a)	25,095	1,780,239
Jones Lang LaSalle, Inc.(a)	5,823	926,381

		2,706,620

Road & Rail — 0.4%
AMERCO	567	326,133

Security	Shares	Value

Road & Rail (continued)
Avis Budget Group, Inc.(a)	1,584	$374,552
Hertz Global Holdings, Inc.(a)(b)	21,821	401,506
Knight-Swift Transportation Holdings, Inc., Class A	9,726	467,140
Lyft, Inc., Class A(a)(b)	17,562	257,108

		1,826,439

Semiconductors & Semiconductor Equipment — 0.7%
First Solar, Inc.(a)	6,653	968,477
Qorvo, Inc. (a)	7,289	627,437
Skyworks Solutions, Inc.	13,172	1,132,924
Wolfspeed, Inc.(a)	9,240	727,650

		3,456,488

Software — 0.4%
Gen Digital, Inc.	71,883	1,619,524
Guidewire Software, Inc.(a)	6,038	358,718

		1,978,242

Specialty Retail — 2.1%
Advance Auto Parts, Inc.	3,919	744,296
AutoNation, Inc.(a)(b)	4,677	497,212
AutoZone, Inc.(a)	938	2,375,841
Bath & Body Works, Inc.	18,862	629,614
Best Buy Co., Inc.	24,329	1,664,347
CarMax, Inc.(a)(b)	10,234	644,844
GameStop Corp., Class A(a)(b)	16,905	478,580
Lithia Motors, Inc.(b)	1,686	334,081
Penske Automotive Group, Inc.(b)	3,145	351,045
RH(a)(b)	1,191	302,431
Tractor Supply Co.	5,484	1,205,219
Williams-Sonoma, Inc.	4,640	574,571

		9,802,081

Technology Hardware, Storage & Peripherals — 2.2%
Dell Technologies, Inc., Class C	32,239	1,237,978
Hewlett Packard Enterprise Co.	157,664	2,249,865
HP, Inc.	110,427	3,049,994
NetApp, Inc.	17,170	1,189,366
Seagate Technology Holdings PLC	23,664	1,175,154
Western Digital Corp.(a)	37,949	1,304,307

		10,206,664

Textiles, Apparel & Luxury Goods — 0.3%
Capri Holdings Ltd.(a)(b)	10,904	498,095
Tapestry, Inc.	30,591	969,123

		1,467,218

Trading Companies & Distributors — 0.9%
Fastenal Co.	28,224	1,364,066
United Rentals, Inc.(a)	4,133	1,304,829
Watsco, Inc.	1,536	416,195
WW Grainger, Inc.	2,217	1,295,504

		4,380,594

Water Utilities — 0.4%
American Water Works Co., Inc.	8,521	1,238,442
Essential Utilities, Inc.	11,670	516,048

		1,754,490

Total Long-Term Investments — 99.7% (Cost: $446,353,636)		469,984,511

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	9,403,921	$9,402,040
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	719,799	719,799

Total Short-Term Securities — 2.2% (Cost: $10,121,241)		10,121,839

Total Investments — 101.9% (Cost: $456,474,877)		480,106,350

Liabilities in Excess of Other Assets — (1.9)%		(8,858,829)

Net Assets — 100.0%		$471,247,521

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,213,576	$—	$(808,845	)(a)	$(766)	$(1,925)	$9,402,040	9,403,921	$66,919	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	865,000	—	(145,201	)(a)	—	—	719,799	719,799	6,524		—

					$(766)	$(1,925)	$10,121,839		$73,443		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	7	12/16/22	$ 473	$3,395
S&P Mid 400 E-Mini Index	3	12/16/22	732	39,103

				$42,498

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Mid-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$42,498	$—	$—	$—	$42,498

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(120,383)	$—	$—	$—	$(120,383)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$76,354	$—	$—	$—	$76,354

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,343,025

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$469,984,511	$—	$—	$469,984,511
Short-Term Securities
Money Market Funds	10,121,839	—	—	10,121,839

	$480,106,350	$—	$—	$480,106,350

Derivative Financial Instruments(a)
Assets
Equity Contracts	$42,498	$—	$—	$42,498

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.(a)	2,017	$89,393
Aerojet Rocketdyne Holdings, Inc.(a)	4,477	216,911
AeroVironment, Inc.(a)	1,493	136,609
AerSale Corp.(a)	884	18,741
Archer Aviation, Inc., Class A(a)(b)	8,216	23,416
Astra Space, Inc.(a)	7,719	4,866
BWX Technologies, Inc.	5,419	308,775
Cadre Holdings, Inc.(b)	893	26,227
Curtiss-Wright Corp.	2,272	381,310
Ducommun, Inc.(a)	671	31,678
Hexcel Corp.	4,984	277,609
Kaman Corp.	1,649	52,933
Kratos Defense & Security Solutions, Inc.(a)	7,527	83,399
Maxar Technologies, Inc.	4,417	98,676
Mercury Systems, Inc.(a)	3,430	166,012
Moog, Inc., Class A	1,721	145,855
National Presto Industries, Inc.	298	21,006
Parsons Corp.(a)(b)	1,988	93,197
Redwire Corp.(a)	985	2,699
Rocket Lab U.S.A., Inc.(a)	12,648	64,378
Spirit AeroSystems Holdings, Inc., Class A	6,263	145,051
Terran Orbital Corp.(a)(b)	3,187	8,350
Triumph Group, Inc.(a)	3,826	34,625
V2X, Inc.(a)	643	26,356
Virgin Galactic Holdings, Inc.(a)	13,222	61,086
Woodward, Inc.	3,560	326,452

		2,845,610

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)	3,474	101,441
Atlas Air Worldwide Holdings, Inc.(a)	1,533	155,048
Forward Air Corp.	1,601	169,498
Hub Group, Inc., Class A(a)	1,999	155,122

		581,109

Airlines — 0.5%
Alaska Air Group, Inc.(a)	7,500	333,450
Allegiant Travel Co.(a)	912	68,446
Blade Air Mobility, Inc.(a)	3,147	14,161
Frontier Group Holdings, Inc.(a)	2,189	28,698
Hawaiian Holdings, Inc.(a)	3,022	43,607
JetBlue Airways Corp.(a)	19,195	154,328
Joby Aviation, Inc.(a)(b)	16,767	80,817
SkyWest, Inc.(a)	2,998	53,005
Spirit Airlines, Inc.(a)	6,506	143,132
Sun Country Airlines Holdings, Inc.(a)	1,902	30,964
Wheels Up Experience, Inc.(a)(b)	9,987	17,677

		968,285

Auto Components — 1.2%
Adient PLC(a)	5,635	197,112
American Axle & Manufacturing Holdings, Inc.(a)	6,804	65,931
Autoliv, Inc.	4,636	372,502
Dana, Inc.	7,510	119,860
Dorman Products, Inc.(a)	1,681	137,203
Fox Factory Holding Corp.(a)	2,504	219,976
Garrett Motion, Inc.(a)(b)	3,430	22,775
Gentherm, Inc.(a)	1,981	115,730
Goodyear Tire & Rubber Co.(a)	16,794	213,284
Holley, Inc.(a)(b)	2,941	11,705
LCI Industries	1,498	158,953
Luminar Technologies, Inc.(a)(b)	13,714	110,946
Modine Manufacturing Co.(a)	3,065	54,925

Security	Shares	Value

Auto Components (continued)
Patrick Industries, Inc.	1,294	$59,149
QuantumScape Corp.(a)(b)	16,236	135,246
Solid Power, Inc.(a)	6,616	37,116
Standard Motor Products, Inc.	1,123	42,595
Stoneridge, Inc.(a)	1,614	33,684
Tenneco, Inc., Class A(a)(b)	4,918	96,885
Visteon Corp.(a)	1,668	217,624
XPEL, Inc.(a)(b)	1,151	79,638

		2,502,839

Automobiles — 0.4%
Canoo, Inc.(a)(b)	8,879	12,164
Faraday Future Intelligent Electric, Inc.(a)(b)	6,920	3,738
Fisker, Inc.(a)(b)	8,599	70,082
Harley-Davidson, Inc.	7,872	338,496
Lordstown Motors Corp., Class A(a)(b)	9,731	17,613
Mullen Automotive, Inc.(a)(b)	23,697	11,289
Thor Industries, Inc.	3,231	263,230
Winnebago Industries, Inc.	1,870	111,620
Workhorse Group, Inc.(a)(b)	9,592	25,898

		854,130

Banks — 8.4%
1st Source Corp.	1,224	71,188
Amerant Bancorp, Inc.	1,552	46,715
Ameris Bancorp	4,027	207,431
Associated Banc-Corp.	9,121	222,096
Atlantic Union Bankshares Corp.	4,527	156,363
Banc of California, Inc.	3,601	60,065
BancFirst Corp.	1,043	99,940
Bancorp, Inc.(a)	2,833	78,134
Bank of Hawaii Corp.	2,551	193,748
Bank of Marin Bancorp	971	35,053
Bank OZK	6,813	292,823
BankUnited, Inc.	4,384	157,605
Banner Corp.	1,557	116,386
Berkshire Hills Bancorp, Inc.	2,458	71,897
BOK Financial Corp.	1,753	193,163
Brookline Bancorp, Inc.	3,486	47,933
Byline Bancorp, Inc.	1,481	34,241
Cadence Bank	9,893	273,541
Cambridge Bancorp	465	40,850
Camden National Corp.	963	41,910
Carter Bankshares, Inc.(a)	1,570	28,103
Cathay General Bancorp	4,622	210,763
Central Pacific Financial Corp.	531	10,896
City Holding Co.	657	66,258
Coastal Financial Corp.(a)	642	29,930
Columbia Banking System, Inc.	4,143	138,666
Community Bank System, Inc.	3,105	193,845
Community Trust Bancorp, Inc.	1,105	52,255
ConnectOne Bancorp, Inc.	2,200	55,110
CrossFirst Bankshares, Inc.(a)	2,702	37,585
Customers Bancorp, Inc.(a)	1,896	63,876
CVB Financial Corp.	7,816	224,476
Dime Community Bancshares, Inc.	1,960	67,679
Eagle Bancorp, Inc.	1,806	81,776
Eastern Bankshares, Inc.	9,678	185,527
Enterprise Financial Services Corp.	2,296	122,767
Equity Bancshares, Inc., Class A	911	32,541
Farmers National Banc Corp.	2,004	27,535
FB Financial Corp.	2,167	90,927
Financial Institutions, Inc.	1,131	26,952
First Bancorp	2,074	92,438

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First BanCorp	10,188	$160,869
First Bancshares, Inc.	1,482	48,521
First Busey Corp.	3,339	88,183
First Commonwealth Financial Corp.	4,054	58,134
First Financial Bancorp	4,193	109,312
First Financial Bankshares, Inc.	7,680	295,603
First Financial Corp.	776	37,628
First Foundation, Inc.	3,195	50,992
First Hawaiian, Inc.	7,621	194,945
First Internet Bancorp	559	14,361
First Interstate BancSystem, Inc., Class A	5,390	245,838
First Merchants Corp.	3,565	160,068
First Mid Bancshares, Inc.	1,275	45,658
First of Long Island Corp.	1,556	27,354
Flushing Financial Corp.	1,921	37,844
FNB Corp.	21,883	316,209
Fulton Financial Corp.	10,282	187,441
German American Bancorp, Inc.	1,784	70,093
Glacier Bancorp, Inc.	6,577	376,731
Great Southern Bancorp, Inc.	658	40,783
Hancock Whitney Corp.	5,166	288,624
Hanmi Financial Corp.	1,167	31,252
HarborOne Bancorp, Inc.	2,929	44,609
Heartland Financial U.S.A., Inc.	2,360	116,395
Heritage Commerce Corp.	3,959	56,614
Heritage Financial Corp.	1,430	48,177
Hilltop Holdings, Inc.	2,801	81,089
Home BancShares, Inc.	11,391	290,357
HomeStreet, Inc.	1,070	27,777
HomeTrust Bancshares, Inc.	897	21,555
Hope Bancorp, Inc.	5,422	73,577
Horizon Bancorp, Inc.	2,502	37,305
Independent Bank Corp./MA	2,673	232,578
Independent Bank Corp./MI	1,660	38,396
Independent Bank Group, Inc.	2,159	136,211
International Bancshares Corp.	3,192	158,323
Lakeland Bancorp, Inc.	4,241	79,095
Lakeland Financial Corp.	1,569	129,678
Live Oak Bancshares, Inc.	1,939	62,959
Mercantile Bank Corp.	1,017	35,544
Metropolitan Bank Holding Corp.(a)	654	43,164
Midland States Bancorp, Inc.	1,462	40,994
MVB Financial Corp.	657	16,267
National Bank Holdings Corp., Class A	1,816	79,577
NBT Bancorp, Inc.	2,022	95,823
Nicolet Bankshares, Inc.(a)(b)	750	57,218
Northwest Bancshares, Inc.	6,509	98,026
OceanFirst Financial Corp.	3,824	86,346
OFG Bancorp	2,383	66,438
Old National Bancorp	17,388	340,109
Old Second Bancorp, Inc.	2,492	39,872
Origin Bancorp, Inc.	1,802	74,477
Pacific Premier Bancorp, Inc.	5,451	198,471
PacWest Bancorp	7,062	175,561
Park National Corp.	921	135,848
Pathward Financial, Inc.	1,755	73,763
Peapack-Gladstone Financial Corp.	1,118	44,239
Peoples Bancorp, Inc.	1,827	55,303
Pinnacle Financial Partners, Inc.	4,525	375,530
Popular, Inc.	4,463	315,623
Premier Financial Corp.	2,307	66,557
Prosperity Bancshares, Inc.	5,501	393,707

Security	Shares	Value

Banks (continued)
QCR Holdings, Inc.(b)	1,083	$54,919
Renasant Corp.	3,180	128,377
S&T Bancorp, Inc.	2,069	78,229
Sandy Spring Bancorp, Inc.	2,778	98,452
Seacoast Banking Corp. of Florida	3,749	115,844
ServisFirst Bancshares, Inc.	2,894	218,005
Silvergate Capital Corp., Class A(a)	1,893	107,447
Simmons First National Corp., Class A	6,638	158,449
Southern First Bancshares, Inc.(a)	494	22,072
Southside Bancshares, Inc.	1,959	67,076
SouthState Corp.	4,494	406,392
Stellar Bancorp, Inc.	2,719	89,292
Stock Yards Bancorp, Inc.	1,753	137,067
Synovus Financial Corp.	8,711	347,133
Texas Capital Bancshares, Inc.(a)	2,978	178,680
Tompkins Financial Corp.	816	67,597
Towne Bank	4,245	139,830
TriCo Bancshares	2,034	117,789
Triumph Bancorp, Inc.(a)	1,427	73,491
Trustmark Corp.	3,772	137,942
UMB Financial Corp.	2,655	220,949
Umpqua Holdings Corp.	13,085	260,130
United Bankshares, Inc.	8,027	339,943
United Community Banks, Inc.	5,926	228,151
Univest Financial Corp.	1,912	53,804
Valley National Bancorp	25,035	297,165
Veritex Holdings, Inc.	3,247	102,540
Washington Federal, Inc.	4,028	155,884
Washington Trust Bancorp, Inc.	1,148	55,678
WesBanco, Inc.	3,671	148,455
Westamerica BanCorp	1,491	93,530
Wintrust Financial Corp.	3,625	339,372

		16,750,266

Beverages — 0.4%
Boston Beer Co., Inc., Class A, NVS(a)	565	210,909
Celsius Holdings, Inc.(a)(b)	2,378	216,588
Coca-Cola Consolidated, Inc.	276	134,415
Duckhorn Portfolio, Inc.(a)	2,489	36,389
MGP Ingredients, Inc.(b)	922	103,310
National Beverage Corp.	1,365	64,728
Vintage Wine Estates, Inc.(a)(b)	2,448	6,781
Vita Coco Co., Inc.(a)	1,406	14,426

		787,546

Biotechnology — 5.8%
4D Molecular Therapeutics, Inc.(a)(b)	1,698	14,705
Absci Corp.(a)(b)	2,675	8,453
ACADIA Pharmaceuticals, Inc.(a)	7,139	114,438
Adicet Bio, Inc.(a)	1,823	30,061
ADMA Biologics, Inc.(a)	10,524	29,678
Agenus, Inc.(a)(b)	15,449	38,777
Agios Pharmaceuticals, Inc.(a)(b)	3,291	90,634
Akero Therapeutics, Inc.(a)	1,752	74,040
Albireo Pharma, Inc.(a)(b)	1,009	20,705
Alector, Inc.(a)	3,573	32,872
Alkermes PLC(a)	9,730	220,871
Allogene Therapeutics, Inc.(a)(b)	5,324	54,837
ALX Oncology Holdings, Inc.(a)(b)	1,285	15,600
Amicus Therapeutics, Inc.(a)	14,835	148,350
AnaptysBio, Inc.(a)(b)	1,207	34,822
Anavex Life Sciences Corp.(a)(b)	4,680	56,956
Apellis Pharmaceuticals, Inc.(a)	5,522	334,026
Arcellx, Inc.(a)	1,586	37,239

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,448	$25,630
Arcus Biosciences, Inc.(a)	3,120	79,498
Arcutis Biotherapeutics, Inc.(a)	2,340	41,371
Arrowhead Pharmaceuticals, Inc.(a)	6,283	218,711
Atara Biotherapeutics, Inc.(a)(b)	5,707	26,595
Avid Bioservices, Inc.(a)	3,631	61,509
Avidity Biosciences, Inc.(a)	3,061	43,711
Beam Therapeutics, Inc.(a)(b)	3,518	155,003
BioCryst Pharmaceuticals, Inc.(a)	11,063	147,691
Bioxcel Therapeutics, Inc.(a)(b)	1,211	15,246
Blueprint Medicines Corp.(a)	3,547	183,876
Bridgebio Pharma, Inc.(a)(b)	6,280	65,500
C4 Therapeutics, Inc.(a)	2,521	24,252
CareDx, Inc.(a)	3,150	62,717
Caribou Biosciences, Inc.(a)	3,163	30,808
Catalyst Pharmaceuticals, Inc.(a)	5,684	78,837
Celldex Therapeutics, Inc.(a)	2,756	96,818
Century Therapeutics, Inc.(a)	1,190	12,495
Cerevel Therapeutics Holdings, Inc.(a)	3,826	106,975
Chimerix, Inc.(a)	5,154	9,123
Chinook Therapeutics, Inc.(a)	2,593	56,398
Coherus Biosciences, Inc.(a)	3,902	33,947
Crinetics Pharmaceuticals, Inc.(a)	2,592	47,848
CRISPR Therapeutics AG(a)(b)	4,617	241,654
CTI BioPharma Corp.(a)	5,642	27,646
Cullinan Oncology, Inc.(a)	1,695	22,272
Cytokinetics, Inc.(a)	5,572	243,274
Day One Biopharmaceuticals, Inc.(a)	1,596	33,739
Deciphera Pharmaceuticals, Inc.(a)(b)	2,889	46,860
Denali Therapeutics, Inc.(a)	6,419	184,097
Design Therapeutics, Inc.(a)(b)	1,741	27,194
Dynavax Technologies Corp.(a)(b)	6,920	79,234
Dyne Therapeutics, Inc.(a)	1,501	17,111
Eagle Pharmaceuticals, Inc.(a)	660	20,770
Editas Medicine, Inc.(a)	4,046	50,777
Emergent BioSolutions, Inc.(a)	2,610	54,445
Enanta Pharmaceuticals, Inc.(a)	1,147	51,741
Enochian Biosciences, Inc.(a)(b)	1,022	2,075
EQRx, Inc.(a)	13,622	70,017
Erasca, Inc.(a)(b)	3,507	28,652
Exelixis, Inc.(a)	19,037	315,633
Fate Therapeutics, Inc.(a)(b)	4,918	102,885
FibroGen, Inc.(a)	5,137	83,630
Foghorn Therapeutics, Inc.(a)	1,170	10,226
Gelesis Holdings, Inc.(a)	1,646	613
Generation Bio Co.(a)(b)	2,673	13,686
Geron Corp.(a)	19,132	42,473
Gossamer Bio, Inc.(a)(b)	4,528	50,261
GreenLight Biosciences Holdings PBC(a)	4,624	8,231
Halozyme Therapeutics, Inc.(a)	8,148	389,556
Heron Therapeutics, Inc.(a)	5,971	22,988
HilleVax, Inc.(a)	777	16,612
Humacyte, Inc.(a)(b)	2,975	10,249
Ideaya Biosciences, Inc.(a)	1,998	33,746
IGM Biosciences, Inc.(a)(b)	520	10,400
Imago Biosciences, Inc.(a)	1,420	24,140
ImmunityBio, Inc.(a)(b)	6,059	33,325
ImmunoGen, Inc.(a)	11,702	69,510
Immunovant, Inc.(a)	2,642	29,590
Inhibrx, Inc.(a)(b)	1,588	51,102
Inovio Pharmaceuticals, Inc.(a)	14,641	31,625
Insmed, Inc.(a)(b)	7,925	137,261

Security	Shares	Value

Biotechnology (continued)
Instil Bio, Inc.(a)(b)	3,625	$11,963
Intellia Therapeutics, Inc.(a)	4,504	237,721
Intercept Pharmaceuticals, Inc.(a)(b)	1,497	20,763
Ionis Pharmaceuticals, Inc.(a)(b)	8,430	372,606
Iovance Biotherapeutics, Inc.(a)(b)	8,079	75,458
Ironwood Pharmaceuticals, Inc.(a)	7,984	87,345
iTeos Therapeutics, Inc.(a)	1,441	28,071
IVERIC bio, Inc.(a)	6,570	157,154
Janux Therapeutics, Inc.(a)(b)	1,005	18,170
Karuna Therapeutics, Inc.(a)	1,583	347,215
Karyopharm Therapeutics, Inc.(a)	4,283	20,387
Keros Therapeutics, Inc.(a)	954	48,024
Kezar Life Sciences, Inc.(a)	3,053	22,943
Krystal Biotech, Inc.(a)	1,283	98,149
Kura Oncology, Inc.(a)	3,625	56,260
Kymera Therapeutics, Inc.(a)(b)	2,156	65,413
Lyell Immunopharma, Inc.(a)	8,406	49,427
MacroGenics, Inc.(a)	3,411	17,464
Madrigal Pharmaceuticals, Inc.(a)(b)	727	51,486
MannKind Corp.(a)(b)	15,507	52,414
MeiraGTx Holdings PLC(a)	1,539	11,189
MiMedx Group, Inc.(a)	6,607	19,557
Mirati Therapeutics, Inc.(a)(b)	2,971	200,008
Mirum Pharmaceuticals, Inc.(a)	1,403	31,638
Monte Rosa Therapeutics, Inc.(a)(b)	1,708	15,714
Morphic Holding, Inc.(a)(b)	1,743	48,821
Myovant Sciences Ltd.(a)	2,534	67,759
Myriad Genetics, Inc.(a)	4,765	98,826
Natera, Inc.(a)	5,747	269,879
Nkarta, Inc.(a)(b)	1,910	24,085
Novavax, Inc.(a)(b)	4,598	102,397
Nurix Therapeutics, Inc.(a)(b)	2,570	32,716
Nuvalent, Inc., Class A(a)	1,078	38,495
Ocugen, Inc.(a)(b)	12,418	21,359
Organogenesis Holdings, Inc.(a)	4,443	14,573
Pardes Biosciences, Inc.(a)	930	1,116
PMV Pharmaceuticals, Inc.(a)	1,909	23,500
Point Biopharma Global, Inc.(a)	3,869	36,098
Praxis Precision Medicines, Inc.(a)	2,186	4,306
Prometheus Biosciences, Inc.(a)	1,745	91,647
Protagonist Therapeutics, Inc.(a)	2,746	22,243
Prothena Corp. PLC(a)(b)	2,107	129,454
PTC Therapeutics, Inc.(a)	4,243	160,470
RAPT Therapeutics, Inc.(a)	1,273	27,777
Recursion Pharmaceuticals, Inc., Class A(a)	7,140	75,327
REGENXBIO, Inc.(a)	2,216	52,453
Relay Therapeutics, Inc.(a)	5,307	117,922
Replimune Group, Inc.(a)	1,881	34,535
REVOLUTION Medicines, Inc.(a)(b)	4,484	90,846
Rigel Pharmaceuticals, Inc.(a)	10,813	7,878
Rocket Pharmaceuticals, Inc.(a)	2,913	54,357
Roivant Sciences Ltd.(a)(b)	6,188	31,806
Sage Therapeutics, Inc.(a)	3,086	116,219
Sana Biotechnology, Inc.(a)(b)	5,262	30,520
Sangamo Therapeutics, Inc.(a)(b)	7,546	33,127
Sarepta Therapeutics, Inc.(a)	5,183	590,966
Seres Therapeutics, Inc.(a)(b)	5,367	47,552
Sorrento Therapeutics, Inc.(a)	22,934	36,006
SpringWorks Therapeutics, Inc.(a)	1,859	44,635
Stoke Therapeutics, Inc.(a)	1,335	19,825
Syndax Pharmaceuticals, Inc.(a)	3,124	71,727
Tango Therapeutics, Inc.(a)	2,600	20,904

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Tenaya Therapeutics, Inc.(a)	1,255	$3,363
TG Therapeutics, Inc.(a)(b)	8,059	46,903
Travere Therapeutics, Inc.(a)	3,242	70,287
Twist Bioscience Corp.(a)(b)	3,381	110,998
Ultragenyx Pharmaceutical, Inc.(a)	4,164	168,475
uniQure NV(a)	2,413	44,930
Vanda Pharmaceuticals, Inc.(a)	3,295	34,499
Vaxart, Inc.(a)	7,795	13,018
Vaxcyte, Inc.(a)	3,523	153,638
Vera Therapeutics, Inc.(a)	784	14,614
Veracyte, Inc.(a)	4,220	84,864
Vericel Corp.(a)	2,787	74,915
Verve Therapeutics, Inc.(a)(b)	2,395	90,291
Vir Biotechnology, Inc.(a)	4,527	99,503
Xencor, Inc.(a)	3,582	100,296
Y-mAbs Therapeutics, Inc.(a)	1,961	7,079
Zentalis Pharmaceuticals, Inc.(a)(b)	2,586	64,883

		11,662,144

Building Products — 1.0%
AAON, Inc.	2,491	160,645
American Woodmark Corp.(a)	981	44,488
Apogee Enterprises, Inc.	1,335	61,250
Armstrong World Industries, Inc.	2,751	207,893
AZEK Co., Inc.(a)(b)	6,531	114,358
Gibraltar Industries, Inc.(a)	1,872	95,622
Griffon Corp.	2,850	91,599
Hayward Holdings, Inc.(a)(b)	5,938	54,926
Insteel Industries, Inc.	1,136	29,934
Janus International Group, Inc.(a)(b)	4,605	44,346
JELD-WEN Holding, Inc.(a)	4,975	52,785
Masonite International Corp.(a)	1,315	94,062
PGT Innovations, Inc.(a)	3,527	75,160
Quanex Building Products Corp.	1,972	43,699
Resideo Technologies, Inc.(a)	8,654	204,407
Simpson Manufacturing Co., Inc.	2,562	219,000
Tecnoglass, Inc.	1,192	24,472
UFP Industries, Inc.	3,648	259,847
Zurn Elkay Water Solutions Corp.	8,631	202,742

		2,081,235

Capital Markets — 2.1%
Affiliated Managers Group, Inc.	2,272	282,092
Artisan Partners Asset Management, Inc., Class A	4,046	115,352
AssetMark Financial Holdings, Inc.(a)	1,287	26,654
B Riley Financial, Inc.	963	39,175
BGC Partners, Inc., Class A	19,285	76,369
Blucora, Inc.(a)	2,846	62,697
Blue Owl Capital, Inc.	20,060	201,001
Bridge Investment Group Holdings, Inc., Class A	1,626	25,463
Brightsphere Investment Group, Inc.	1,965	36,981
Cohen & Steers, Inc.	1,494	89,879
Cowen, Inc., Class A	1,547	59,745
Diamond Hill Investment Group, Inc.	185	33,291
Donnelley Financial Solutions, Inc.(a)	1,510	61,049
Evercore, Inc., Class A	2,140	224,914
Federated Hermes, Inc., Class B	5,045	175,314
Focus Financial Partners, Inc., Class A(a)	3,431	119,365
Forge Global Holdings, Inc.(a)(b)	6,151	9,534
Freedom Holding Corp.(a)(b)	1,013	56,181
GCM Grosvenor, Inc., Class A	2,674	22,114
Hamilton Lane, Inc., Class A	2,097	125,443
Houlihan Lokey, Inc., Class A	2,954	263,851
Interactive Brokers Group, Inc., Class A	6,102	489,075

Security	Shares	Value

Capital Markets (continued)
Janus Henderson Group PLC	7,891	$179,678
Moelis & Co., Class A	3,827	162,494
Open Lending Corp., Class A(a)	6,269	44,949
Oppenheimer Holdings, Inc., Class A, NVS	461	15,868
P10, Inc., Class A	2,106	21,881
Piper Sandler Cos	819	104,807
PJT Partners, Inc., Class A	1,450	107,880
StepStone Group, Inc., Class A	2,887	85,224
Stifel Financial Corp.	6,298	389,657
StoneX Group, Inc.(a)	1,039	96,960
TPG, Inc.(b)	3,051	93,818
Victory Capital Holdings, Inc., Class A	1,609	46,532
Virtu Financial, Inc., Class A	5,714	127,879
Virtus Investment Partners, Inc.	405	69,453
WisdomTree, Inc.	6,941	37,690

		4,180,309

Chemicals — 2.5%
AdvanSix, Inc.	1,668	60,682
American Vanguard Corp.	1,706	39,699
Amyris, Inc.(a)(b)	13,391	37,629
Ashland, Inc.	2,949	309,409
Aspen Aerogels, Inc.(a)	1,802	22,849
Avient Corp.	5,043	173,933
Axalta Coating Systems Ltd.(a)	13,054	304,419
Balchem Corp.	1,902	265,900
Cabot Corp.	3,343	245,644
Chase Corp.	450	42,394
Chemours Co.	9,195	263,253
Danimer Scientific, Inc.(a)(b)	5,186	13,587
Diversey Holdings Ltd.(a)(b)	4,525	24,435
Ecovyst, Inc.(a)	4,087	40,666
Element Solutions, Inc.	13,529	232,699
FutureFuel Corp.	1,850	12,654
Ginkgo Bioworks Holdings, Inc.(a)(b)	48,669	132,866
Hawkins, Inc.	1,119	50,389
HB Fuller Co.	3,159	220,214
Huntsman Corp.	11,239	300,756
Ingevity Corp.(a)(b)	2,125	142,949
Innospec, Inc.	1,482	148,185
Intrepid Potash, Inc.(a)	604	27,331
Koppers Holdings, Inc.	1,218	30,401
Kronos Worldwide, Inc.	1,360	12,920
Livent Corp.(a)	10,600	334,642
LSB Industries, Inc.(a)	2,307	40,672
Mativ Holdings, Inc.	3,212	76,253
Minerals Technologies, Inc.	1,954	107,490
NewMarket Corp.	410	124,779
Origin Materials, Inc.(a)(b)	7,281	41,356
Perimeter Solutions SA(a)	9,014	72,022
PureCycle Technologies, Inc.(a)	7,782	64,357
Quaker Chemical Corp.	805	130,925
Scotts Miracle-Gro Co., Class A	2,424	111,286
Sensient Technologies Corp.	2,479	177,149
Stepan Co.	1,266	132,221
Tredegar Corp.	1,585	17,261
Trinseo PLC	2,064	38,844
Tronox Holdings PLC	6,743	80,916
Valvoline, Inc.	10,481	307,722

		5,013,758

Commercial Services & Supplies — 1.7%
ABM Industries, Inc.	3,976	176,972
ACCO Brands Corp.	5,696	26,202

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
ACV Auctions, Inc., Class A(a)(b)	6,875	$62,700
Aris Water Solution, Inc., Class A	1,499	25,528
Aurora Innovation, Inc.(a)(b)	21,242	43,758
Brady Corp., Class A, NVS	2,757	126,133
BrightView Holdings, Inc.(a)	2,264	20,195
Brink’s Co.	2,801	167,024
Casella Waste Systems, Inc., Class A(a)	2,998	245,266
Cimpress PLC(a)	1,149	26,749
Clean Harbors, Inc.(a)	2,975	364,318
CoreCivic, Inc.(a)	6,921	72,463
Deluxe Corp.	2,548	46,832
Driven Brands Holdings, Inc.(a)(b)	3,286	105,086
Ennis, Inc.	1,531	34,539
GEO Group, Inc.(a)	6,579	55,658
Harsco Corp.(a)	4,677	24,741
Healthcare Services Group, Inc.	4,403	61,466
Heritage-Crystal Clean, Inc.(a)	980	26,921
HNI Corp.	2,462	71,373
IAA, Inc.(a)(b)	7,917	300,292
Interface, Inc.	3,528	39,902
KAR Auction Services, Inc.(a)	6,831	99,254
Matthews International Corp., Class A	1,815	48,787
MillerKnoll, Inc.	4,474	94,759
Montrose Environmental Group, Inc.(a)	1,628	71,274
MSA Safety, Inc.	2,178	292,375
SP Plus Corp.(a)	1,395	51,657
Steelcase, Inc., Class A	5,558	43,186
Stericycle, Inc.(a)	5,465	243,630
UniFirst Corp.	900	165,609
Viad Corp.(a)	1,231	45,892
VSE Corp.	620	28,700

		3,309,241

Communications Equipment — 0.9%
ADTRAN Holdings, Inc.	4,173	93,726
Calix, Inc.(a)	3,352	246,841
Cambium Networks Corp.(a)	688	13,313
Casa Systems, Inc.(a)	1,985	6,253
Clearfield, Inc.(a)	680	82,600
CommScope Holding Co., Inc.(a)	12,400	164,176
Comtech Telecommunications Corp.	1,661	18,354
Digi International, Inc.(a)	2,081	83,927
Extreme Networks, Inc.(a)	7,626	136,810
Harmonic, Inc.(a)	6,186	95,574
Infinera Corp.(a)(b)	11,112	62,338
Lumentum Holdings, Inc.(a)(b)	4,084	304,054
NETGEAR, Inc.(a)	1,703	33,464
NetScout Systems, Inc.(a)	4,051	145,512
Ribbon Communications, Inc.(a)	4,211	11,159
Viasat, Inc.(a)	4,487	183,787
Viavi Solutions, Inc.(a)	13,533	204,348

		1,886,236

Construction & Engineering — 1.6%
Ameresco, Inc., Class A(a)	2,016	121,928
API Group Corp.(a)	11,948	197,022
Arcosa, Inc.	2,876	184,639
Argan, Inc.	865	29,990
Comfort Systems U.S.A., Inc.	2,114	260,614
Construction Partners, Inc., Class A(a)	2,427	75,577
Dycom Industries, Inc.(a)	1,755	207,406
EMCOR Group, Inc.	2,926	412,859
Fluor Corp.(a)	8,421	254,819
Granite Construction, Inc.	2,622	88,440

Security	Shares	Value

Construction & Engineering (continued)
Great Lakes Dredge & Dock Corp.(a)	3,892	$29,423
IES Holdings, Inc.(a)	494	16,322
MasTec, Inc.(a)(b)	3,485	268,624
MDU Resources Group, Inc.	12,063	343,554
MYR Group, Inc.(a)	989	86,547
NV5 Global, Inc.(a)	738	106,973
Primoris Services Corp.	3,154	63,679
Sterling Infrastructure, Inc.(a)(b)	1,835	49,527
Tutor Perini Corp.(a)	2,490	18,476
Valmont Industries, Inc.	1,269	405,090

		3,221,509

Construction Materials — 0.2%
Eagle Materials, Inc.	2,240	273,974
Summit Materials, Inc., Class A(a)	7,047	185,689

		459,663

Consumer Finance — 1.0%
Atlanticus Holdings Corp.(a)(b)	334	9,539
Bread Financial Holdings, Inc.	3,026	109,269
Curo Group Holdings Corp.	1,349	6,974
Encore Capital Group, Inc.(a)	1,407	71,645
Enova International, Inc.(a)	1,896	71,081
EZCORP, Inc., Class A, NVS(a)	3,323	32,100
FirstCash Holdings, Inc.	2,262	222,694
Green Dot Corp., Class A(a)	2,922	55,606
LendingClub Corp.(a)	6,199	65,957
LendingTree, Inc.(a)	653	16,475
Moneylion, Inc.(a)	7,270	8,142
Navient Corp.	6,553	99,212
Nelnet, Inc., Class A	1,083	96,485
OneMain Holdings, Inc.	7,325	282,452
PRA Group, Inc.(a)	2,294	76,849
PROG Holdings, Inc.(a)	2,962	48,932
Regional Management Corp.	550	18,678
SLM Corp.	14,900	247,191
SoFi Technologies, Inc.(a)(b)	48,094	261,631
Upstart Holdings, Inc.(a)(b)	4,194	97,217
World Acceptance Corp.(a)	216	17,544

		1,915,673

Containers & Packaging — 0.7%
Graphic Packaging Holding Co.	18,281	419,732
Greif, Inc., Class A, NVS	1,568	103,817
Myers Industries, Inc.	2,168	43,989
O-I Glass, Inc.(a)	9,283	151,406
Pactiv Evergreen, Inc.	2,339	25,518
Ranpak Holdings Corp.(a)	2,532	9,621
Silgan Holdings, Inc.(b)	4,945	234,195
Sonoco Products Co.	5,783	359,009
TriMas Corp.	2,515	57,468

		1,404,755

Distributors — 0.0%
Funko, Inc., Class A(a)	1,981	40,908

Diversified Consumer Services — 1.0%
2U, Inc.(a)	4,618	28,585
ADT, Inc.	12,725	107,654
Adtalem Global Education, Inc.(a)	2,704	112,757
American Public Education, Inc.(a)(b)	1,118	14,322
Carriage Services, Inc.	808	19,723
Chegg, Inc.(a)	7,503	161,840
Coursera, Inc.(a)	4,960	63,934
Duolingo, Inc.(a)	1,479	121,041

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
European Wax Center, Inc., Class A	1,485	$21,354
Frontdoor, Inc.(a)(b)	4,867	107,366
Graham Holdings Co., Class B	232	144,738
Grand Canyon Education, Inc.(a)	1,895	190,694
H&R Block, Inc.	9,477	389,979
Laureate Education, Inc.	6,471	81,793
Mister Car Wash, Inc.(a)(b)	4,706	41,554
OneSpaWorld Holdings Ltd.(a)	3,493	31,682
Perdoceo Education Corp.(a)	3,977	45,457
Rover Group, Inc.(a)(b)	5,618	24,663
Strategic Education, Inc.	1,322	91,218
Stride, Inc.(a)	2,427	81,329
Udemy, Inc.(a)	3,797	55,246
Vivint Smart Home, Inc.(a)	2,593	19,836
WW International, Inc.(a)	3,304	14,934

		1,971,699

Diversified Financial Services — 0.2%
A-Mark Precious Metals, Inc.	1,056	32,113
Cannae Holdings, Inc.(a)(b)	4,491	104,012
Compass Diversified Holdings	3,714	79,034
Jackson Financial, Inc., Class A	3,607	138,364

		353,523

Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	1,141	43,757
AST SpaceMobile, Inc.(a)(b)	2,637	19,066
ATN International, Inc.	634	27,338
Bandwidth, Inc., Class A(a)	1,287	15,277
Cogent Communications Holdings, Inc.	2,525	132,588
Consolidated Communications Holdings, Inc.(a)	4,444	22,975
EchoStar Corp., Class A(a)(b)	2,103	39,684
Frontier Communications Parent, Inc.(a)	13,186	308,816
Globalstar, Inc.(a)	41,409	89,858
IDT Corp., Class B(a)	1,239	32,288
Iridium Communications, Inc.(a)	7,531	388,072
Liberty Latin America Ltd., Class A(a)	2,291	17,824
Liberty Latin America Ltd., Class C, NVS(a)	8,792	68,490
Radius Global Infrastructure, Inc., Class A(a)	4,469	41,785

		1,247,818

Electric Utilities — 0.8%
ALLETE, Inc.	3,390	190,755
Hawaiian Electric Industries, Inc.	6,492	246,956
IDACORP, Inc.	2,992	313,262
MGE Energy, Inc.	2,147	146,189
Otter Tail Corp.	2,456	165,584
PNM Resources, Inc.	5,107	237,322
Portland General Electric Co.	5,266	236,654

		1,536,722

Electrical Equipment — 1.7%
Acuity Brands, Inc.	1,937	355,575
Allied Motion Technologies, Inc.	812	27,462
Array Technologies, Inc.(a)	8,344	151,026
Atkore, Inc.(a)	2,450	233,485
AZZ, Inc.	1,450	58,290
Babcock & Wilcox Enterprises, Inc.(a)(b)	4,265	19,448
Blink Charging Co.(a)(b)	2,395	35,446
Bloom Energy Corp., Class A(a)	10,488	196,231
ChargePoint Holdings, Inc.(a)(b)	15,391	215,166
Encore Wire Corp.	1,141	156,990
Energy Vault Holdings, Inc.(a)	3,926	12,642
EnerSys	2,415	160,090
Enovix Corp.(a)	6,549	123,580

Security	Shares	Value

Electrical Equipment (continued)
ESS Tech, Inc.(a)(b)	3,221	$13,625
Fluence Energy, Inc.(a)(b)	2,154	32,159
FREYR Battery SA(a)(b)	4,677	62,251
FuelCell Energy, Inc.(a)(b)	22,729	70,915
GrafTech International Ltd.	11,327	57,654
Heliogen, Inc.(a)(b)	5,414	9,745
nVent Electric PLC	9,847	359,416
SES AI Corp.(a)(b)	8,372	50,316
Shoals Technologies Group, Inc., Class A(a)	6,293	145,431
Stem, Inc.(a)	8,649	117,626
SunPower Corp.(a)	5,082	93,966
Sunrun, Inc.(a)	12,539	282,253
Thermon Group Holdings, Inc.(a)	2,015	35,786
TPI Composites, Inc.(a)(b)	2,281	22,719
Tritium DCFC Ltd.(a)	6,671	13,609
Vertiv Holdings Co.(b)	17,882	255,891
Vicor Corp.(a)	1,306	62,388

		3,431,181

Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.(a)(b)	1,278	20,435
Advanced Energy Industries, Inc.	2,215	174,210
Aeva Technologies, Inc.(a)	6,396	12,792
AEye, Inc.(a)(b)	6,644	5,784
Arlo Technologies, Inc.(a)	5,296	27,274
Avnet, Inc.	5,617	225,747
Badger Meter, Inc.	1,737	195,378
Belden, Inc.	2,588	180,202
Benchmark Electronics, Inc.	2,113	59,988
Cepton, Inc.(a)	1,391	3,060
Coherent Corp.(a)	7,674	257,923
CTS Corp.	1,905	75,286
ePlus, Inc.(a)(b)	1,600	77,952
Fabrinet(a)	2,178	249,163
FARO Technologies, Inc.(a)	1,074	31,372
Insight Enterprises, Inc.(a)(b)	1,808	170,874
IPG Photonics Corp.(a)	1,970	168,750
Itron, Inc.(a)	2,702	132,101
Kimball Electronics, Inc.(a)	1,476	30,509
Knowles Corp.(a)	5,523	75,941
Lightwave Logic, Inc.(a)(b)	6,603	55,927
Littelfuse, Inc.	1,466	322,886
Methode Electronics, Inc.	2,177	89,758
MicroVision, Inc.(a)(b)	10,033	36,721
Mirion Technologies, Inc.(a)	7,120	57,530
Napco Security Technologies, Inc.(a)	1,705	48,456
National Instruments Corp.	7,829	298,911
nLight, Inc.(a)	2,673	28,788
Novanta, Inc.(a)	2,113	298,778
OSI Systems, Inc.(a)	974	80,043
Ouster, Inc.(a)(b)	6,462	8,078
PAR Technology Corp.(a)	1,606	46,221
PC Connection, Inc.(a)	682	36,241
Plexus Corp.(a)	1,647	162,065
Sanmina Corp.(a)	3,431	192,308
ScanSource, Inc.(a)	1,541	47,740
SmartRent, Inc.(a)(b)	7,257	19,957
TTM Technologies, Inc.(a)	6,131	93,866
Velodyne Lidar, Inc.(a)(b)	11,019	10,881
Vishay Intertechnology, Inc.	7,765	162,366
Vishay Precision Group, Inc.(a)	745	25,144
Vontier Corp.	9,337	178,337

		4,475,743

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Energy Equipment & Services — 1.7%
Archrock, Inc.	8,052	$60,470
Bristow Group, Inc.(a)	1,373	41,108
Cactus, Inc., Class A	3,600	186,192
ChampionX Corp.	12,022	344,070
Core Laboratories NV(b)	2,741	53,340
DMC Global, Inc.(a)	1,089	23,566
Dril-Quip, Inc.(a)	2,048	50,954
Helix Energy Solutions Group, Inc.(a)	8,639	60,473
Helmerich & Payne, Inc.	6,240	308,942
Liberty Energy, Inc.(a)(b)	9,456	159,901
Nabors Industries Ltd.(a)	526	91,540
NexTier Oilfield Solutions, Inc.(a)	9,511	95,871
Noble Corp. PLC(a)	5,954	214,582
NOV, Inc.	23,298	521,875
Oceaneering International, Inc.(a)	5,970	83,520
Oil States International, Inc.(a)	3,675	23,777
Patterson-UTI Energy, Inc.	12,880	227,332
ProPetro Holding Corp.(a)	5,276	62,468
RPC, Inc.	4,885	54,370
Select Energy Services, Inc., Class A	4,403	42,489
Solaris Oilfield Infrastructure, Inc., Class A	1,919	26,137
TETRA Technologies, Inc.(a)	6,740	33,296
Tidewater, Inc.(a)	2,781	94,276
Transocean Ltd.(a)	38,816	142,843
U.S. Silica Holdings, Inc.(a)	4,431	63,762
Valaris Ltd.(a)	3,571	239,007
Weatherford International PLC(a)	3,863	161,010

		3,467,171

Entertainment — 0.5%
Cinemark Holdings, Inc.(a)(b)	6,332	67,182
IMAX Corp.(a)	2,762	35,160
Liberty Media Corp.-Liberty Braves, Class A(a)	623	19,867
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	2,174	67,742
Lions Gate Entertainment Corp., Class A(a)	3,683	29,685
Lions Gate Entertainment Corp., Class B, NVS(a)	7,428	56,378
Madison Square Garden Entertainment Corp.(a)	1,530	75,016
Madison Square Garden Sports Corp.	1,077	168,669
Marcus Corp.(b)	1,417	21,312
Playstudios, Inc.(a)	5,255	23,700
Skillz, Inc.(a)(b)	17,552	18,079
Warner Music Group Corp., Class A(b)	6,894	179,382
World Wrestling Entertainment, Inc., Class A	2,566	202,432

		964,604

Equity Real Estate Investment Trusts (REITs) — 5.7%
Acadia Realty Trust	5,700	79,629
Agree Realty Corp.	4,731	325,020
Alexander & Baldwin, Inc.	4,289	83,550
Alexander’s, Inc.	126	29,596
American Assets Trust, Inc.	3,069	84,336
Apartment Investment and Management Co., Class A	8,981	71,309
Apple Hospitality REIT, Inc.	12,633	216,277
Armada Hoffler Properties, Inc.	3,972	46,433
Braemar Hotels & Resorts, Inc.	3,436	16,939
Brandywine Realty Trust	10,122	66,400
Broadstone Net Lease, Inc.	10,225	175,257
CareTrust REIT, Inc.	5,730	107,036
CBL & Associates Properties, Inc.	1,446	41,544
Centerspace	912	63,202
Chatham Lodging Trust(a)	2,917	37,833
City Office REIT, Inc.	2,381	25,286
Community Healthcare Trust, Inc.	1,403	48,544
Corporate Office Properties Trust	6,684	178,129

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Cousins Properties, Inc.	8,986	$213,507
CTO Realty Growth, Inc.	987	19,839
DiamondRock Hospitality Co.	12,431	116,106
Diversified Healthcare Trust	14,025	19,074
Douglas Emmett, Inc.	10,392	182,795
Easterly Government Properties, Inc.	5,414	94,149
Elme Communities	5,143	98,180
Empire State Realty Trust, Inc., Class A(b)	7,847	57,832
EPR Properties	4,428	170,921
Equity Commonwealth	6,583	172,211
Essential Properties Realty Trust, Inc.	8,566	184,340
Farmland Partners, Inc.	2,814	39,424
First Industrial Realty Trust, Inc.	7,848	373,800
Four Corners Property Trust, Inc.	4,817	123,412
Franklin Street Properties Corp.	5,466	15,742
Getty Realty Corp.	2,462	77,528
Gladstone Commercial Corp.	2,409	42,374
Gladstone Land Corp.	1,845	37,546
Global Medical REIT, Inc.	3,700	33,818
Global Net Lease, Inc.	6,094	74,652
Healthcare Realty Trust, Inc.	22,552	458,482
Hersha Hospitality Trust, Class A	1,988	18,190
Highwoods Properties, Inc.	6,258	176,663
Hudson Pacific Properties, Inc.	7,579	83,672
Independence Realty Trust, Inc.	13,158	220,528
Indus Realty Trust, Inc.	306	15,848
Industrial Logistics Properties Trust	3,867	18,098
Innovative Industrial Properties, Inc.	1,666	180,095
InvenTrust Properties Corp.	4,044	101,909
iStar, Inc.	5,059	53,018
JBG SMITH Properties	5,919	116,486
Kite Realty Group Trust	12,996	255,241
LTC Properties, Inc.	2,389	92,383
LXP Industrial Trust	16,630	160,978
Macerich Co.	12,661	140,917
National Health Investors, Inc.	2,663	150,992
National Storage Affiliates Trust	5,039	214,964
Necessity Retail REIT, Inc.	7,793	53,304
NETSTREIT Corp.	2,955	55,613
NexPoint Residential Trust, Inc.	1,337	60,967
Office Properties Income Trust	2,914	44,584
Omega Healthcare Investors, Inc.	13,892	441,488
One Liberty Properties, Inc.	937	21,120
Orion Office REIT, Inc.	3,333	31,230
Outfront Media, Inc.	8,861	159,941
Paramount Group, Inc.	10,055	65,056
Park Hotels & Resorts, Inc.	13,372	174,906
Pebblebrook Hotel Trust	7,848	125,882
Phillips Edison & Co., Inc.	6,951	209,503
Physicians Realty Trust(b)	13,431	202,271
Piedmont Office Realty Trust, Inc., Class A	7,385	77,173
Plymouth Industrial REIT, Inc.	2,168	39,978
PotlatchDeltic Corp.	4,781	212,707
Rayonier, Inc.	8,677	292,415
Retail Opportunity Investments Corp.	7,423	107,485
RLJ Lodging Trust	9,741	118,548
RPT Realty	5,115	47,570
Ryman Hospitality Properties, Inc.	3,268	290,591
Sabra Health Care REIT, Inc.	13,741	187,702
Safehold, Inc.	1,008	29,484
Saul Centers, Inc.	781	31,982
Service Properties Trust	9,860	79,965

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SITE Centers Corp.	11,003	$136,217
SL Green Realty Corp.	3,833	152,093
Spirit Realty Capital, Inc.	8,067	313,242
STAG Industrial, Inc.	10,601	334,886
Summit Hotel Properties, Inc.	6,255	54,043
Sunstone Hotel Investors, Inc.	12,664	141,204
Tanger Factory Outlet Centers, Inc.	6,192	111,518
Terreno Realty Corp.	3,945	225,417
UMH Properties, Inc.	3,012	52,830
Uniti Group, Inc.	13,970	108,407
Universal Health Realty Income Trust	760	36,989
Urban Edge Properties	6,922	97,739
Urstadt Biddle Properties, Inc., Class A	1,831	34,313
Veris Residential, Inc.(a)	4,640	73,451
Whitestone REIT	2,762	25,990
Xenia Hotels & Resorts, Inc.	6,850	116,998

		11,478,836

Food & Staples Retailing — 0.8%
Andersons, Inc.	1,873	66,061
Casey’s General Stores, Inc.	2,208	513,824
Chefs’ Warehouse, Inc.(a)	2,032	74,432
Fresh Market, Inc. Escrow(a)(c)	16,033	—
Grocery Outlet Holding Corp.(a)(b)	5,249	181,458
Ingles Markets, Inc., Class A	867	81,819
Natural Grocers by Vitamin Cottage, Inc.	552	6,348
PriceSmart, Inc.	1,504	96,211
SpartanNash Co.	2,138	76,348
Sprouts Farmers Market, Inc.(a)	6,390	188,505
United Natural Foods, Inc.(a)	3,438	145,805
Weis Markets, Inc.(b)	980	91,797

		1,522,608

Food Products — 1.5%
AppHarvest, Inc.(a)(b)	4,445	9,468
B&G Foods, Inc.	4,242	69,484
Benson Hill, Inc.(a)	7,479	25,354
Beyond Meat, Inc.(a)(b)	3,521	55,280
BRC, Inc., Class A(a)(b)	2,102	15,239
Calavo Growers, Inc.	1,054	36,458
Cal-Maine Foods, Inc.	2,252	127,261
Flowers Foods, Inc.	11,411	327,610
Fresh Del Monte Produce, Inc.	1,814	47,309
Freshpet, Inc.(a)	2,837	167,241
Hain Celestial Group, Inc.(a)	5,280	98,789
Hostess Brands, Inc.(a)	8,067	213,614
Ingredion, Inc.	3,888	346,499
J & J Snack Foods Corp.	882	130,192
John B. Sanfilippo & Son, Inc.	531	44,291
Lancaster Colony Corp.	1,175	211,829
Local Bounti Corp.(a)(b)	2,489	7,367
Mission Produce, Inc.(a)	2,339	38,921
Pilgrim’s Pride Corp.(a)	2,671	61,567
Post Holdings, Inc.(a)(b)	3,220	291,152
Seaboard Corp.	16	59,942
Seneca Foods Corp., Class A(a)	346	21,836
Simply Good Foods Co.(a)	5,061	193,836
Sovos Brands, Inc.(a)	2,234	30,963
Tattooed Chef, Inc.(a)(b)	2,781	13,210
Tootsie Roll Industries, Inc.	1,047	42,288
TreeHouse Foods, Inc.(a)	3,009	151,172

Security	Shares	Value

Food Products (continued)
Utz Brands, Inc.	3,960	$64,192
Vital Farms, Inc.(a)	1,659	21,965

		2,924,329

Gas Utilities — 0.9%
Chesapeake Utilities Corp.	1,060	131,843
National Fuel Gas Co.	5,412	365,256
New Jersey Resources Corp.	5,686	253,823
Northwest Natural Holding Co.	2,082	100,123
ONE Gas, Inc.	3,216	249,176
South Jersey Industries, Inc.	7,256	251,566
Southwest Gas Holdings, Inc.	3,664	267,728
Spire, Inc.	3,111	217,179

		1,836,694

Health Care Equipment & Supplies — 4.0%
Alphatec Holdings, Inc.(a)	4,237	43,387
AngioDynamics, Inc.(a)	2,307	32,506
Artivion, Inc.(a)	2,333	26,036
AtriCure, Inc.(a)	2,781	117,136
Atrion Corp.	83	49,826
Avanos Medical, Inc.(a)	2,729	60,447
Axonics, Inc.(a)	2,916	213,276
Bioventus, Inc., Class A(a)	1,805	14,693
Butterfly Network, Inc.(a)(b)	8,464	41,474
Cardiovascular Systems, Inc.(a)	2,483	35,854
Cerus Corp.(a)	10,669	39,049
CONMED Corp.	1,804	143,833
Cutera, Inc.(a)	1,052	48,360
Embecta Corp.	3,460	106,983
Enovis Corp.(a)	2,833	140,092
Envista Holdings Corp.(a)	9,664	319,009
Establishment Labs Holdings, Inc.(a)(b)	1,302	73,420
Figs, Inc., Class A(a)(b)	7,455	55,018
Glaukos Corp.(a)	2,829	158,622
Globus Medical, Inc., Class A(a)	4,561	305,587
Haemonetics Corp.(a)	3,039	258,163
Heska Corp.(a)	598	42,912
ICU Medical, Inc.(a)	1,189	176,459
Inari Medical, Inc.(a)(b)	2,851	219,327
Inogen, Inc.(a)	1,342	30,410
Inspire Medical Systems, Inc.(a)(b)	1,637	319,133
Integer Holdings Corp.(a)	1,982	123,538
Integra LifeSciences Holdings Corp.(a)	4,326	217,381
iRadimed Corp.	451	13,102
iRhythm Technologies, Inc.(a)	1,781	227,060
Lantheus Holdings, Inc.(a)	4,067	300,917
LeMaitre Vascular, Inc.	1,140	49,476
LivaNova PLC(a)(b)	3,189	150,202
Masimo Corp.(a)	2,869	377,560
Meridian Bioscience, Inc.(a)	2,580	82,483
Merit Medical Systems, Inc.(a)	3,356	230,792
Mesa Laboratories, Inc.	297	39,266
Neogen Corp.(a)	12,879	170,003
Nevro Corp.(a)	2,081	79,786
NuVasive, Inc.(a)	3,102	136,891
Omnicell, Inc.(a)(b)	2,628	203,197
OraSure Technologies, Inc.(a)	4,372	19,062
Orthofix Medical, Inc.(a)(b)	1,170	18,790
OrthoPediatrics Corp.(a)	836	35,522
Outset Medical, Inc.(a)	2,825	43,900
Paragon 28, Inc.(a)	1,485	29,655
Penumbra, Inc.(a)(b)	2,249	385,636
PROCEPT BioRobotics Corp.(a)	1,956	88,861

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Pulmonx Corp.(a)	2,250	$30,060
QuidelOrtho Corp.(a)	3,210	288,322
Senseonics Holdings, Inc.(a)(b)	27,350	32,273
Shockwave Medical, Inc.(a)	2,133	625,289
SI-BONE, Inc.(a)	1,788	34,759
Silk Road Medical, Inc.(a)	2,075	91,466
STAAR Surgical Co.(a)	2,852	202,121
Surmodics, Inc.(a)	822	28,063
Tandem Diabetes Care, Inc.(a)(b)	3,809	213,875
TransMedics Group, Inc.(a)	1,885	90,895
Treace Medical Concepts, Inc.(a)	1,844	45,141
UFP Technologies, Inc.(a)	400	37,540
Varex Imaging Corp.(a)	2,342	51,782
Vicarious Surgical, Inc.(a)	2,157	8,348
ViewRay, Inc.(a)	8,558	36,714
Zimvie, Inc.(a)	1,228	10,770

		7,921,510

Health Care Providers & Services — 2.8%
1Life Healthcare, Inc.(a)	9,970	170,487
23andMe Holding Co., Class A(a)(b)	15,279	47,976
Acadia Healthcare Co., Inc.(a)	5,388	438,044
Accolade, Inc.(a)(b)	3,715	40,048
AdaptHealth Corp.(a)(b)	4,595	104,766
Addus HomeCare Corp.(a)	955	97,811
Agiliti, Inc.(a)(b)	1,940	33,892
AirSculpt Technologies, Inc.	600	4,068
Alignment Healthcare, Inc.(a)	4,968	65,776
Amedisys, Inc.(a)	1,928	188,154
AMN Healthcare Services, Inc.(a)	2,561	321,405
Apollo Medical Holdings, Inc.(a)	2,336	82,835
Aveanna Healthcare Holdings, Inc.(a)	2,639	3,668
Brookdale Senior Living, Inc.(a)	10,989	49,121
Cano Health, Inc.(a)	10,215	36,570
CareMax, Inc.(a)(b)	4,062	28,596
Castle Biosciences, Inc.(a)	1,448	36,953
Clover Health Investments Corp.(a)(b)	19,220	30,368
Community Health Systems, Inc.(a)	7,499	21,522
CorVel Corp.(a)	544	89,330
Cross Country Healthcare, Inc.(a)	2,164	80,263
DocGo, Inc.(a)	4,749	47,015
Encompass Health Corp.	5,907	321,577
Ensign Group, Inc.	3,273	293,850
Fulgent Genetics, Inc.(a)	1,210	47,952
Guardant Health, Inc.(a)(b)	6,044	299,178
HealthEquity, Inc.(a)	4,990	388,771
Hims & Hers Health, Inc.(a)	7,175	32,575
Innovage Holding Corp.(a)	1,179	7,298
Invitae Corp.(a)(b)	13,218	34,102
Joint Corp.(a)	869	14,356
LifeStance Health Group, Inc.(a)(b)	5,491	41,457
ModivCare, Inc.(a)	760	73,902
National HealthCare Corp.	806	49,102
National Research Corp.	839	34,172
Oak Street Health, Inc.(a)(b)	6,905	139,688
OPKO Health, Inc.(a)	24,225	46,028
Option Care Health, Inc.(a)	9,147	276,788
Owens & Minor, Inc.	4,543	77,231
Patterson Cos., Inc.	5,116	132,863
Pediatrix Medical Group, Inc.(a)(b)	4,973	96,476
Pennant Group, Inc.(a)	1,662	20,459
PetIQ, Inc.(a)	1,486	12,215
Premier, Inc., Class A	6,993	243,916

Security	Shares	Value

Health Care Providers & Services (continued)
Privia Health Group, Inc.(a)	2,928	$98,029
Progyny, Inc.(a)(b)	4,424	196,735
R1 RCM, Inc.(a)	8,109	143,205
RadNet, Inc.(a)	2,848	54,454
Select Medical Holdings Corp.	6,133	157,495
Sema4 Holdings Corp.(a)(b)	15,324	15,784
Signify Health, Inc., Class A(a)(b)	4,112	120,194
Surgery Partners, Inc.(a)(b)	2,272	61,776
U.S. Physical Therapy, Inc.	772	68,554

		5,618,850

Health Care Technology — 0.7%
Allscripts Healthcare Solutions, Inc.(a)	6,542	96,167
American Well Corp., Class A(a)(b)	14,129	57,788
Certara, Inc.(a)	6,207	75,911
Computer Programs and Systems, Inc.(a)	859	27,746
Definitive Healthcare Corp.(a)(b)	2,124	33,517
Doximity, Inc., Class A(a)(b)	6,554	173,484
Evolent Health, Inc., Class A(a)	4,949	157,428
GoodRx Holdings, Inc., Class A(a)(b)	4,495	24,138
Health Catalyst, Inc.(a)	3,254	28,700
HealthStream, Inc.(a)	1,466	36,210
Multiplan Corp.(a)	14,264	40,938
NextGen Healthcare, Inc.(a)(b)	3,277	65,671
Nutex Health, Inc.(a)(b)	1,494	1,203
OptimizeRx Corp.(a)	1,089	16,787
Pear Therapeutics, Inc.(a)	3,017	8,297
Phreesia, Inc.(a)	3,091	84,446
Schrodinger, Inc.(a)	3,142	75,314
Sharecare, Inc.(a)	18,589	35,691
Simulations Plus, Inc.	935	38,802
Teladoc Health, Inc.(a)	9,580	283,951

		1,362,189

Hotels, Restaurants & Leisure — 2.9%
Accel Entertainment, Inc.(a)	3,235	31,768
Bally’s Corp.(a)	1,616	36,425
BJ’s Restaurants, Inc.(a)	1,379	45,300
Bloomin’ Brands, Inc.	5,334	128,069
Bluegreen Vacations Holding Corp.	644	11,148
Bowlero Corp.(a)	2,017	29,368
Boyd Gaming Corp.	4,807	277,652
Brinker International, Inc.(a)(b)	2,607	87,048
Cheesecake Factory, Inc.	2,908	104,135
Chuy’s Holdings, Inc.(a)	1,127	33,021
Cracker Barrel Old Country Store, Inc.	1,359	155,225
Dave & Buster’s Entertainment, Inc.(a)	2,507	99,904
Denny’s Corp.(a)	3,376	38,250
Dine Brands Global, Inc.	928	66,899
DraftKings, Inc., Class A(a)(b)	26,634	420,817
Dutch Bros, Inc., Class A(a)(b)	1,515	55,919
El Pollo Loco Holdings, Inc.	1,091	10,954
Everi Holdings, Inc.(a)	5,300	100,594
F45 Training Holdings, Inc.(a)	2,124	7,094
First Watch Restaurant Group, Inc.(a)	659	11,236
Golden Entertainment, Inc.(a)	1,299	54,844
Hilton Grand Vacations, Inc.(a)	4,826	189,372
Hyatt Hotels Corp., Class A(a)(b)	2,965	279,333
Jack in the Box, Inc.	1,260	111,170
Krispy Kreme, Inc.	3,915	56,180
Kura Sushi U.S.A., Inc., Class A(a)	219	17,308
Life Time Group Holdings, Inc.(a)	3,286	34,470
Light & Wonder, Inc.(a)	5,587	313,654
Lindblad Expeditions Holdings, Inc.(a)(b)	1,923	16,134

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Marriott Vacations Worldwide Corp.	2,325	$343,542
Membership Collective Group, Inc., Class A(a)(b)	2,476	11,340
Monarch Casino & Resort, Inc.(a)	783	62,178
Papa John’s International, Inc.	1,902	138,142
Penn Entertainment, Inc.(a)	9,389	310,776
Planet Fitness, Inc., Class A(a)(b)	4,985	326,418
Portillo’s, Inc., Class A(a)	1,668	35,762
RCI Hospitality Holdings, Inc.	500	42,215
Red Rock Resorts, Inc., Class A	2,934	122,201
Rush Street Interactive, Inc.(a)	3,282	13,620
Ruth’s Hospitality Group, Inc.	1,868	38,817
SeaWorld Entertainment, Inc.(a)	2,501	145,458
Shake Shack, Inc., Class A(a)	2,197	122,087
Six Flags Entertainment Corp.(a)	4,354	97,094
Sonder Holdings, Inc.(a)(b)	8,235	18,035
Sweetgreen, Inc., Class A(a)(b)	4,474	83,216
Texas Roadhouse, Inc.	3,964	392,238
Travel + Leisure Co.	4,980	189,140
Vacasa, Inc., Class A(a)	4,852	17,710
Wendy’s Co.	10,106	210,003
Wingstop, Inc.	1,771	280,509
Xponential Fitness, Inc., Class A(a)	1,062	20,550

		5,844,342

Household Durables — 1.6%
Beazer Homes U.S.A., Inc.(a)	1,821	20,596
Cavco Industries, Inc.(a)	487	110,388
Century Communities, Inc.	1,691	75,266
Cricut, Inc., Class A(a)(b)	2,387	21,220
Dream Finders Homes, Inc., Class A(a)(b)	1,285	14,264
Ethan Allen Interiors, Inc.	1,371	35,084
GoPro, Inc., Class A(a)(b)	7,738	42,172
Green Brick Partners, Inc.(a)(b)	1,616	37,378
Helen of Troy Ltd.(a)	1,425	134,833
Installed Building Products, Inc.	1,410	121,260
iRobot Corp.(a)	1,635	92,378
KB Home	5,014	144,503
La-Z-Boy, Inc.	2,558	63,362
Leggett & Platt, Inc.	7,856	265,140
LGI Homes, Inc.(a)(b)	1,205	110,920
Lovesac Co.(a)	912	22,198
M/I Homes, Inc.(a)	1,645	68,251
MDC Holdings, Inc.	3,355	102,193
Meritage Homes Corp.(a)	2,161	164,582
Skyline Champion Corp.(a)	3,141	182,838
Snap One Holdings Corp.(a)	1,000	11,920
Sonos, Inc.(a)(b)	7,611	122,689
Taylor Morrison Home Corp.(a)	6,761	178,085
Tempur Sealy International, Inc.	10,197	274,197
Toll Brothers, Inc.	6,332	272,783
TopBuild Corp.(a)	1,915	325,818
Traeger, Inc.(a)(b)	3,275	13,591
Tri Pointe Homes, Inc.(a)	5,990	100,332
Tupperware Brands Corp.(a)	2,286	17,671
Universal Electronics, Inc.(a)	737	15,042
Vizio Holding Corp., Class A(a)	3,283	36,770
Weber, Inc., Class A	1,095	7,293

		3,205,017

Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	601	24,803
Central Garden & Pet Co., Class A, NVS(a)	2,482	97,146
Energizer Holdings, Inc.	3,968	114,636
Reynolds Consumer Products, Inc.	3,238	98,889

Security	Shares	Value

Household Products (continued)
Spectrum Brands Holdings, Inc.	2,403	$110,874
WD-40 Co.	815	130,530

		576,878

Independent Power and Renewable Electricity Producers — 0.3%
Altus Power, Inc.(a)	2,079	20,707
Clearway Energy, Inc., Class A	2,020	65,307
Clearway Energy, Inc., Class C	4,858	168,767
Ormat Technologies, Inc.	2,663	240,868
Sunnova Energy International, Inc.(a)(b)	5,874	108,904

		604,553

Insurance — 3.0%
American Equity Investment Life Holding Co.	4,217	181,668
AMERISAFE, Inc.	1,263	73,772
Argo Group International Holdings Ltd.	2,093	52,053
Assured Guaranty Ltd.	3,706	219,358
Axis Capital Holdings Ltd.	4,571	249,897
Brighthouse Financial, Inc.(a)	4,260	243,118
BRP Group, Inc., Class A(a)(b)	3,571	101,238
CNO Financial Group, Inc.	6,828	150,626
Employers Holdings, Inc.	1,020	44,482
Enstar Group Ltd.(a)	808	162,020
First American Financial Corp.	6,161	310,514
Genworth Financial, Inc., Class A(a)	27,811	129,877
Goosehead Insurance, Inc., Class A(a)	1,203	49,937
Hagerty, Inc., Class A(a)(b)	1,877	17,062
Hanover Insurance Group, Inc.	2,145	314,221
HCI Group, Inc.	443	16,232
Hippo Holdings, Inc.(a)(b)	890	15,379
Horace Mann Educators Corp.	1,984	78,289
James River Group Holdings Ltd.	2,320	58,626
Kemper Corp.	3,808	181,527
Kinsale Capital Group, Inc.	1,276	402,157
Lemonade, Inc.(a)	2,675	64,735
MBIA, Inc.(a)	2,833	30,483
Mercury General Corp.	1,590	46,110
National Western Life Group, Inc., Class A	148	29,307
Oscar Health, Inc., Class A(a)	6,455	24,077
Palomar Holdings, Inc.(a)	1,516	134,863
Primerica, Inc.	2,224	321,813
ProAssurance Corp.	2,298	51,039
RenaissanceRe Holdings Ltd.	2,599	402,013
RLI Corp.	2,422	315,030
Ryan Specialty Holdings, Inc.(a)	4,918	220,572
Safety Insurance Group, Inc.	676	58,778
Selective Insurance Group, Inc.	3,589	352,009
SiriusPoint Ltd.(a)	5,018	32,216
Stewart Information Services Corp.	1,375	53,570
Trupanion, Inc.(a)(b)	2,075	104,725
United Fire Group, Inc.	1,321	35,799
Universal Insurance Holdings, Inc.	1,768	17,751
Unum Group	11,152	508,420
White Mountains Insurance Group Ltd.	152	215,255

		6,070,618

Interactive Media & Services — 0.6%
Bumble, Inc., Class A(a)	4,726	120,040
BuzzFeed, Inc.(a)	2,557	4,679
Cargurus, Inc.(a)	5,482	79,818
Cars.com, Inc.(a)	3,823	53,063
Eventbrite, Inc., Class A(a)	4,924	32,351
fuboTV, Inc.(a)(b)	10,925	39,986
Leafly Holdings, Inc.(a)(b)	3,038	2,693

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
MediaAlpha, Inc., Class A(a)	1,321	$14,505
Nextdoor Holdings, Inc.(a)(b)	7,579	20,539
Outbrain, Inc.(a)	1,929	8,256
QuinStreet, Inc.(a)	2,976	33,956
Shutterstock, Inc.	1,440	72,043
System1, Inc.(a)	1,217	6,304
TripAdvisor, Inc.(a)	6,205	146,562
Vimeo, Inc.(a)	9,300	35,340
Yelp, Inc.(a)	4,187	160,823
Ziff Davis, Inc.(a)	2,805	217,079
ZipRecruiter, Inc., Class A(a)	3,338	55,978

		1,104,015

Internet & Direct Marketing Retail — 0.4%
1-800-Flowers.com, Inc., Class A(a)	1,664	12,131
BARK, Inc.(a)	6,031	11,037
Boxed, Inc.(a)	2,896	1,448
Chewy, Inc., Class A(a)(b)	5,395	208,948
ContextLogic, Inc., Class A(a)(b)	29,784	23,321
Duluth Holdings, Inc., Class B(a)	770	6,699
Groupon, Inc.(a)	1,331	9,809
Lands’ End, Inc.(a)	790	8,279
Liquidity Services, Inc.(a)	1,636	28,106
Lulu’s Fashion Lounge Holdings, Inc.(a)	525	3,287
Overstock.com, Inc.(a)	2,688	62,496
PetMed Express, Inc.	1,225	26,117
Porch Group, Inc.(a)	4,644	6,316
Poshmark, Inc., Class A(a)(b)	2,620	46,793
Quotient Technology, Inc.(a)	5,046	12,413
Qurate Retail, Inc., Series A(a)	20,330	47,572
RealReal, Inc.(a)	5,003	8,455
Rent the Runway, Inc., Class A(a)(b)	2,510	4,895
Revolve Group, Inc.(a)	2,407	57,768
Stitch Fix, Inc., Class A(a)(b)	4,335	17,340
Vivid Seats, Inc., Class A(a)	1,352	11,086
Wayfair, Inc., Class A(a)(b)	4,506	170,868
Xometry, Inc., Class A(a)(b)	1,765	106,006

		891,190

IT Services — 2.4%
Affirm Holdings, Inc.(a)(b)	12,206	244,974
AvidXchange Holdings, Inc.(a)(b)	7,793	70,916
BigCommerce Holdings, Inc., Series 1(a)	3,581	53,214
Cantaloupe, Inc.(a)	3,098	10,378
Cass Information Systems, Inc.	728	31,144
Conduent, Inc.(a)	9,980	41,118
Core Scientific, Inc.(a)	15,128	3,026
CSG Systems International, Inc.	1,904	123,132
Cyxtera Technologies, Inc.(a)(b)	3,259	7,887
DigitalOcean Holdings, Inc.(a)(b)	3,643	130,857
Edgio, Inc.(a)	7,642	20,557
Euronet Worldwide, Inc.(a)	2,796	234,892
EVERTEC, Inc.	3,940	141,091
Evo Payments, Inc., Class A(a)	2,869	96,657
ExlService Holdings, Inc.(a)	1,958	356,062
Fastly, Inc., Class A(a)	6,663	56,569
Flywire Corp.(a)	3,603	79,086
Grid Dynamics Holdings, Inc.(a)	2,774	37,754
Hackett Group, Inc.	1,691	36,931
I3 Verticals, Inc., Class A(a)	1,313	28,571
International Money Express, Inc.(a)	2,033	54,952
Kyndryl Holdings, Inc.(a)	12,193	117,906
Marqeta, Inc., Class A(a)(b)	23,833	187,804
Maximus, Inc.	3,576	220,532

Security	Shares	Value

IT Services (continued)
MoneyGram International, Inc.(a)(b)	5,633	$59,653
Paya Holdings, Inc.(a)	5,285	42,491
Payoneer Global, Inc.(a)	11,831	91,690
Perficient, Inc.(a)(b)	2,067	138,427
Rackspace Technology, Inc.(a)(b)	3,335	17,175
Repay Holdings Corp.(a)	4,644	28,282
Sabre Corp.(a)	19,333	112,325
Shift4 Payments, Inc., Class A(a)	3,045	139,979
Squarespace, Inc., Class A(a)	2,457	54,570
Switch, Inc., Class A	8,377	285,237
TaskUS, Inc., Class A(a)(b)	1,552	31,335
Thoughtworks Holding, Inc.(a)	3,782	36,345
Toast, Inc., Class A(a)(b)	17,815	393,533
TTEC Holdings, Inc.	1,105	49,139
Tucows, Inc., Class A(a)(b)	589	26,476
Unisys Corp.(a)	4,001	34,009
Verra Mobility Corp.(a)	8,442	144,105
Western Union Co.	22,816	308,244
WEX, Inc.(a)	2,625	430,867

		4,809,892

Leisure Products — 0.8%
Acushnet Holdings Corp.	1,960	91,277
AMMO, Inc.(a)(b)	5,442	17,687
Brunswick Corp.	4,401	311,019
Clarus Corp.	1,669	20,212
Johnson Outdoors, Inc., Class A	341	17,943
Latham Group, Inc.(a)	2,486	10,988
Malibu Boats, Inc., Class A(a)	1,205	63,744
MasterCraft Boat Holdings, Inc.(a)	1,046	22,761
Peloton Interactive, Inc., Class A(a)(b)	18,311	153,812
Polaris, Inc.	3,311	336,398
Smith & Wesson Brands, Inc.	2,672	30,167
Solo Brands, Inc., Class A(a)	1,230	5,080
Sturm Ruger & Co., Inc.	1,039	58,319
Topgolf Callaway Brands Corp.(a)(b)	8,200	153,504
Vista Outdoor, Inc.(a)(b)	3,366	97,749
YETI Holdings, Inc.(a)	5,130	164,570

		1,555,230

Life Sciences Tools & Services — 0.8%
10X Genomics, Inc., Class A(a)	5,628	152,969
AbCellera Biologics, Inc.(a)(b)	12,394	146,621
Adaptive Biotechnologies Corp.(a)(b)	6,510	50,648
Azenta, Inc.	4,457	197,891
BioLife Solutions, Inc.(a)(b)	2,000	47,040
Bionano Genomics, Inc.(a)(b)	17,166	40,168
Codexis, Inc.(a)	3,868	21,738
CryoPort, Inc.(a)	2,860	79,394
Cytek Biosciences, Inc.(a)	4,652	72,199
Maravai LifeSciences Holdings, Inc., Class A(a)	6,513	108,116
Medpace Holdings, Inc.(a)	1,490	330,750
NanoString Technologies, Inc.(a)	2,519	26,349
Nautilus Biotechnology, Inc.(a)(b)	2,966	7,326
NeoGenomics, Inc.(a)	7,337	55,798
Pacific Biosciences of California, Inc.(a)	12,184	102,833
Quanterix Corp.(a)	1,973	21,841
Quantum-Si, Inc.(a)(b)	4,919	14,905
Science 37 Holdings, Inc.(a)	4,153	6,022
Seer, Inc.(a)(b)	2,171	16,999
SomaLogic, Inc.(a)	8,892	30,855
Sotera Health Co.(a)	5,789	39,828

		1,570,290

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 3.9%
3D Systems Corp.(a)	7,657	$67,611
Alamo Group, Inc.	618	93,985
Albany International Corp., Class A	1,851	169,589
Allison Transmission Holdings, Inc.	5,690	240,402
Altra Industrial Motion Corp.	3,876	233,103
Astec Industries, Inc.	1,350	58,927
Barnes Group, Inc.	3,026	107,030
Berkshire Grey, Inc.(a)(b)	3,505	4,697
Blue Bird Corp.(a)(b)	1,018	9,335
Chart Industries, Inc.(a)(b)	2,129	474,512
CIRCOR International, Inc.(a)	1,160	23,977
Columbus McKinnon Corp.	1,692	48,256
Crane Holdings Co.	2,824	283,360
Desktop Metal, Inc., Class A(a)(b)	13,671	34,588
Donaldson Co., Inc.	7,325	420,821
Douglas Dynamics, Inc.	1,367	46,410
Energy Recovery, Inc.(a)(b)	3,271	84,163
Enerpac Tool Group Corp.	3,443	87,487
EnPro Industries, Inc.	1,229	130,888
ESCO Technologies, Inc.	1,544	133,046
Evoqua Water Technologies Corp.(a)	7,198	282,018
Federal Signal Corp.	3,601	167,987
Flowserve Corp.	7,764	222,672
Franklin Electric Co., Inc.	2,308	189,118
Gates Industrial Corp. PLC(a)(b)	6,090	67,903
Gorman-Rupp Co.	1,341	36,395
Greenbrier Cos., Inc.	1,930	68,148
Helios Technologies, Inc.	1,925	109,128
Hillenbrand, Inc.	4,133	182,596
Hillman Solutions Corp.(a)(b)	7,053	55,084
Hydrofarm Holdings Group, Inc.(a)	3,076	7,936
Hyliion Holdings Corp.(a)	7,222	20,583
Hyster-Yale Materials Handling, Inc.	592	17,263
Hyzon Motors, Inc.(a)(b)	5,354	10,226
Ideanomics, Inc.(a)(b)	30,404	9,273
ITT, Inc.	4,890	373,547
John Bean Technologies Corp.	1,894	172,733
Kadant, Inc.	696	123,853
Kennametal, Inc.	4,817	128,662
Lindsay Corp.	658	111,399
Luxfer Holdings PLC	1,586	22,949
Manitowoc Co., Inc.(a)(b)	2,193	20,000
Markforged Holding Corp.(a)	5,109	11,138
Microvast Holdings, Inc.(a)(b)	11,091	27,173
Mueller Industries, Inc.	3,367	210,909
Mueller Water Products, Inc., Class A	9,380	109,746
Nikola Corp.(a)(b)	19,116	72,450
Omega Flex, Inc.	176	16,614
Oshkosh Corp.	3,870	340,560
Proterra, Inc.(a)	11,414	71,223
Proto Labs, Inc.(a)	1,657	63,281
RBC Bearings, Inc.(a)	1,719	435,818
REV Group, Inc.	1,889	25,955
Sarcos Technology and Robotics Corp.(a)(b)	4,584	9,260
Shyft Group, Inc.	1,881	43,225
SPX Technologies, Inc.(a)	2,688	176,978
Standex International Corp.	717	71,019
Tennant Co.	1,100	64,075
Terex Corp.	4,045	163,984
Timken Co.	3,949	281,524
Titan International, Inc.(a)	3,045	45,553
Trinity Industries, Inc.	4,903	139,883

Security	Shares	Value

Machinery (continued)
Velo3D, Inc.(a)(b)	3,671	$14,464
Wabash National Corp.	2,928	63,391
Watts Water Technologies, Inc., Class A	1,620	237,103
Xos, Inc.(a)	3,045	3,441

		7,850,427

Marine — 0.2%
Eagle Bulk Shipping, Inc.	567	27,431
Genco Shipping & Trading Ltd.	2,257	30,244
Kirby Corp.(a)	3,551	247,682
Matson, Inc.	2,320	170,706

		476,063

Media — 1.0%
AdTheorent Holding Co., Inc.(a)(b)	1,936	4,104
Advantage Solutions, Inc.(a)(b)	5,679	19,195
Altice U.S.A., Inc., Class A(a)	12,730	84,145
AMC Networks, Inc., Class A(a)(b)	1,653	37,209
Boston Omaha Corp., Class A(a)(b)	1,133	31,577
Cardlytics, Inc.(a)(b)	1,873	17,662
Clear Channel Outdoor Holdings, Inc.(a)	27,795	39,747
EW Scripps Co., Class A, NVS(a)	3,414	48,445
Gannett Co., Inc.(a)	7,994	11,591
Gray Television, Inc.	5,035	71,245
iHeartMedia, Inc., Class A(a)(b)	6,148	50,905
Integral Ad Science Holding Corp.(a)	2,180	18,356
John Wiley & Sons, Inc., Class A	2,538	107,078
Magnite, Inc.(a)(b)	7,043	51,344
New York Times Co., Class A	9,792	283,576
Nexstar Media Group, Inc.	2,304	394,675
PubMatic, Inc., Class A(a)	2,495	43,413
Scholastic Corp., NVS	1,782	67,966
Sinclair Broadcast Group, Inc., Class A	2,560	45,594
Stagwell, Inc.(a)	6,024	45,722
TechTarget, Inc.(a)	1,627	105,023
TEGNA, Inc.	13,206	275,741
Thryv Holdings, Inc.(a)	1,807	36,971
WideOpenWest, Inc.(a)	3,105	42,570

		1,933,854

Metals & Mining — 1.0%
Alpha Metallurgical Resources, Inc.	929	156,862
Arconic Corp.(a)	6,025	125,079
ATI, Inc.(a)	7,688	228,795
Carpenter Technology Corp.	2,893	108,198
Century Aluminum Co.(a)	2,913	21,003
Coeur Mining, Inc.(a)(b)	16,425	62,087
Commercial Metals Co.	7,134	324,597
Compass Minerals International, Inc.	2,008	79,396
Haynes International, Inc.	721	35,264
Hecla Mining Co.	33,304	152,199
Kaiser Aluminum Corp.	935	75,539
Materion Corp.	1,224	104,909
MP Materials Corp.(a)	5,482	164,679
Olympic Steel, Inc.	563	15,319
Piedmont Lithium, Inc.(a)(b)	965	60,042
Ramaco Resources, Inc.	1,422	16,054
Ryerson Holding Corp.	1,220	40,931
Schnitzer Steel Industries, Inc., Class A	1,550	41,835
SunCoke Energy, Inc.	4,862	35,298
TimkenSteel Corp.(a)	2,471	43,094
Warrior Met Coal, Inc.	3,044	113,054
Worthington Industries, Inc.	1,810	86,084

		2,090,318

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment Trusts (REITs) — 1.3%
AGNC Investment Corp.	30,960	$254,491
Apollo Commercial Real Estate Finance, Inc.	7,669	86,353
Arbor Realty Trust, Inc.	10,213	140,633
Ares Commercial Real Estate Corp.	3,351	41,351
ARMOUR Residential REIT, Inc.	6,704	35,665
Blackstone Mortgage Trust, Inc., Class A	10,095	251,971
BrightSpire Capital, Inc.	5,816	44,667
Broadmark Realty Capital, Inc.	7,932	46,164
Chimera Investment Corp.	14,010	94,567
Dynex Capital, Inc.	2,719	32,465
Ellington Financial, Inc.	3,436	45,974
Franklin BSP Realty Trust, Inc.	5,064	71,352
Granite Point Mortgage Trust, Inc.	3,042	23,910
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,226	142,043
Invesco Mortgage Capital, Inc.	2,039	23,877
KKR Real Estate Finance Trust, Inc.	3,456	60,203
Ladder Capital Corp.	6,673	71,201
MFA Financial, Inc.	5,362	53,406
New York Mortgage Trust, Inc.	22,873	61,528
Orchid Island Capital, Inc.	2,185	22,003
PennyMac Mortgage Investment Trust	5,357	74,302
Ready Capital Corp.	6,099	73,920
Redwood Trust, Inc.	6,902	49,211
Rithm Capital Corp.	27,650	233,089
Starwood Property Trust, Inc.	18,339	378,884
TPG RE Finance Trust, Inc.	3,670	31,085
Two Harbors Investment Corp.	20,828	74,148

		2,518,463

Multiline Retail — 0.2%
Big Lots, Inc.	1,677	31,645
Dillard’s, Inc., Class A(b)	208	68,388
Franchise Group, Inc.	1,674	50,806
Nordstrom, Inc.(b)	6,660	135,465
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,455	193,480

		479,784

Multi-Utilities — 0.3%
Avista Corp.	4,204	172,490
Black Hills Corp.	3,843	251,217
NorthWestern Corp.	3,342	176,558
Unitil Corp.	968	51,023

		651,288

Oil, Gas & Consumable Fuels — 4.0%
Alto Ingredients, Inc.(a)	4,436	18,321
Antero Midstream Corp.	19,924	212,191
Arch Resources, Inc.	1,105	168,280
Archaea Energy, Inc.(a)	4,373	112,867
Berry Corp.	3,898	34,575
Brigham Minerals, Inc., Class A	3,223	99,913
California Resources Corp.	4,481	202,138
Callon Petroleum Co.(a)	3,057	134,386
Centrus Energy Corp., Class A(a)(b)	620	29,332
Chord Energy Corp.	2,458	376,295
Civitas Resources, Inc.	3,080	215,323
Clean Energy Fuels Corp.(a)(b)	10,386	69,690
CNX Resources Corp.(a)(b)	11,254	189,180
Comstock Resources, Inc.(a)	5,450	102,351
CONSOL Energy, Inc.	1,946	122,637
Crescent Energy Co., Class A	1,889	26,030
CVR Energy, Inc.	1,795	70,113
Delek U.S. Holdings, Inc.	4,319	128,102

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Denbury, Inc.(a)	2,944	$269,111
Dorian LPG Ltd.	1,904	34,405
DT Midstream, Inc.	5,745	342,977
Earthstone Energy, Inc., Class A(a)(b)	2,224	35,940
Enviva, Inc.	1,826	109,268
Equitrans Midstream Corp.	25,713	216,503
Excelerate Energy, Inc., Class A	1,041	28,752
Gevo, Inc.(a)(b)	14,503	32,632
Gran Tierra Energy, Inc.(a)	22,066	29,789
Green Plains, Inc.(a)	1,656	47,842
Gulfport Energy Corp.(a)(b)	688	61,583
HF Sinclair Corp.	8,640	528,509
International Seaways, Inc.	2,415	102,420
Kosmos Energy Ltd.(a)	27,111	175,950
Laredo Petroleum, Inc.(a)	1,005	64,973
Magnolia Oil & Gas Corp., Class A	9,969	256,004
Matador Resources Co.	6,639	441,162
Murphy Oil Corp.	8,642	419,223
NextDecade Corp.(a)	2,528	17,696
Northern Oil and Gas, Inc.	4,090	139,633
Par Pacific Holdings, Inc.(a)	3,492	79,897
PBF Energy, Inc., Class A(a)	6,357	281,297
PDC Energy, Inc.	5,722	412,785
Peabody Energy Corp.(a)(b)	6,936	165,770
Permian Resources Corp.(a)	12,118	118,393
Range Resources Corp.	14,710	418,941
Ranger Oil Corp., Class A	1,171	47,894
REX American Resources Corp.(a)	1,112	33,349
Riley Exploration Permian, Inc.	276	8,023
Ring Energy, Inc.(a)(b)	4,732	15,095
SandRidge Energy, Inc.(a)	1,942	36,684
SilverBow Resources, Inc.(a)(b)	792	28,092
SM Energy Co.	7,276	327,275
Talos Energy, Inc.(a)	3,931	83,652
Tellurian, Inc.(a)	30,780	83,106
Uranium Energy Corp.(a)(b)	20,149	84,827
VAALCO Energy, Inc.	6,209	31,976
Vertex Energy, Inc.(a)(b)	3,608	30,776
W&T Offshore, Inc.(a)	5,672	43,051
World Fuel Services Corp.	3,733	95,154

		8,092,133

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	977	43,457
Glatfelter Corp.	2,750	7,783
Louisiana-Pacific Corp.	4,375	247,844
Mercer International, Inc.	2,401	32,221
Resolute Forest Products, Inc.(a)	2,719	56,582
Sylvamo Corp.	1,948	93,835

		481,722

Personal Products — 0.6%
Beauty Health Co.(a)(b)	6,209	70,969
BellRing Brands, Inc.(a)	8,026	194,390
Coty, Inc., Class A(a)	21,468	144,050
Edgewell Personal Care Co.	3,060	119,921
elf Beauty, Inc.(a)	2,936	127,011
Herbalife Nutrition Ltd.(a)(b)	5,792	123,138
Honest Co., Inc.(a)	3,334	11,036
Inter Parfums, Inc.	1,054	85,248
Medifast, Inc.	649	75,927
Nu Skin Enterprises, Inc., Class A	3,013	115,066

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Products (continued)
USANA Health Sciences, Inc.(a)	658	$34,552
Veru, Inc.(a)(b)	3,077	37,662

		1,138,970

Pharmaceuticals — 1.3%
Aclaris Therapeutics, Inc.(a)	3,037	47,408
Amneal Pharmaceuticals, Inc.(a)(b)	5,691	12,520
Amphastar Pharmaceuticals, Inc.(a)	2,293	70,854
Amylyx Pharmaceuticals, Inc.(a)(b)	2,309	82,362
ANI Pharmaceuticals, Inc.(a)	715	27,592
Arvinas, Inc.(a)(b)	2,884	143,364
Atea Pharmaceuticals, Inc.(a)	4,432	26,592
Athira Pharma, Inc.(a)	1,911	6,325
Axsome Therapeutics, Inc.(a)(b)	1,910	86,236
Cara Therapeutics, Inc.(a)	2,639	24,807
Cassava Sciences, Inc.(a)(b)	2,236	81,480
CinCor Pharma, Inc.(a)	1,125	37,845
Collegium Pharmaceutical, Inc.(a)(b)	1,984	35,593
Corcept Therapeutics, Inc.(a)(b)	5,672	162,219
DICE Therapeutics, Inc.(a)	1,948	69,173
Edgewise Therapeutics, Inc.(a)	1,565	14,883
Evolus, Inc.(a)(b)	2,246	19,226
EyePoint Pharmaceuticals, Inc.(a)	1,469	7,933
Fulcrum Therapeutics, Inc.(a)(b)	2,005	11,148
Harmony Biosciences Holdings, Inc.(a)(b)	1,777	92,404
Innoviva, Inc.(a)	3,696	50,118
Intra-Cellular Therapies, Inc.(a)	5,201	237,530
Ligand Pharmaceuticals, Inc.(a)	948	83,092
Nektar Therapeutics(a)	11,336	42,623
NGM Biopharmaceuticals, Inc.(a)	2,166	11,566
Pacira BioSciences, Inc.(a)	2,707	140,114
Perrigo Co. PLC	7,964	320,790
Phathom Pharmaceuticals, Inc.(a)	1,230	13,038
Phibro Animal Health Corp., Class A	1,184	17,393
Prestige Consumer Healthcare, Inc.(a)	2,962	161,370
Reata Pharmaceuticals, Inc., Class A(a)	1,677	53,999
Relmada Therapeutics, Inc.(a)	1,502	9,598
Revance Therapeutics, Inc.(a)	4,826	107,668
SIGA Technologies, Inc.	2,343	21,532
Supernus Pharmaceuticals, Inc.(a)	3,194	109,458
Theravance Biopharma, Inc.(a)	3,369	33,589
Tilray Brands, Inc.(a)(b)	34,652	141,034
Tricida, Inc.(a)(b)	1,619	538
Ventyx Biosciences, Inc.(a)	1,279	41,401

		2,656,415

Professional Services — 2.0%
Alight, Inc., Class A(a)(b)	16,100	133,469
ASGN, Inc.(a)	2,972	251,966
Atlas Technical Consultants, Inc.(a)(b)	1,815	13,758
Barrett Business Services, Inc.	437	38,115
CACI International, Inc., Class A(a)	1,392	423,210
CBIZ, Inc.(a)	3,035	150,657
CRA International, Inc.	422	43,356
Exponent, Inc.	3,027	288,352
First Advantage Corp.(a)	3,522	49,484
Forrester Research, Inc.(a)	658	27,847
Franklin Covey Co.(a)	715	36,179
FTI Consulting, Inc.(a)(b)	2,043	317,952
Heidrick & Struggles International, Inc.	1,148	32,328
HireRight Holdings Corp.(a)	1,125	15,142
Huron Consulting Group, Inc.(a)	1,231	90,639
ICF International, Inc.	1,012	121,066
Insperity, Inc.	2,120	250,202

Security	Shares	Value

Professional Services (continued)
KBR, Inc.	8,224	$409,308
Kelly Services, Inc., Class A, NVS	2,052	33,530
Kforce, Inc.	1,170	74,026
Korn Ferry	3,226	179,333
Legalzoom.com, Inc.(a)	5,699	52,716
ManpowerGroup, Inc.	3,070	240,504
Planet Labs PBC(a)(b)	11,228	58,947
Resources Connection, Inc.	1,913	34,951
Science Applications International Corp.	3,295	356,980
Sterling Check Corp.(a)	1,338	26,131
TriNet Group, Inc.(a)(b)	2,185	141,981
TrueBlue, Inc.(a)	1,902	37,393
Upwork, Inc.(a)	7,131	95,912

		4,025,434

Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.(a)	6,758	50,212
Cushman & Wakefield PLC(a)	9,638	111,319
DigitalBridge Group, Inc.	8,826	112,973
Doma Holdings, Inc.(a)	7,092	3,848
Douglas Elliman, Inc.	3,989	18,429
eXp World Holdings, Inc.	4,285	56,605
Forestar Group, Inc.(a)	1,112	12,877
Howard Hughes Corp.(a)	2,137	131,105
Kennedy-Wilson Holdings, Inc.	7,008	116,403
Marcus & Millichap, Inc.	1,515	55,812
Newmark Group, Inc., Class A	7,630	62,490
Offerpad Solutions, Inc.(a)(b)	4,353	4,242
Opendoor Technologies, Inc.(a)	29,537	76,501
RE/MAX Holdings, Inc., Class A	1,109	21,581
Redfin Corp.(a)	6,504	31,284
RMR Group, Inc., Class A	848	23,210
Seritage Growth Properties, Class A(a)	2,117	22,715
St. Joe Co.	2,047	72,730
WeWork, Inc., Class A(a)(b)	13,752	35,343

		1,019,679

Road & Rail — 0.9%
ArcBest Corp.	1,473	117,000
Bird Global, Inc., Class A(a)(b)	8,121	3,526
Daseke, Inc.(a)(b)	3,654	21,778
Heartland Express, Inc.	2,782	41,396
Landstar System, Inc.	2,162	337,748
Marten Transport Ltd.	3,429	64,362
PAM Transportation Services, Inc.(a)	407	11,335
Ryder System, Inc.	3,035	244,348
Saia, Inc.(a)(b)	1,568	311,812
Schneider National, Inc., Class B	2,169	48,239
TuSimple Holdings, Inc., Class A(a)(b)	8,031	27,546
Werner Enterprises, Inc.	3,508	137,514
XPO Logistics, Inc.(a)	6,804	352,039

		1,718,643

Semiconductors & Semiconductor Equipment — 2.0%
ACM Research, Inc., Class A(a)	2,423	15,507
Allegro MicroSystems, Inc.(a)	3,867	98,260
Alpha & Omega Semiconductor Ltd.(a)	1,338	43,820
Ambarella, Inc.(a)	2,167	118,600
Amkor Technology, Inc.	6,001	124,761
Axcelis Technologies, Inc.(a)	1,950	113,100
CEVA, Inc.(a)	1,367	37,811
Cirrus Logic, Inc.(a)	3,321	222,906
Cohu, Inc.(a)	2,883	94,908
Credo Technology Group Holding Ltd.(a)(b)	5,305	72,891

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Diodes, Inc.(a)	2,702	$193,652
FormFactor, Inc.(a)	4,543	91,814
Ichor Holdings Ltd.(a)	1,690	42,994
Impinj, Inc.(a)(b)	1,256	143,975
indie Semiconductor, Inc., Class A(a)	3,882	30,357
Kulicke & Soffa Industries, Inc.	3,464	145,280
MACOM Technology Solutions Holdings, Inc.(a)	3,040	175,925
Magnachip Semiconductor Corp.(a)	2,541	25,283
MaxLinear, Inc.(a)	4,298	132,722
MKS Instruments, Inc.	3,384	277,996
Navitas Semiconductor Corp.(a)(b)	4,632	19,501
Onto Innovation, Inc.(a)	2,951	197,245
PDF Solutions, Inc.(a)	1,750	41,265
Photronics, Inc.(a)	3,644	59,106
Power Integrations, Inc.(b)	3,393	226,347
Rambus, Inc.(a)	6,529	196,915
Rigetti Computing, Inc.(a)(b)	4,200	8,820
Rockley Photonics Holdings Ltd.(a)	3,784	1,930
Semtech Corp.(a)	3,739	103,533
Silicon Laboratories, Inc.(a)(b)	2,028	233,058
SiTime Corp.(a)	950	85,320
SMART Global Holdings, Inc.(a)	2,987	40,414
Synaptics, Inc.(a)	2,354	208,564
Ultra Clean Holdings, Inc.(a)(b)	2,677	83,281
Universal Display Corp.	2,575	245,191
Veeco Instruments, Inc.(a)	3,056	55,711

		4,008,763

Software — 5.2%
8x8, Inc.(a)	6,902	29,196
A10 Networks, Inc.	3,950	66,360
ACI Worldwide, Inc.(a)	6,779	164,933
Adeia, Inc.	6,139	68,634
Agilysys, Inc.(a)	1,165	74,758
Alarm.com Holdings, Inc.(a)	2,959	174,108
Altair Engineering, Inc., Class A(a)	3,112	152,644
Alteryx, Inc., Class A(a)(b)	3,613	176,062
American Software, Inc., Class A	2,187	37,463
Amplitude, Inc., Class A(a)(b)	3,043	51,122
Appfolio, Inc., Class A(a)(b)	1,100	137,907
Appian Corp., Class A(a)(b)	2,448	119,511
Arteris, Inc.(a)	931	5,158
Asana, Inc., Class A(a)(b)	4,442	91,505
Avaya Holdings Corp.(a)	5,060	7,995
AvePoint, Inc.(a)(b)	5,305	23,183
Blackbaud, Inc.(a)	2,630	143,861
Blackline, Inc.(a)(b)	3,223	180,488
Blend Labs, Inc., Class A(a)(b)	9,532	23,925
Box, Inc., Class A(a)	8,566	248,842
Braze, Inc., Class A(a)(b)	1,789	52,972
BTRS Holdings, Inc., Class A(a)	5,111	48,248
C3.ai, Inc., Class A(a)(b)	4,863	63,754
CCC Intelligent Solutions Holdings, Inc.(a)	6,309	58,863
Cerence, Inc.(a)	2,326	40,007
ChannelAdvisor Corp.(a)	1,691	38,961
Cipher Mining, Inc.(a)(b)	2,554	2,580
Clear Secure, Inc., Class A(a)(b)	4,208	113,700
Clearwater Analytics Holdings, Inc., Class A(a)(b)	3,008	49,000
CommVault Systems, Inc.(a)	2,662	162,089
Confluent, Inc., Class A(a)(b)	8,382	225,308
Consensus Cloud Solutions, Inc.(a)	1,050	58,947
Couchbase, Inc.(a)	1,441	18,445
Coupa Software, Inc.(a)	4,479	238,417

Security	Shares	Value

Software (continued)
CS Disco, Inc.(a)(b)	1,010	$10,827
Cvent Holding Corp.(a)	3,876	22,675
Dave, Inc.(a)	9,748	3,064
Digimarc Corp.(a)(b)	822	13,432
Digital Turbine, Inc.(a)	5,310	77,526
Dolby Laboratories, Inc., Class A	3,645	243,632
Domo, Inc., Class B(a)	1,809	31,965
DoubleVerify Holdings, Inc.(a)(b)	3,824	111,776
Dropbox, Inc., Class A(a)	16,328	355,134
Duck Creek Technologies, Inc.(a)	4,456	53,205
E2open Parent Holdings, Inc.(a)	10,183	59,367
Ebix, Inc.	1,374	27,192
Embark Technology, Inc.(a)(b)	824	4,977
Enfusion, Inc., Class A(a)	773	10,953
Envestnet, Inc.(a)	2,878	141,914
Everbridge, Inc.(a)	2,338	73,250
EverCommerce, Inc.(a)	1,710	14,894
Expensify, Inc., Class A(a)(b)	2,606	34,113
Freshworks, Inc., Class A(a)(b)	8,686	118,043
Gitlab, Inc., Class A(a)(b)	3,193	154,733
HashiCorp, Inc., Class A(a)	2,322	71,355
Informatica, Inc., Class A(a)(b)	2,229	43,153
Intapp, Inc.(a)	882	19,810
InterDigital, Inc.	1,754	87,472
Jamf Holding Corp.(a)(b)	2,639	62,465
JFrog Ltd.(a)(b)	3,513	89,230
KnowBe4, Inc., Class A(a)	4,762	117,050
Latch, Inc.(a)	5,967	7,996
LivePerson, Inc.(a)	3,956	41,815
LiveRamp Holdings, Inc.(a)	3,956	72,632
Marathon Digital Holdings, Inc.(a)(b)	6,576	86,211
Matterport, Inc.(a)(b)	13,211	46,106
MeridianLink, Inc.(a)	1,163	20,934
MicroStrategy, Inc., Class A(a)(b)	551	147,398
Mitek Systems, Inc.(a)	2,582	29,202
Model N, Inc.(a)	1,956	74,328
Momentive Global, Inc.(a)	7,472	57,983
N-able, Inc.(a)(b)	3,942	42,692
nCino, Inc.(a)(b)	4,523	142,384
NCR Corp.(a)	8,089	171,972
New Relic, Inc.(a)	3,398	201,298
NextNav, Inc.(a)(b)	1,097	3,763
Nutanix, Inc., Class A(a)	13,276	363,762
Olo, Inc., Class A(a)(b)	6,020	53,036
ON24, Inc.(a)	2,508	20,415
OneSpan, Inc.(a)	2,196	24,134
PagerDuty, Inc.(a)(b)	4,779	119,188
Paycor HCM, Inc.(a)(b)	2,779	84,676
Pegasystems, Inc.	2,452	91,239
PowerSchool Holdings, Inc., Class A(a)	1,869	37,380
Progress Software Corp.	2,579	131,606
PROS Holdings, Inc.(a)	2,422	60,429
Q2 Holdings, Inc.(a)	3,436	106,653
Qualtrics International, Inc., Class A(a)	6,289	75,279
Qualys, Inc.(a)	2,074	295,670
Rapid7, Inc.(a)(b)	3,460	156,634
Rimini Street, Inc.(a)	2,903	16,286
Riot Blockchain, Inc.(a)(b)	7,966	54,886
Samsara, Inc., Class A(a)(b)	4,803	59,125
SentinelOne, Inc., Class A(a)(b)	11,817	269,900
Smartsheet, Inc., Class A(a)	7,670	267,836
SolarWinds Corp.(a)	2,711	25,294

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Sprinklr, Inc., Class A(a)	3,475	$32,144
Sprout Social, Inc., Class A(a)	2,774	167,355
SPS Commerce, Inc.(a)	2,141	270,879
Sumo Logic, Inc.(a)	6,196	47,771
Telos Corp.(a)	3,260	34,556
Tenable Holdings, Inc.(a)	6,627	269,321
Teradata Corp.(a)	6,099	192,667
Terawulf, Inc.(a)	1,310	1,493
Upland Software, Inc.(a)(b)	1,741	13,998
Varonis Systems, Inc.(a)	6,543	175,156
Verint Systems, Inc.(a)	3,811	135,024
Veritone, Inc.(a)(b)	1,915	14,190
Vertex, Inc., Class A(a)(b)	2,044	36,833
WM Technology, Inc.(a)(b)	4,922	10,090
Workiva, Inc.(a)	2,707	210,632
Yext, Inc.(a)	6,270	33,356
Zeta Global Holdings Corp., Class A(a)	7,255	60,507
Zuora, Inc., Class A(a)	7,286	56,029

		10,424,296

Specialty Retail — 2.1%
Aaron’s Co., Inc.	1,833	19,100
Abercrombie & Fitch Co., Class A(a)(b)	2,967	52,160
Academy Sports & Outdoors, Inc.(b)	5,045	222,131
American Eagle Outfitters, Inc.	9,418	106,988
America’s Car-Mart, Inc.(a)	350	23,926
Arhaus, Inc.(a)(b)	1,231	10,254
Arko Corp.	4,306	44,136
Asbury Automotive Group, Inc.(a)	1,313	207,126
Bed Bath & Beyond, Inc.(a)(b)	4,114	18,801
Boot Barn Holdings, Inc.(a)	1,779	101,047
Buckle, Inc.	1,747	68,709
Caleres, Inc.	2,169	59,279
Camping World Holdings, Inc., Class A(b)	2,328	64,788
Carvana Co.(a)(b)	5,974	80,828
Chico’s FAS, Inc.(a)(b)	7,574	44,535
Children’s Place, Inc.(a)	807	32,667
Conn’s, Inc.(a)	875	7,184
Container Store Group, Inc.(a)	2,102	11,414
Designer Brands, Inc., Class A	3,341	50,883
Dick’s Sporting Goods, Inc.(b)	3,381	384,623
EVgo, Inc.(a)(b)	4,194	31,078
Foot Locker, Inc.	4,774	151,336
Gap, Inc.	12,617	142,194
Genesco, Inc.(a)(b)	765	35,986
Group 1 Automotive, Inc.	941	162,793
Guess?, Inc.	1,996	33,892
Haverty Furniture Cos., Inc.	836	22,221
Hibbett, Inc.	758	47,314
JOANN, Inc.	771	4,079
Leslie’s, Inc.(a)	8,777	123,229
LL Flooring Holdings, Inc.(a)	1,809	15,051
MarineMax, Inc.(a)	1,270	41,034
Monro, Inc.	1,902	90,820
Murphy U.S.A., Inc.	1,277	401,629
National Vision Holdings, Inc.(a)(b)	4,688	173,643
ODP Corp.(a)	2,563	101,418
OneWater Marine, Inc., Class A(a)	634	20,922
Petco Health & Wellness Co., Inc.(a)	4,659	49,059
Rent-A-Center, Inc.	3,133	65,323
Sally Beauty Holdings, Inc.(a)	6,289	79,933
Shoe Carnival, Inc.	1,010	24,220
Signet Jewelers Ltd.	2,770	180,715

Security	Shares	Value

Specialty Retail (continued)
Sleep Number Corp.(a)(b)	1,317	$36,534
Sonic Automotive, Inc., Class A	1,089	50,911
Sportsman’s Warehouse Holdings, Inc.(a)	2,548	22,881
Torrid Holdings, Inc.(a)	606	2,988
TravelCenters of America, Inc.(a)	747	47,494
Urban Outfitters, Inc.(a)	3,610	86,135
Victoria’s Secret & Co.(a)	4,933	185,481
Warby Parker, Inc., Class A(a)	3,658	58,711
Winmark Corp.	163	41,017
Zumiez, Inc.(a)	960	21,533

		4,162,153

Technology Hardware, Storage & Peripherals — 0.2%
Avid Technology, Inc.(a)	2,009	55,227
Corsair Gaming, Inc.(a)	2,338	32,264
Eastman Kodak Co.(a)(b)	4,391	23,492
IonQ, Inc.(a)(b)	8,875	52,274
Super Micro Computer, Inc.(a)	2,692	187,336
Xerox Holdings Corp.	6,701	98,036

		448,629

Textiles, Apparel & Luxury Goods — 1.1%
Allbirds, Inc., Class A(a)	5,484	18,865
Carter’s, Inc.	2,316	157,187
Columbia Sportswear Co.	2,089	155,630
Crocs, Inc.(a)	3,644	257,813
Fossil Group, Inc.(a)	2,931	12,457
G-III Apparel Group Ltd.(a)	2,555	49,822
Hanesbrands, Inc.	20,722	141,324
Kontoor Brands, Inc.	2,946	105,172
Levi Strauss & Co., Class A	5,833	87,262
Movado Group, Inc.	954	31,549
Oxford Industries, Inc.	888	90,336
PLBY Group, Inc.(a)(b)	1,959	7,092
PVH Corp.	3,980	204,254
Ralph Lauren Corp.	2,542	235,618
Skechers U.S.A., Inc., Class A(a)	7,972	274,476
Steven Madden Ltd.	4,438	132,563
Under Armour, Inc., Class A(a)	11,276	84,006
Under Armour, Inc., Class C, NVS(a)	11,805	77,441
Wolverine World Wide, Inc.	4,648	79,620

		2,202,487

Thrifts & Mortgage Finance — 1.2%
Axos Financial, Inc.(a)	3,153	122,841
Capitol Federal Financial, Inc.	7,999	65,432
Columbia Financial, Inc.(a)(b)	2,033	41,758
Essent Group Ltd.	6,413	253,827
Federal Agricultural Mortgage Corp., Class C, NVS	560	64,512
Hingham Institution For Savings	97	23,983
Kearny Financial Corp.	4,752	48,185
Merchants Bancorp	1,552	37,171
MGIC Investment Corp.	18,057	246,478
Mr Cooper Group, Inc.(a)	4,252	167,912
New York Community Bancorp, Inc.	27,607	257,021
NMI Holdings, Inc., Class A(a)	5,071	111,207
Northfield Bancorp, Inc.	2,868	46,003
PennyMac Financial Services, Inc.	1,876	100,028
Provident Financial Services, Inc.	4,581	102,706
Radian Group, Inc.	9,636	201,103
Rocket Cos., Inc., Class A(b)	6,807	46,968
Southern Missouri Bancorp, Inc.	497	25,471
TFS Financial Corp.	3,085	43,344
TrustCo Bank Corp.	786	29,334

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
UWM Holdings Corp.(b)	5,344	$17,528
Walker & Dunlop, Inc.	1,819	163,637
Waterstone Financial, Inc.	1,455	24,706
WSFS Financial Corp.	3,344	155,697

		2,396,852

Tobacco — 0.1%
Turning Point Brands, Inc.	907	21,369
Universal Corp.	1,464	74,093
Vector Group Ltd.	7,772	82,539

		178,001

Trading Companies & Distributors — 1.8%
Air Lease Corp., Class A	6,124	216,116
Applied Industrial Technologies, Inc.	2,277	283,213
Beacon Roofing Supply, Inc.(a)	3,013	169,782
BlueLinx Holdings, Inc.(a)	541	38,119
Boise Cascade Co.	2,324	155,173
Core & Main, Inc., Class A(a)(b)	4,301	101,417
Custom Truck One Source, Inc.(a)	3,587	24,858
DXP Enterprises, Inc.(a)	928	26,550
GATX Corp.(b)	2,090	218,844
Global Industrial Co.	984	31,232
GMS, Inc.(a)	2,519	118,897
H&E Equipment Services, Inc.	1,989	75,105
Herc Holdings, Inc.	1,506	177,121
McGrath RentCorp.	1,453	136,655
MRC Global, Inc.(a)	4,900	49,147
MSC Industrial Direct Co., Inc., Class A	2,803	232,593
NOW, Inc.(a)	6,612	84,171
Rush Enterprises, Inc., Class A	2,551	127,269
SiteOne Landscape Supply, Inc.(a)	2,668	309,141
Titan Machinery, Inc.(a)(b)	1,203	41,359
Transcat, Inc.(a)	414	34,263
Triton International Ltd.	3,675	223,036
Univar Solutions, Inc.(a)	9,858	251,182
Veritiv Corp.(a)	824	95,798
WESCO International, Inc.(a)	2,645	364,402

		3,585,443

Security	Shares	Value

Water Utilities — 0.3%
American States Water Co.	2,192	$198,288
California Water Service Group	3,223	200,019
Middlesex Water Co.	1,050	93,944
SJW Group	1,578	111,533
York Water Co.	866	37,723

		641,507

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	3,859	54,875
Shenandoah Telecommunications Co.	2,967	67,232
Telephone and Data Systems, Inc.	5,975	101,575
United States Cellular Corp.(a)	839	26,152

		249,834

Total Long-Term Investments — 99.8% (Cost: $227,365,850)		200,241,876

Short-Term Securities

Money Market Funds — 11.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(d)(e)(f)	23,611,450	23,606,728
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(d)(e)	251,290	251,290

Total Short-Term Securities — 11.9% (Cost: $23,857,963)		23,858,018

Total Investments — 111.7% (Cost: $251,223,813)		224,099,894

Liabilities in Excess of Other Assets — (11.7)%		(23,486,011)

Net Assets — 100.0%		$200,613,883

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$22,100,871	$1,510,509	(a)	$—	$(4,475)	$(177)	$23,606,728	23,611,450	$195,920	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	1,290	(a)	—	—	—	251,290	251,290	3,259		—

					$(4,475)	$(177)	$23,858,018		$199,179		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russel 2000 E-Mini Index	1	12/16/22	$93	$4,593
S&P Mid 400 E-Mini Index	1	12/16/22	244	16,850

				$21,443

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$21,443	$—	$—	$—	$21,443

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(45,835)	$—	$—	$—	$(45,835)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$33,462	$—	$—	$—	$33,462

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$466,878

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Small-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$200,241,876	$—	$—	$200,241,876
Short-Term Securities
Money Market Funds	23,858,018	—	—	23,858,018

	$224,099,894	$—	$—	$224,099,894

Derivative Financial Instruments(a)
Assets
Equity Contracts	$21,443	$—	$—	$21,443

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) October 31, 2022	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.7%
Axon Enterprise, Inc.(a)(b)	1,387	$201,725
Boeing Co.(a)	11,407	1,625,612
General Dynamics Corp.	4,617	1,153,327
HEICO Corp.	817	132,877
HEICO Corp., Class A	1,423	181,148
Howmet Aerospace, Inc.	7,525	267,514
Huntington Ingalls Industries, Inc.	833	214,139
L3Harris Technologies, Inc.	3,933	969,366
Lockheed Martin Corp.	4,822	2,346,771
Northrop Grumman Corp.	2,972	1,631,658
Raytheon Technologies Corp.	30,252	2,868,495
Textron, Inc.	4,318	295,524
TransDigm Group, Inc.	1,056	608,002

		12,496,158

Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	2,546	248,795
Expeditors International of Washington, Inc.	3,333	326,134
FedEx Corp.	4,910	786,975
GXO Logistics, Inc.(a)(b)	2,436	89,012
United Parcel Service, Inc., Class B	14,999	2,516,382

		3,967,298

Airlines — 0.2%
American Airlines Group, Inc.(a)(b)	13,538	191,969
Delta Air Lines, Inc.(a)	13,186	447,401
Southwest Airlines Co.(a)	12,163	442,125
United Airlines Holdings, Inc.(a)	6,703	288,765

		1,370,260

Auto Components — 0.1%
Aptiv PLC(a)	5,560	506,349
BorgWarner, Inc.	4,925	184,835
Gentex Corp.	4,729	125,271
Lear Corp.	1,216	168,672

		985,127

Automobiles — 2.1%
Ford Motor Co.	81,017	1,083,197
General Motors Co.	29,940	1,175,145
Lucid Group, Inc.(a)(b)	12,020	171,766
Rivian Automotive, Inc., Class A(a)	11,194	391,454
Tesla, Inc.(a)	54,551	12,412,535

		15,234,097

Banks — 3.8%
Bank of America Corp.	143,179	5,160,171
Citigroup, Inc.	39,574	1,814,864
Citizens Financial Group, Inc.	10,187	416,648
Comerica, Inc.	2,716	191,478
Commerce Bancshares, Inc.(b)	2,280	161,515
Cullen/Frost Bankers, Inc.	1,316	204,046
East West Bancorp, Inc.	2,862	204,833
Fifth Third Bancorp	13,990	499,303
First Citizens BancShares, Inc., Class A	272	223,617
First Horizon Corp.	11,106	272,208
First Republic Bank	3,751	450,495
Huntington Bancshares, Inc.	29,709	450,983
JPMorgan Chase & Co.	60,063	7,560,730
KeyCorp	19,180	342,747
M&T Bank Corp.	3,608	607,479
PNC Financial Services Group, Inc.	8,377	1,355,650
Regions Financial Corp.	19,026	417,621
Signature Bank	1,268	201,016

Security	Shares	Value

Banks (continued)
SVB Financial Group(a)	1,204	$278,076
Truist Financial Corp.	27,106	1,214,078
U.S. Bancorp	27,731	1,177,181
Webster Financial Corp.	3,636	197,289
Wells Fargo & Co.	77,687	3,572,825
Western Alliance Bancorp	2,186	146,834
Zions Bancorp N.A	3,041	157,949

		27,279,636

Beverages — 1.8%
Brown-Forman Corp., Class A	1,156	79,498
Brown-Forman Corp., Class B, NVS	3,775	256,700
Coca-Cola Co.	79,717	4,771,062
Constellation Brands, Inc., Class A	3,273	808,693
Keurig Dr Pepper, Inc.	17,445	677,564
Molson Coors Beverage Co., Class B	3,879	195,618
Monster Beverage Corp.(a)(b)	7,900	740,388
PepsiCo, Inc.	28,266	5,132,540

		12,662,063

Biotechnology — 2.5%
AbbVie, Inc.	36,213	5,301,583
Alnylam Pharmaceuticals, Inc.(a)	2,453	508,409
Amgen, Inc.	10,960	2,963,036
Biogen, Inc.(a)	2,961	839,266
BioMarin Pharmaceutical, Inc.(a)	3,813	330,320
Exact Sciences Corp.(a)	3,649	126,912
Gilead Sciences, Inc.	25,687	2,015,402
Horizon Therapeutics PLC(a)	4,691	292,343
Incyte Corp.(a)	3,741	278,106
Moderna, Inc.(a)	6,902	1,037,578
Neurocrine Biosciences, Inc.(a)	1,935	222,757
Regeneron Pharmaceuticals, Inc.(a)	2,191	1,640,511
Seagen, Inc.(a)	2,805	356,684
United Therapeutics Corp.(a)	948	218,543
Vertex Pharmaceuticals, Inc.(a)	5,246	1,636,752

		17,768,202

Building Products — 0.6%
A O Smith Corp.	2,566	140,565
Advanced Drainage Systems, Inc.	1,317	152,614
Allegion PLC	1,794	187,957
Builders FirstSource, Inc.(a)	3,204	197,559
Carlisle Cos., Inc.	1,049	250,501
Carrier Global Corp.	17,146	681,725
Fortune Brands Home & Security, Inc.	2,629	158,581
Johnson Controls International PLC	14,147	818,263
Lennox International, Inc.	674	157,426
Masco Corp.	4,632	214,323
Owens Corning	2,014	172,419
Trane Technologies PLC	4,732	755,369
Trex Co., Inc.(a)	2,296	110,415

		3,997,717

Capital Markets — 3.2%
Ameriprise Financial, Inc.	2,222	686,865
Ares Management Corp., Class A	3,177	240,912
Bank of New York Mellon Corp.	14,985	631,018
BlackRock, Inc.(c)	3,083	1,991,340
Blackstone, Inc., NVS	14,350	1,307,859
Carlyle Group, Inc.	4,455	125,987
Charles Schwab Corp.	31,302	2,493,830
CME Group, Inc., Class A	7,372	1,277,568
Coinbase Global, Inc., Class A(a)(b)	3,232	214,120
FactSet Research Systems, Inc.	777	330,606

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Franklin Resources, Inc.	5,904	$138,449
Goldman Sachs Group, Inc.	6,998	2,410,881
Intercontinental Exchange, Inc.	11,459	1,095,137
Invesco Ltd.	9,338	143,058
Jefferies Financial Group, Inc.	3,812	131,171
KKR & Co., Inc.	11,829	575,244
LPL Financial Holdings, Inc.	1,621	414,409
MarketAxess Holdings, Inc.	781	190,595
Moody’s Corp.	3,242	858,709
Morgan Stanley	27,455	2,255,977
Morningstar, Inc.(b)	514	119,340
MSCI, Inc., Class A	1,645	771,275
Nasdaq, Inc.	6,959	433,128
Northern Trust Corp.	4,282	361,187
Raymond James Financial, Inc.	4,007	473,387
S&P Global, Inc.	6,984	2,243,610
SEI Investments Co.	2,169	117,777
State Street Corp.	7,507	555,518
T Rowe Price Group, Inc.	4,647	493,325
Tradeweb Markets, Inc., Class A	2,226	122,608

		23,204,890

Chemicals — 1.7%
Air Products and Chemicals, Inc.	4,550	1,139,320
Albemarle Corp.	2,389	668,610
Celanese Corp.	2,044	196,469
CF Industries Holdings, Inc.	4,093	434,922
Corteva, Inc.	14,686	959,583
Dow, Inc.	14,745	689,181
DuPont de Nemours, Inc.	10,201	583,497
Eastman Chemical Co.	2,524	193,869
Ecolab, Inc.	5,077	797,445
FMC Corp.	2,604	309,616
International Flavors & Fragrances, Inc.	5,199	507,475
Linde PLC	10,208	3,035,349
LyondellBasell Industries NV, Class A	5,227	399,604
Mosaic Co.	7,091	381,141
Olin Corp.	2,734	144,765
PPG Industries, Inc.	4,791	547,036
RPM International, Inc.	2,663	251,840
Sherwin-Williams Co.	4,842	1,089,595
Westlake Corp.	694	67,075

		12,396,392

Commercial Services & Supplies — 0.5%
Cintas Corp.	1,756	750,778
Copart, Inc.(a)(b)	4,398	505,858
Republic Services, Inc.	4,194	556,208
Rollins, Inc.	4,750	199,880
Tetra Tech, Inc.	1,090	153,995
Waste Management, Inc.	7,682	1,216,599

		3,383,318

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	5,060	611,552
Ciena Corp.(a)	3,008	144,083
Cisco Systems, Inc.	84,813	3,853,055
F5, Inc.(a)	1,216	173,778
Juniper Networks, Inc.	6,672	204,163
Motorola Solutions, Inc.	3,428	856,006

		5,842,637

Construction & Engineering — 0.1%
AECOM	2,909	218,990

Security	Shares	Value

Construction & Engineering (continued)
Quanta Services, Inc.	2,929	$416,035
WillScot Mobile Mini Holdings Corp.(a)	4,368	185,771

		820,796

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1,275	428,375
Vulcan Materials Co.	2,723	445,755

		874,130

Consumer Finance — 0.5%
Ally Financial, Inc.	6,338	174,675
American Express Co.	12,258	1,819,700
Capital One Financial Corp.	7,883	835,755
Credit Acceptance Corp.(a)(b)	127	59,134
Discover Financial Services	5,608	585,812
Synchrony Financial	9,891	351,724

		3,826,800

Containers & Packaging — 0.3%
Amcor PLC	30,470	352,843
AptarGroup, Inc.	1,337	132,564
Avery Dennison Corp.	1,645	278,910
Ball Corp.	6,415	316,837
Berry Global Group, Inc.(a)(b)	2,566	121,423
Crown Holdings, Inc.	2,477	169,897
International Paper Co.	7,353	247,134
Packaging Corp. of America	1,942	233,448
Sealed Air Corp.	2,912	138,669
Westrock Co.	5,262	179,224

		2,170,949

Distributors — 0.2%
Genuine Parts Co.	2,906	516,861
LKQ Corp.	5,303	295,059
Pool Corp.	807	245,514

		1,057,434

Diversified Consumer Services — 0.0%
Bright Horizons Family Solutions, Inc.(a)	1,234	80,605
Service Corp. International	3,237	196,194

		276,799

Diversified Financial Services — 1.6%
Apollo Global Management, Inc.	8,911	493,313
Berkshire Hathaway, Inc., Class B(a)	36,966	10,908,297
Equitable Holdings, Inc.	7,224	221,199
Voya Financial, Inc.	2,023	138,292

		11,761,101

Diversified Telecommunication Services — 0.8%
AT&T Inc.	146,062	2,662,710
Lumen Technologies, Inc.	19,256	141,724
Verizon Communications, Inc.	86,016	3,214,418

		6,018,852

Electric Utilities — 1.8%
Alliant Energy Corp.	5,106	266,380
American Electric Power Co., Inc.	10,554	927,908
Avangrid, Inc.	1,417	57,644
Constellation Energy Corp.	6,703	633,702
Duke Energy Corp.	15,783	1,470,660
Edison International	7,804	468,552
Entergy Corp.	4,151	444,738
Evergy, Inc.	4,672	285,599
Eversource Energy	7,130	543,876
Exelon Corp.	20,382	786,541
FirstEnergy Corp.	11,148	420,391

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
NextEra Energy, Inc.	40,242	$3,118,755
NRG Energy, Inc.	4,838	214,807
OGE Energy Corp.	4,084	149,597
PG&E Corp.(a)(b)	33,063	493,631
Pinnacle West Capital Corp.	2,299	154,516
PPL Corp.	15,133	400,873
Southern Co.	21,769	1,425,434
Xcel Energy, Inc.	11,249	732,422

		12,996,026

Electrical Equipment — 0.6%
AMETEK, Inc.	4,681	606,938
Eaton Corp. PLC	8,139	1,221,420
Emerson Electric Co.	12,113	1,048,986
Generac Holdings, Inc.(a)	1,300	150,683
Hubbell, Inc.	1,087	258,141
Plug Power, Inc.(a)(b)	10,506	167,886
Regal Rexnord Corp.	1,367	172,980
Rockwell Automation, Inc.	2,376	606,593
Sensata Technologies Holding PLC	3,238	130,200

		4,363,827

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	12,204	925,429
Arrow Electronics, Inc.(a)	1,286	130,220
CDW Corp.	2,782	480,757
Cognex Corp.	3,526	163,007
Corning, Inc.	15,506	498,828
Flex Ltd.(a)	9,316	182,407
Jabil, Inc.	2,812	180,671
Keysight Technologies, Inc.(a)	3,676	640,175
TD SYNNEX Corp.	844	77,235
TE Connectivity Ltd.	6,569	802,929
Teledyne Technologies, Inc.(a)	963	383,255
Trimble, Inc.(a)	5,037	303,026
Zebra Technologies Corp., Class A(a)	1,067	302,196

		5,070,135

Energy Equipment & Services — 0.4%
Baker Hughes Co.	20,776	574,664
Halliburton Co.	18,635	678,687
Schlumberger Ltd.	28,998	1,508,766

		2,762,117

Entertainment — 1.4%
Activision Blizzard, Inc.	14,527	1,057,566
AMC Entertainment Holdings, Inc., Class A(a)(b)	10,365	69,031
Electronic Arts, Inc.	5,425	683,333
Liberty Media Corp. - Liberty Formula One, Class A(a) .	527	27,415
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	4,265	246,218
Live Nation Entertainment, Inc.(a)	2,916	232,143
Netflix, Inc.(a)	9,114	2,660,194
Playtika Holding Corp.(a)	2,064	19,505
Roku, Inc.(a)(b)	2,457	136,462
Take-Two Interactive Software, Inc.(a)	3,176	376,292
Walt Disney Co.(a)	37,339	3,978,097
Warner Bros Discovery, Inc.(a)	44,963	584,519

		10,070,775

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities, Inc.(b)	3,031	440,404
American Homes 4 Rent, Class A	6,212	198,411
American Tower Corp.	9,515	1,971,413
Americold Realty Trust, Inc.	5,485	133,011

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Apartment Income REIT Corp.	3,160	$121,439
AvalonBay Communities, Inc.	2,867	502,069
Boston Properties, Inc.	2,937	213,520
Brixmor Property Group, Inc.	6,105	130,097
Camden Property Trust	2,173	251,090
Crown Castle, Inc.	8,873	1,182,416
CubeSmart	4,679	195,910
Digital Realty Trust, Inc.	5,901	591,575
EastGroup Properties, Inc.	898	140,708
Equinix, Inc.	1,867	1,057,543
Equity LifeStyle Properties, Inc.	3,586	229,360
Equity Residential	6,950	437,989
Essex Property Trust, Inc.	1,328	295,135
Extra Space Storage, Inc.	2,758	489,379
Federal Realty Investment Trust	1,516	150,054
Gaming and Leisure Properties, Inc.	5,249	263,080
Healthpeak Properties, Inc.	11,110	263,640
Host Hotels & Resorts, Inc.	14,475	273,288
Invitation Homes, Inc.	11,907	377,333
Iron Mountain, Inc.	5,908	295,813
Kilroy Realty Corp.	2,144	91,635
Kimco Realty Corp.	12,549	268,298
Lamar Advertising Co., Class A	1,756	161,956
Life Storage, Inc.	1,724	190,692
Medical Properties Trust, Inc.	12,384	141,797
Mid-America Apartment Communities, Inc.	2,383	375,203
National Retail Properties, Inc.	3,559	149,585
Prologis, Inc.	18,918	2,095,168
Public Storage	3,244	1,004,829
Realty Income Corp.	12,681	789,646
Regency Centers Corp.	3,091	187,036
Rexford Industrial Realty, Inc.	3,513	194,199
SBA Communications Corp., Class A	2,213	597,289
Simon Property Group, Inc.	6,713	731,583
STORE Capital Corp.	5,442	173,056
Sun Communities, Inc.	2,535	341,845
UDR, Inc.	6,220	247,307
Ventas, Inc.	8,096	316,796
VICI Properties, Inc.	19,637	628,777
Vornado Realty Trust	3,220	75,960
Welltower, Inc.	9,517	580,918
Weyerhaeuser Co.	15,173	469,301
WP Carey, Inc.(b)	4,261	325,114

		20,342,667

Food & Staples Retailing — 1.6%
Albertsons Cos., Inc., Class A	3,278	67,232
BJ’s Wholesale Club Holdings, Inc.(a)	2,753	213,082
Costco Wholesale Corp.	9,073	4,550,109
Kroger Co.	13,375	632,504
Performance Food Group Co.(a)	3,158	164,342
Sysco Corp.	10,394	899,705
U.S. Foods Holding Corp.(a)	4,193	124,784
Walgreens Boots Alliance, Inc.	14,715	537,097
Walmart, Inc.	29,194	4,155,182

		11,344,037

Food Products — 1.2%
Archer-Daniels-Midland Co.	11,456	1,111,003
Bunge Ltd.	3,098	305,773
Campbell Soup Co.	4,172	220,740
Conagra Brands, Inc.	9,916	363,917
Darling Ingredients, Inc.(a)	3,272	256,787
General Mills, Inc.	12,146	990,871

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Hershey Co.	3,019	$720,847
Hormel Foods Corp.	5,943	276,052
JM Smucker Co.	2,188	329,644
Kellogg Co.	5,226	401,461
Kraft Heinz Co.	16,354	629,138
Lamb Weston Holdings, Inc.	2,974	256,418
McCormick & Co., Inc., NVS	5,119	402,558
Mondelez International, Inc., Class A	28,006	1,721,809
Tyson Foods, Inc., Class A	5,954	406,956

		8,393,974

Gas Utilities — 0.1%
Atmos Energy Corp.	2,836	302,176
UGI Corp.	4,279	151,177

		453,353

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	35,868	3,548,780
ABIOMED, Inc.(a)(b)	946	238,468
Align Technology, Inc.(a)	1,486	288,730
Baxter International, Inc.	10,276	558,501
Becton Dickinson and Co.	5,839	1,377,829
Boston Scientific Corp.(a)	29,332	1,264,502
Cooper Cos., Inc.	1,014	277,217
Dentsply Sirona, Inc.	4,372	134,745
Dexcom, Inc.(a)	8,070	974,695
Edwards Lifesciences Corp.(a)	12,655	916,602
Hologic, Inc.(a)	5,110	346,458
IDEXX Laboratories, Inc.(a)	1,714	616,491
Insulet Corp.(a)	1,429	369,839
Intuitive Surgical, Inc.(a)	7,297	1,798,491
Medtronic PLC	27,233	2,378,530
Novocure Ltd.(a)(b)	1,857	131,216
ResMed, Inc.	2,984	667,491
STERIS PLC	2,057	354,997
Stryker Corp.	6,897	1,581,068
Teleflex, Inc.	946	202,974
Zimmer Biomet Holdings, Inc.	4,279	485,025

		18,512,649

Health Care Providers & Services — 3.5%
agilon health, Inc.(a)(b)	4,050	80,393
AmerisourceBergen Corp.	3,191	501,689
Cardinal Health, Inc.	5,560	422,004
Centene Corp.(a)	11,741	999,511
Chemed Corp.	302	140,995
Cigna Corp.	6,236	2,014,602
CVS Health Corp.	26,903	2,547,714
DaVita, Inc.(a)(b)	1,145	83,596
Elevance Health, Inc.	4,920	2,690,108
HCA Healthcare, Inc.	4,420	961,217
Henry Schein, Inc.(a)	2,837	194,221
Humana, Inc.	2,591	1,445,985
Laboratory Corp. of America Holdings	1,847	409,775
McKesson Corp.	2,950	1,148,642
Molina Healthcare, Inc.(a)	1,182	424,173
Quest Diagnostics, Inc.	2,410	346,197
Tenet Healthcare Corp.(a)	2,198	97,503
UnitedHealth Group, Inc.	19,158	10,635,564
Universal Health Services, Inc., Class B	1,370	158,742

		25,302,631

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	2,891	485,515

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	8,199	$876,555
Aramark	5,229	190,858
Booking Holdings, Inc.(a)	814	1,521,757
Caesars Entertainment, Inc.(a)(b)	4,316	188,739
Carnival Corp.(a)(b)	19,900	180,294
Chipotle Mexican Grill, Inc.(a)	568	851,051
Choice Hotels International, Inc.	597	77,514
Churchill Downs, Inc.	691	143,666
Darden Restaurants, Inc.	2,506	358,709
Domino’s Pizza, Inc.	740	245,858
Expedia Group, Inc.(a)	3,114	291,066
Hilton Worldwide Holdings, Inc.	5,632	761,784
Las Vegas Sands Corp.(a)	6,747	256,453
Marriott International, Inc., Class A	5,665	907,023
McDonald’s Corp.	15,069	4,108,714
MGM Resorts International	6,699	238,283
Norwegian Cruise Line Holdings Ltd.(a)	8,450	142,721
Royal Caribbean Cruises Ltd.(a)	4,509	240,690
Starbucks Corp.	23,523	2,036,857
Vail Resorts, Inc	809	177,276
Wyndham Hotels & Resorts, Inc.	1,878	142,597
Wynn Resorts Ltd.(a)(b)	2,161	138,088
Yum! Brands, Inc.	5,854	692,235

		14,768,788

Household Durables — 0.3%
DR Horton, Inc.	6,449	495,799
Garmin Ltd.	3,160	278,207
Lennar Corp., Class A	5,203	419,882
Lennar Corp., Class B	323	21,066
Mohawk Industries, Inc.(a)	1,049	99,393
Newell Brands, Inc.	7,752	107,055
NVR, Inc.(a)	65	275,454
PulteGroup, Inc.	4,668	186,673
Whirlpool Corp.	1,097	151,649

		2,035,178

Household Products — 1.3%
Church & Dwight Co., Inc.	4,974	368,723
Clorox Co.	2,531	369,627
Colgate-Palmolive Co.	17,045	1,258,603
Kimberly-Clark Corp.	6,877	855,911
Procter & Gamble Co.	48,942	6,591,019

		9,443,883

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	13,767	360,145
Vistra Corp.	8,035	184,564

		544,709

Industrial Conglomerates — 0.8%
3M Co.	11,313	1,423,062
General Electric Co.	22,407	1,743,489
Honeywell International, Inc.	13,805	2,816,496

		5,983,047

Insurance — 2.4%
Aflac, Inc.	11,807	768,754
Allstate Corp.	5,525	697,531
American Financial Group, Inc.	1,436	208,378
American International Group, Inc.	15,480	882,360
Aon PLC, Class A	4,310	1,213,222
Arch Capital Group Ltd.(a)	7,580	435,850
Arthur J. Gallagher & Co.	4,322	808,560
Assurant, Inc.	1,064	144,555

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Brown & Brown, Inc.	4,782	$281,134
Chubb Ltd.	8,533	1,833,656
Cincinnati Financial Corp.	3,270	337,856
CNA Financial Corp.	554	23,102
Erie Indemnity Co., Class A, NVS	508	130,561
Everest Re Group Ltd.	800	258,128
Fidelity National Financial, Inc.	5,698	224,387
Globe Life, Inc.	1,834	211,864
Hartford Financial Services Group, Inc.	6,605	478,268
Lincoln National Corp.	3,180	171,307
Loews Corp.	4,108	234,238
Markel Corp.(a)	278	335,296
Marsh & McLennan Cos., Inc.	10,196	1,646,552
MetLife, Inc.	13,749	1,006,564
Old Republic International Corp.	5,745	133,341
Principal Financial Group, Inc.	4,701	414,299
Progressive Corp.	11,989	1,539,388
Prudential Financial, Inc.	7,603	799,759
Reinsurance Group of America, Inc.	1,349	198,532
Travelers Cos., Inc.	4,873	898,874
W. R. Berkley Corp.	4,192	311,801
Willis Towers Watson PLC	2,242	489,227

		17,117,344

Interactive Media & Services — 3.8%
Alphabet, Inc., Class A(a)	122,807	11,606,490
Alphabet, Inc., Class C, NVS(a)	109,818	10,395,372
IAC, Inc.(a)	1,668	81,198
Match Group, Inc.(a)	5,820	251,424
Meta Platforms, Inc., Class A(a)	46,712	4,351,690
Pinterest, Inc., Class A(a)	11,867	291,928
Snap, Inc., Class A, NVS(a)	21,196	210,052
ZoomInfo Technologies, Inc.(a)	5,548	247,053

		27,435,207

Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.(a)	181,531	18,596,036
DoorDash, Inc., Class A(a)(b)	5,365	233,539
eBay, Inc.	11,224	447,164
Etsy, Inc.(a)	2,565	240,879
MercadoLibre, Inc.(a)(b)	947	853,834

		20,371,452

IT Services — 4.7%
Accenture PLC, Class A	12,956	3,678,208
Akamai Technologies, Inc.(a)	3,289	290,517
Automatic Data Processing, Inc.	8,493	2,052,758
Block, Inc.(a)(b)	10,875	653,261
Broadridge Financial Solutions, Inc.	2,389	358,493
Cloudflare, Inc., Class A(a)(b)	5,792	326,205
Cognizant Technology Solutions Corp., Class A	10,660	663,585
Concentrix Corp.	889	108,662
DXC Technology Co.(a)	4,645	133,544
EPAM Systems, Inc.(a)	1,171	409,850
Fidelity National Information Services, Inc.	12,424	1,031,068
Fiserv, Inc.(a)	13,063	1,342,093
FleetCor Technologies, Inc.(a)	1,539	286,439
Gartner, Inc.(a)	1,624	490,318
Genpact Ltd.	3,422	165,967
Global Payments, Inc.	5,692	650,368
GoDaddy, Inc., Class A(a)	3,210	258,084
International Business Machines Corp.	18,514	2,560,301
Jack Henry & Associates, Inc.	1,489	296,400
Mastercard, Inc., Class A	17,475	5,734,946

Security	Shares	Value

IT Services (continued)
MongoDB, Inc.(a)	1,387	$253,863
Okta, Inc.(a)	3,104	174,197
Paychex, Inc	6,555	775,522
PayPal Holdings, Inc.(a)	23,710	1,981,682
Snowflake, Inc., Class A(a)(b)	5,814	931,984
SS&C Technologies Holdings, Inc.	4,486	230,670
Twilio, Inc., Class A(a)	3,514	261,336
VeriSign, Inc.(a)	1,917	384,282
Visa, Inc., Class A	33,488	6,937,374

		33,421,977

Leisure Products — 0.0%
Hasbro, Inc.	2,614	170,564
Mattel, Inc.(a)	7,065	133,952

		304,516

Life Sciences Tools & Services — 1.8%
Agilent Technologies, Inc.	6,129	847,947
Avantor, Inc.(a)	13,843	279,213
Bio-Rad Laboratories, Inc., Class A(a)	436	153,346
Bio-Techne Corp.	799	236,712
Bruker Corp.(b)	2,075	128,318
Charles River Laboratories International, Inc.(a)	1,040	220,740
Danaher Corp.	13,409	3,374,643
Illumina, Inc.(a)	3,203	732,910
IQVIA Holdings, Inc.(a)	3,831	803,246
Mettler-Toledo International, Inc.(a)	462	584,398
PerkinElmer, Inc.	2,594	346,507
Repligen Corp.(a)	1,056	192,709
Syneos Health, Inc.(a)	2,146	108,115
Thermo Fisher Scientific, Inc.	8,024	4,124,095
Waters Corp.(a)	1,216	363,791
West Pharmaceutical Services, Inc.	1,508	346,991

		12,843,681

Machinery — 1.8%
AGCO Corp.	1,241	154,095
Caterpillar, Inc.	10,825	2,343,180
Cummins, Inc.	2,896	708,101
Deere & Co.	5,703	2,257,362
Dover Corp.	2,954	386,058
Fortive Corp.	7,258	463,786
Graco, Inc.	3,461	240,816
IDEX Corp.	1,562	347,248
Illinois Tool Works, Inc.	5,759	1,229,719
Ingersoll Rand, Inc.	8,198	413,999
Lincoln Electric Holdings, Inc.	1,161	164,862
Middleby Corp.(a)	1,128	157,762
Nordson Corp.	1,113	250,425
Otis Worldwide Corp.	8,631	609,694
PACCAR, Inc.	7,114	688,849
Parker-Hannifin Corp.	2,632	764,912
Pentair PLC	3,299	141,692
Snap-on, Inc.	1,076	238,926
Stanley Black & Decker, Inc.	2,994	234,999
Toro Co.	2,160	227,729
Westinghouse Air Brake Technologies Corp.	3,723	347,281
Xylem, Inc.(b)	3,722	381,244

		12,752,739

Media — 0.8%
Cable One, Inc.	102	87,662
Charter Communications, Inc., Class A(a)	2,279	837,806
Comcast Corp., Class A	90,212	2,863,329
DISH Network Corp., Class A(a)	5,076	75,683

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
Fox Corp., Class A, NVS	6,175	$178,272
Fox Corp., Class B	2,896	78,771
Interpublic Group of Cos., Inc.	8,014	238,737
Liberty Broadband Corp., Class A(a)	352	30,033
Liberty Broadband Corp., Class C, NVS(a)	2,547	215,043
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	1,504	63,830
Liberty Media Corp. - Liberty SiriusXM, Class C, NVS(a)	3,055	128,890
News Corp., Class A, NVS	8,024	135,365
News Corp., Class B	2,511	43,013
Omnicom Group, Inc.	4,231	307,805
Paramount Global, Class A	309	6,514
Paramount Global, Class B, NVS	10,372	190,015
Sirius XM Holdings, Inc.(b)	14,396	86,952
Trade Desk, Inc., Class A(a)	9,144	486,827

		6,054,547

Metals & Mining — 0.5%
Alcoa Corp.	3,644	142,225
Cleveland-Cliffs, Inc.(a)	10,625	138,019
Freeport-McMoRan, Inc.	29,363	930,513
Newmont Corp.	16,325	690,874
Nucor Corp.	5,349	702,752
Reliance Steel & Aluminum Co.	1,236	249,029
Royal Gold, Inc.	1,338	127,057
Southern Copper Corp.	1,753	82,338
Steel Dynamics, Inc.	3,545	333,407
United States Steel Corp.	4,872	99,194

		3,495,408

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	8,983	166,635

Multiline Retail — 0.5%
Dollar General Corp.	4,662	1,189,043
Dollar Tree, Inc.(a)	4,335	687,098
Kohl’s Corp.	2,620	78,469
Macy’s, Inc.	5,366	111,881
Target Corp.	9,476	1,556,433

		3,622,924

Multi-Utilities — 0.8%
Ameren Corp.	5,312	433,034
CenterPoint Energy, Inc.	12,919	369,613
CMS Energy Corp.	5,915	337,451
Consolidated Edison, Inc.	7,235	636,391
Dominion Energy, Inc.	17,007	1,189,980
DTE Energy Co.	3,973	445,413
NiSource, Inc.	8,272	212,508
Public Service Enterprise Group, Inc.	10,222	573,147
Sempra Energy	6,414	968,129
WEC Energy Group, Inc.	6,456	589,626

		5,755,292

Oil, Gas & Consumable Fuels — 4.9%
Antero Resources Corp.(a)(b)	5,777	211,785
APA Corp.	6,704	304,764
Cheniere Energy, Inc.	5,126	904,278
Chesapeake Energy Corp.	1,987	203,210
Chevron Corp.	36,884	6,672,316
ConocoPhillips	26,074	3,287,671
Continental Resources, Inc.	1,112	82,255
Coterra Energy, Inc.	16,334	508,477
Devon Energy Corp.	13,445	1,039,971
Diamondback Energy, Inc.	3,647	572,980

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	12,013	$1,640,015
EQT Corp.	7,598	317,900
Exxon Mobil Corp.	85,359	9,458,631
Hess Corp.	5,728	808,106
Kinder Morgan, Inc., Class P	40,711	737,683
Marathon Oil Corp.	13,911	423,590
Marathon Petroleum Corp.	10,230	1,162,333
New Fortress Energy, Inc.	1,000	55,070
Occidental Petroleum Corp.	15,291	1,110,127
ONEOK, Inc.	9,137	542,007
Ovintiv, Inc.	5,266	266,723
Phillips 66	9,814	1,023,502
Pioneer Natural Resources Co.	4,870	1,248,717
Southwestern Energy Co.(a)	22,765	157,761
Targa Resources Corp.	4,633	316,758
Texas Pacific Land Corp.	128	294,895
Valero Energy Corp.	8,024	1,007,413
Williams Cos., Inc.	24,839	812,980

		35,171,918

Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	4,756	953,530
Olaplex Holdings, Inc.(a)(b)	1,442	6,345

		959,875

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	43,733	3,387,995
Catalent, Inc.(a)	3,634	238,863
Elanco Animal Health, Inc.(a)	9,151	120,702
Eli Lilly & Co.	16,153	5,848,840
Jazz Pharmaceuticals PLC(a)	1,286	184,914
Johnson & Johnson	53,849	9,368,110
Merck & Co., Inc.	51,885	5,250,762
Organon & Co.	5,110	133,780
Pfizer, Inc.	114,949	5,350,876
Royalty Pharma PLC, Class A	7,535	318,881
Viatris, Inc.	24,877	252,004
Zoetis, Inc., Class A	9,568	1,442,663

		31,898,390

Professional Services — 0.4%
Booz Allen Hamilton Holding Corp., Class A	2,742	298,467
Clarivate PLC(a)(b)	8,850	91,420
CoStar Group, Inc.(a)	8,100	670,032
Dun & Bradstreet Holdings, Inc.	4,453	57,221
Equifax, Inc.	2,508	425,206
Jacobs Solutions, Inc.	2,603	299,918
Leidos Holdings, Inc.	2,780	282,420
Robert Half International, Inc.	2,221	169,818
TransUnion	3,969	235,243
Verisk Analytics, Inc.	3,200	585,056

		3,114,801

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	6,564	465,650
Jones Lang LaSalle, Inc.(a)	1,001	159,249
Zillow Group, Inc., Class A(a)	1,214	37,549
Zillow Group, Inc., Class C, NVS(a)(b)	3,416	105,418

		767,866

Road & Rail — 1.0%
AMERCO	205	117,914
Avis Budget Group, Inc.(a)	593	140,221
CSX Corp.	43,967	1,277,681
Hertz Global Holdings, Inc.(a)	3,698	68,043

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
JB Hunt Transport Services, Inc.	1,718	$293,898
Knight-Swift Transportation Holdings, Inc., Class A	3,356	161,189
Lyft, Inc., Class A(a)	6,085	89,084
Norfolk Southern Corp.	4,822	1,099,753
Old Dominion Freight Line, Inc.	1,868	512,953
Uber Technologies, Inc.(a)	40,411	1,073,720
Union Pacific Corp.	12,797	2,522,801

		7,357,257

Semiconductors & Semiconductor Equipment — 4.6%
Advanced Micro Devices, Inc.(a)	32,988	1,981,259
Analog Devices, Inc.	10,623	1,515,052
Applied Materials, Inc.	17,776	1,569,443
Broadcom, Inc.	8,271	3,888,363
Enphase Energy, Inc.(a)	2,783	854,381
Entegris, Inc.(b)	3,035	240,797
First Solar, Inc.(a)	2,009	292,450
Intel Corp.	84,160	2,392,669
KLA Corp.	2,914	922,135
Lam Research Corp.	2,796	1,131,765
Lattice Semiconductor Corp.(a)	2,764	134,082
Marvell Technology, Inc.	17,351	688,488
Microchip Technology, Inc.	11,289	696,983
Micron Technology, Inc.	22,641	1,224,878
Monolithic Power Systems, Inc.	915	310,597
NVIDIA Corp.	51,286	6,922,071
NXP Semiconductors NV	5,402	789,124
ON Semiconductor Corp.(a)	8,859	544,208
Qorvo, Inc. (a)	2,118	182,318
QUALCOMM, Inc.	23,010	2,707,357
Skyworks Solutions, Inc.	3,291	283,059
SolarEdge Technologies, Inc.(a)	1,131	260,164
Teradyne, Inc.	3,203	260,564
Texas Instruments, Inc.	18,718	3,006,672
Wolfspeed, Inc.(a)(b)	2,507	197,426

		32,996,305

Software — 8.6%
Adobe, Inc.(a)	9,589	3,054,096
ANSYS, Inc.(a)	1,782	394,107
AppLovin Corp., Class A(a)	2,520	42,739
Aspen Technology, Inc.(a)	595	143,663
Autodesk, Inc.(a)	4,455	954,707
Bentley Systems, Inc., Class B	4,119	145,318
Bill.com Holdings, Inc.(a)(b)	1,928	257,118
Black Knight, Inc.(a)	3,215	194,411
Cadence Design Systems, Inc.(a)	5,592	846,573
Ceridian HCM Holding, Inc.(a)	3,141	207,903
Crowdstrike Holdings, Inc., Class A(a)	4,352	701,542
Datadog, Inc., Class A(a)	5,075	408,588
DocuSign, Inc.(a)	4,123	199,141
Dynatrace, Inc.(a)	4,159	146,563
Elastic NV(a)	1,539	98,419
Fair Isaac Corp.(a)	515	246,603
Five9, Inc.(a)	1,468	88,462
Fortinet, Inc.(a)	13,438	768,116
Gen Digital, Inc.	11,989	270,112
Guidewire Software, Inc.(a)	1,762	104,680
HubSpot, Inc.(a)	984	291,815
Intuit, Inc.	5,782	2,471,805
Manhattan Associates, Inc.(a)	1,282	155,981
Microsoft Corp.	152,749	35,457,625
Oracle Corp.	31,142	2,431,256
Palantir Technologies, Inc., Class A(a)	35,890	315,473

Security	Shares	Value

Software (continued)
Palo Alto Networks, Inc.(a)(b)	6,136	$1,052,876
Paycom Software, Inc.(a)	990	342,540
Paylocity Holding Corp.(a)	829	192,154
PTC, Inc.(a)	2,181	256,987
RingCentral, Inc., Class A(a)	1,577	56,015
Roper Technologies, Inc	2,179	903,283
Salesforce, Inc.(a)	20,380	3,313,584
ServiceNow, Inc.(a)	4,129	1,737,235
Splunk, Inc.(a)	3,041	252,738
Synopsys, Inc.(a)	3,142	919,192
Tyler Technologies, Inc.(a)	847	273,861
UiPath, Inc., Class A(a)(b)	7,122	90,093
Unity Software, Inc.(a)(b)	3,671	108,295
VMware, Inc., Class A(a)	4,239	477,015
Workday, Inc., Class A(a)	4,097	638,395
Zendesk, Inc.(a)	2,493	191,188
Zoom Video Communications, Inc., Class A(a)	4,525	377,566
Zscaler, Inc.(a)	1,721	265,206

		61,845,039

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	1,262	239,679
AutoNation, Inc.(a)	793	84,304
AutoZone, Inc.(a)	399	1,010,619
Bath & Body Works, Inc.	4,666	155,751
Best Buy Co., Inc.	4,132	282,670
Burlington Stores, Inc.(a)(b)	1,342	191,852
CarMax, Inc.(a)(b)	3,220	202,892
Five Below, Inc.(a)	1,122	164,205
Floor & Decor Holdings, Inc., Class A(a)	2,142	157,159
GameStop Corp., Class A(a)(b)	5,271	149,222
Home Depot, Inc.	21,050	6,233,537
Lithia Motors, Inc.	566	112,153
Lowe’s Cos., Inc.	13,098	2,553,455
O’Reilly Automotive, Inc.(a)	1,308	1,095,018
Penske Automotive Group, Inc.	533	59,493
RH(a)	408	103,603
Ross Stores, Inc.	7,140	683,227
TJX Cos., Inc.	24,044	1,733,572
Tractor Supply Co.	2,258	496,241
Ulta Beauty, Inc.(a)	1,065	446,629
Williams-Sonoma, Inc.	1,413	174,972

		16,330,253

Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	309,404	47,444,009
Dell Technologies, Inc., Class C	5,401	207,398
Hewlett Packard Enterprise Co.	26,446	377,385
HP, Inc.	18,689	516,190
NetApp, Inc.	4,489	310,953
Pure Storage, Inc., Class A(a)(b)	5,724	176,643
Seagate Technology Holdings PLC	4,039	200,577
Western Digital Corp.(a)	6,351	218,284

		49,451,439

Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)	2,833	129,411
Deckers Outdoor Corp.(a)	537	187,912
Lululemon Athletica, Inc.(a)	2,370	779,825
Nike, Inc., Class B	25,896	2,400,041
Tapestry, Inc.	5,122	162,265
VF Corp.	6,782	191,592

		3,851,046

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 0.7%
Altria Group, Inc.	36,800	$1,702,736
Philip Morris International, Inc.	31,758	2,916,972

		4,619,708

Trading Companies & Distributors — 0.3%
Fastenal Co.	11,767	568,699
United Rentals, Inc.(a)	1,439	454,307
Watsco, Inc.	676	183,169
WW Grainger, Inc.	932	544,614

		1,750,789

Water Utilities — 0.1%
American Water Works Co., Inc.	3,716	540,084
Essential Utilities, Inc.	4,952	218,977

		759,061

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.(a)	12,298	1,863,885

Total Long-Term Investments — 99.7% (Cost: $692,759,124)		716,347,321

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	10,166,437	$10,164,404
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	1,003,488	1,003,488

Total Short-Term Securities — 1.5% (Cost: $11,168,614)		11,167,892

Total Investments — 101.2% (Cost: $703,927,738)		727,515,213

Liabilities in Excess of Other Assets — (1.2)%		(8,794,683)

Net Assets — 100.0%		$718,720,530

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,484,927	$—	$ (5,318,203	)(a)	$1,047	$(3,367)	$10,164,404	10,166,437	$36,814	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,733,000	—	(729,512	)(a)	—	—	1,003,488	1,003,488	12,330		—
BlackRock, Inc.	1,846,554	162,792	(83,701)		25,122	40,573	1,991,340	3,083	29,124		—

					$26,169	$37,206	$13,159,232		$78,268		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	12	12/16/22	$2,330	$61,678

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar U.S. Equity ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$61,678	$—	$—	$—	$61,678

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(356,842)	$—	$—	$—	$(356,842)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$180,423	$—	$—	$—	$180,423

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,784,925

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$716,347,321	$—	$—	$716,347,321
Short-Term Securities
Money Market Funds	11,167,892	—	—	11,167,892

	$727,515,213	$—	$—	$727,515,213

Derivative Financial Instruments(a)
Assets
Equity Contracts	$61,678	$—	$—	$61,678

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2022	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.8%
Boeing Co.(a)	22,111	$3,151,039
General Dynamics Corp.	8,919	2,227,966
Huntington Ingalls Industries, Inc.	868	223,137
L3Harris Technologies, Inc.	7,596	1,872,186
Lockheed Martin Corp.	9,347	4,548,998
Northrop Grumman Corp.	5,763	3,163,945
Raytheon Technologies Corp.	58,483	5,545,358
Textron, Inc.	4,446	304,284

		21,036,913

Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	3,249	317,492
Expeditors International of Washington, Inc.	2,852	279,068
FedEx Corp.	9,490	1,521,057
GXO Logistics, Inc.(a)	1,858	67,892
United Parcel Service, Inc., Class B	28,988	4,863,317

		7,048,826

Airlines — 0.3%
American Airlines Group, Inc.(a)(b)	25,507	361,689
Delta Air Lines, Inc.(a)	9,795	332,345
Southwest Airlines Co.(a)	23,486	853,716
United Airlines Holdings, Inc.(a)	13,025	561,117

		2,108,867

Auto Components — 0.2%
Aptiv PLC(a)	4,403	400,981
BorgWarner, Inc.	9,409	353,120
Gentex Corp.(b)	4,637	122,834
Lear Corp.	2,347	325,552

		1,202,487

Automobiles — 0.6%
Ford Motor Co.	156,670	2,094,678
General Motors Co.	57,830	2,269,827

		4,364,505

Banks — 6.9%
Bank of America Corp.	276,890	9,979,116
Citigroup, Inc.	76,711	3,517,966
Citizens Financial Group, Inc.	19,720	806,548
Comerica, Inc.	5,231	368,785
Commerce Bancshares, Inc.	4,315	305,675
Cullen/Frost Bankers, Inc.	2,554	395,998
East West Bancorp, Inc.	5,573	398,860
Fifth Third Bancorp	27,159	969,305
First Citizens BancShares, Inc., Class A	524	430,791
First Horizon Corp.	21,364	523,632
First Republic Bank	2,560	307,456
Huntington Bancshares, Inc.	57,079	866,459
JPMorgan Chase & Co.	116,155	14,621,592
KeyCorp	37,026	661,655
M&T Bank Corp.	6,941	1,168,656
PNC Financial Services Group, Inc.	16,255	2,630,547
Regions Financial Corp.	37,047	813,182
Signature Bank	1,102	174,700
SVB Financial Group(a)	1,577	364,224
Truist Financial Corp.	52,575	2,354,834
U.S. Bancorp	53,601	2,275,362
Webster Financial Corp.	6,994	379,494
Wells Fargo & Co.	150,238	6,909,446

Security	Shares	Value

Banks (continued)
Western Alliance Bancorp	2,578	$173,164
Zions Bancorp N.A.	5,944	308,731

		51,706,178

Beverages — 2.0%
Coca-Cola Co.	90,685	5,427,497
Constellation Brands, Inc., Class A	6,296	1,555,616
Keurig Dr Pepper, Inc.	33,578	1,304,170
Molson Coors Beverage Co., Class B	7,396	372,980
Monster Beverage Corp.(a)	5,097	477,691
PepsiCo, Inc.	31,631	5,743,557

		14,881,511

Biotechnology — 3.9%
AbbVie, Inc.	70,032	10,252,685
Amgen, Inc.	21,188	5,728,176
Biogen, Inc.(a)	5,736	1,625,812
Gilead Sciences, Inc.	49,644	3,895,068
Moderna, Inc.(a)	13,344	2,006,003
Regeneron Pharmaceuticals, Inc.(a)	4,247	3,179,941
United Therapeutics Corp.(a)	1,811	417,490
Vertex Pharmaceuticals, Inc.(a)	6,114	1,907,568

		29,012,743

Building Products — 0.6%
A O Smith Corp.	3,048	166,969
Allegion PLC	1,708	178,947
Builders FirstSource, Inc.(a)	3,550	218,893
Carrier Global Corp.	21,464	853,409
Fortune Brands Home & Security, Inc.	5,137	309,864
Johnson Controls International PLC	27,220	1,574,405
Lennox International, Inc.	803	187,557
Masco Corp.	8,909	412,219
Owens Corning	2,500	214,025
Trane Technologies PLC	4,204	671,085

		4,787,373

Capital Markets — 3.9%
Ameriprise Financial, Inc.	4,276	1,321,797
Bank of New York Mellon Corp.	29,061	1,223,759
BlackRock, Inc.(c)	5,960	3,849,624
Blackstone, Inc., NVS	9,036	823,541
Carlyle Group, Inc.	8,631	244,085
Charles Schwab Corp.	28,036	2,233,628
CME Group, Inc., Class A	14,244	2,468,485
Coinbase Global, Inc., Class A(a)(b)	6,266	415,122
Franklin Resources, Inc.	11,309	265,196
Goldman Sachs Group, Inc.	13,520	4,657,775
Intercontinental Exchange, Inc.	11,239	1,074,111
Invesco Ltd.	18,109	277,430
Jefferies Financial Group, Inc.	7,316	251,744
KKR & Co., Inc.	9,339	454,156
Moody’s Corp.	2,300	609,201
Morgan Stanley	53,041	4,358,379
Nasdaq, Inc.	6,641	413,336
Northern Trust Corp.	8,261	696,815
Raymond James Financial, Inc.	3,115	368,006
S&P Global, Inc.	3,411	1,095,784
SEI Investments Co.	1,837	99,749
State Street Corp.	14,530	1,075,220
T Rowe Price Group, Inc.	8,919	946,841

		29,223,784

Chemicals — 1.9%
Air Products and Chemicals, Inc.	4,875	1,220,700

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Celanese Corp.	3,970	$381,596
CF Industries Holdings, Inc.	7,864	835,629
Corteva, Inc.	14,017	915,871
Dow, Inc.	28,379	1,326,435
DuPont de Nemours, Inc.	11,827	676,504
Eastman Chemical Co.	4,888	375,447
Ecolab, Inc.	4,564	716,868
FMC Corp.	2,847	338,508
International Flavors & Fragrances, Inc.	10,076	983,518
Linde PLC	9,873	2,935,737
LyondellBasell Industries NV, Class A	10,056	768,781
Mosaic Co.	13,757	739,439
Olin Corp.	2,137	113,154
PPG Industries, Inc.	5,141	586,999
RPM International, Inc.	2,547	240,870
Sherwin-Williams Co.	5,024	1,130,551
Westlake Corp.	539	52,094

		14,338,701

Commercial Services & Supplies — 0.3%
Cintas Corp.	1,239	529,735
Republic Services, Inc.	4,689	621,855
Waste Management, Inc.	7,938	1,257,141

		2,408,731

Communications Equipment — 1.2%
Ciena Corp.(a)(b)	2,499	119,702
Cisco Systems, Inc.	164,018	7,451,338
F5, Inc.(a)	988	141,195
Juniper Networks, Inc.	12,688	388,253
Motorola Solutions, Inc.	3,198	798,572

		8,899,060

Construction & Engineering — 0.1%
AECOM	2,539	191,136
Quanta Services, Inc.	3,120	443,165

		634,301

Consumer Finance — 0.6%
Ally Financial, Inc.	12,190	335,956
American Express Co.	8,777	1,302,946
Capital One Financial Corp.	15,239	1,615,639
Credit Acceptance Corp.(a)(b)	81	37,715
Discover Financial Services	3,985	416,273
Synchrony Financial	19,157	681,223

		4,389,752

Containers & Packaging — 0.4%
Amcor PLC	59,829	692,820
AptarGroup, Inc.	1,389	137,719
Avery Dennison Corp.	1,114	188,879
Ball Corp.	4,860	240,035
Berry Global Group, Inc.(a)	4,945	233,997
Crown Holdings, Inc.	2,151	147,537
International Paper Co.	14,307	480,858
Packaging Corp. of America	3,741	449,706
Sealed Air Corp.	2,098	99,907
Westrock Co.	10,090	343,666

		3,015,124

Distributors — 0.2%
Genuine Parts Co.	5,608	997,439
LKQ Corp.	5,027	279,702

		1,277,141

Security	Shares	Value

Diversified Consumer Services — 0.0%
Service Corp. International	3,222	$195,285

Diversified Financial Services — 3.0%
Apollo Global Management, Inc.	8,346	462,035
Berkshire Hathaway, Inc., Class B(a)	71,487	21,095,099
Equitable Holdings, Inc.	13,957	427,363
Voya Financial, Inc.	2,633	179,992

		22,164,489

Diversified Telecommunication Services — 1.5%
AT&T Inc.	282,251	5,145,436
Lumen Technologies, Inc.	37,922	279,106
Verizon Communications, Inc.	166,345	6,216,312

		11,640,854

Electric Utilities — 3.3%
Alliant Energy Corp.	9,991	521,230
American Electric Power Co., Inc.	20,388	1,792,513
Avangrid, Inc.	2,684	109,185
Constellation Energy Corp.	7,993	755,658
Duke Energy Corp.	30,509	2,842,829
Edison International	15,081	905,463
Entergy Corp.	8,032	860,549
Evergy, Inc.	9,138	558,606
Eversource Energy	13,692	1,044,426
Exelon Corp.	39,381	1,519,713
FirstEnergy Corp.	21,433	808,238
NextEra Energy, Inc.	77,823	6,031,283
NRG Energy, Inc.	4,341	192,740
OGE Energy Corp.	7,862	287,985
PG&E Corp.(a)	64,043	956,162
Pinnacle West Capital Corp.	4,443	298,614
PPL Corp.	29,057	769,720
Southern Co.	42,119	2,757,952
Xcel Energy, Inc.	21,616	1,407,418

		24,420,284

Electrical Equipment — 0.8%
AMETEK, Inc.	2,994	388,202
Eaton Corp. PLC	15,794	2,370,206
Emerson Electric Co.	23,455	2,031,203
Hubbell, Inc.	1,209	287,113
Regal Rexnord Corp.	2,631	332,927
Rockwell Automation, Inc.	2,030	518,259
Sensata Technologies Holding PLC	6,162	247,774

		6,175,684

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	11,368	862,035
Arrow Electronics, Inc.(a)	2,513	254,466
CDW Corp.	2,437	421,138
Corning, Inc.	16,613	534,440
Flex Ltd.(a)	18,225	356,846
Jabil, Inc.	5,424	348,492
TD SYNNEX Corp.	1,705	156,025
TE Connectivity Ltd.	12,642	1,545,232

		4,478,674

Energy Equipment & Services — 0.3%
Baker Hughes Co.	17,539	485,129
Halliburton Co.	13,445	489,667
Schlumberger Ltd.	27,715	1,442,011

		2,416,807

Entertainment — 1.2%
Activision Blizzard, Inc.	16,063	1,169,386

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
AMC Entertainment Holdings, Inc., Class A(a)(b)	20,296	$135,171
Electronic Arts, Inc.	4,048	509,886
Liberty Media Corp. - Liberty Formula One, Class A(a)(b)	422	21,952
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	3,141	181,330
Live Nation Entertainment, Inc.(a)	1,878	149,508
Netflix, Inc.(a)	5,901	1,722,384
Playtika Holding Corp.(a)	2,546	24,060
Take-Two Interactive Software, Inc.(a)	2,044	242,173
Walt Disney Co.(a)(b)	34,996	3,728,474
Warner Bros Discovery, Inc.(a)	87,306	1,134,978

		9,019,302

Equity Real Estate Investment Trusts (REITs) — 2.5%
Alexandria Real Estate Equities, Inc.	3,296	478,909
American Tower Corp.	6,500	1,346,735
Americold Realty Trust, Inc.(b)	10,575	256,444
Apartment Income REIT Corp.	3,030	116,443
AvalonBay Communities, Inc.	2,871	502,770
Boston Properties, Inc.	5,695	414,026
Brixmor Property Group, Inc.	7,308	155,733
Crown Castle, Inc.	8,199	1,092,599
CubeSmart	3,151	131,932
Digital Realty Trust, Inc.	5,606	562,001
Equity LifeStyle Properties, Inc.	2,171	138,857
Equity Residential	7,695	484,939
Essex Property Trust, Inc.	1,339	297,579
Extra Space Storage, Inc.	1,661	294,728
Federal Realty Investment Trust	1,461	144,610
Gaming and Leisure Properties, Inc.	10,170	509,720
Healthpeak Properties, Inc.	8,698	206,404
Iron Mountain, Inc.	11,572	579,410
Kilroy Realty Corp.	2,299	98,259
Kimco Realty Corp.	24,634	526,675
Lamar Advertising Co., Class A	2,130	196,450
Life Storage, Inc.	1,289	142,576
Medical Properties Trust, Inc.	23,567	269,842
Mid-America Apartment Communities, Inc.	1,895	298,368
National Retail Properties, Inc.	7,085	297,783
Prologis, Inc.	12,643	1,400,212
Public Storage	2,495	772,826
Realty Income Corp.	14,823	923,028
Regency Centers Corp.	2,630	159,141
Simon Property Group, Inc.	12,968	1,413,253
STORE Capital Corp.	10,579	336,412
UDR, Inc.	4,510	179,318
Ventas, Inc.	15,755	616,493
VICI Properties, Inc.	38,063	1,218,777
Vornado Realty Trust	6,250	147,438
Welltower, Inc.	10,800	659,232
Weyerhaeuser Co.	16,415	507,716
WP Carey, Inc.	8,262	630,391

		18,508,029

Food & Staples Retailing — 2.1%
Albertsons Cos., Inc., Class A	6,352	130,280
BJ’s Wholesale Club Holdings, Inc.(a)	3,330	257,742
Costco Wholesale Corp.	5,836	2,926,754
Kroger Co.	25,733	1,216,914
Sysco Corp.	20,227	1,750,849
U.S. Foods Holding Corp.(a)	4,773	142,044

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance, Inc.	28,343	$1,034,519
Walmart, Inc.	56,458	8,035,667

		15,494,769

Food Products — 1.9%
Archer-Daniels-Midland Co.	22,234	2,156,253
Bunge Ltd.	6,047	596,839
Campbell Soup Co.	7,938	420,000
Conagra Brands, Inc.	19,066	699,722
Darling Ingredients, Inc.(a)	4,040	317,059
General Mills, Inc.	23,633	1,927,980
Hershey Co.	2,066	493,299
Hormel Foods Corp.	6,211	288,501
JM Smucker Co.	4,209	634,128
Kellogg Co.	10,153	779,954
Kraft Heinz Co.	31,479	1,210,997
Lamb Weston Holdings, Inc.	2,006	172,957
McCormick & Co., Inc., NVS	4,648	365,519
Mondelez International, Inc., Class A	54,287	3,337,565
Tyson Foods, Inc., Class A	11,446	782,334

		14,183,107

Gas Utilities — 0.1%
Atmos Energy Corp.	5,569	593,377
UGI Corp.	8,247	291,366

		884,743

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	43,998	4,353,162
Baxter International, Inc.	10,636	578,067
Becton Dickinson and Co.	11,303	2,667,169
Boston Scientific Corp.(a)	35,039	1,510,531
Dentsply Sirona, Inc.	5,304	163,469
Hologic, Inc.(a)	4,492	304,558
Medtronic PLC	52,629	4,596,617
Stryker Corp.	7,926	1,816,956
Zimmer Biomet Holdings, Inc.	8,302	941,032

		16,931,561

Health Care Providers & Services — 5.0%
AmerisourceBergen Corp.	6,138	965,016
Cardinal Health, Inc.	10,809	820,403
Centene Corp.(a)	22,682	1,930,919
Chemed Corp.	289	134,926
Cigna Corp.	12,085	3,904,180
CVS Health Corp.	51,999	4,924,305
DaVita, Inc.(a)	1,301	94,986
Elevance Health, Inc.	9,507	5,198,142
HCA Healthcare, Inc.	8,539	1,856,976
Henry Schein, Inc.(a)	5,421	371,122
Humana, Inc.	2,926	1,632,942
Laboratory Corp. of America Holdings	3,573	792,706
McKesson Corp.	5,702	2,220,188
Molina Healthcare, Inc.(a)	1,140	409,100
Quest Diagnostics, Inc.	4,609	662,083
Tenet Healthcare Corp.(a)	4,230	187,643
UnitedHealth Group, Inc.	19,879	11,035,827
Universal Health Services, Inc., Class B	2,598	301,030

		37,442,494

Hotels, Restaurants & Leisure — 1.3%
Aramark	10,105	368,832
Carnival Corp.(a)	39,299	356,049
Darden Restaurants, Inc.	2,687	384,617
Expedia Group, Inc.(a)	3,231	302,002

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.(a)	13,083	$497,285
McDonald’s Corp.	18,041	4,919,059
Norwegian Cruise Line Holdings Ltd.(a)(b)	16,458	277,976
Royal Caribbean Cruises Ltd.(a)	3,864	206,260
Starbucks Corp.	25,150	2,177,738
Wynn Resorts Ltd.(a)(b)	4,144	264,802

		9,754,620

Household Durables — 0.4%
DR Horton, Inc.	6,787	521,785
Garmin Ltd.	3,877	341,331
Lennar Corp., Class A	10,066	812,326
Lennar Corp., Class B	591	38,545
Mohawk Industries, Inc.(a)	2,101	199,070
Newell Brands, Inc.	14,983	206,915
NVR, Inc.(a)	51	216,125
PulteGroup, Inc.	9,147	365,788
Whirlpool Corp.	2,153	297,631

		2,999,516

Household Products — 2.4%
Church & Dwight Co., Inc.	3,267	242,183
Clorox Co.	4,886	713,551
Colgate-Palmolive Co.	33,061	2,441,224
Kimberly-Clark Corp.	13,345	1,660,919
Procter & Gamble Co.	94,647	12,746,112

		17,803,989

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	26,593	695,673
Vistra Corp.	15,582	357,918

		1,053,591

Industrial Conglomerates — 1.5%
3M Co.	21,940	2,759,832
General Electric Co.	43,441	3,380,144
Honeywell International, Inc.	26,684	5,444,070

		11,584,046

Insurance — 3.2%
Aflac, Inc.	22,728	1,479,820
Allstate Corp.	10,684	1,348,855
American Financial Group, Inc.	2,781	403,551
American International Group, Inc.	30,051	1,712,907
Aon PLC, Class A	4,553	1,281,624
Arch Capital Group Ltd.(a)	8,766	504,045
Arthur J. Gallagher & Co.	3,049	570,407
Assurant, Inc.	1,202	163,304
Chubb Ltd.	16,544	3,555,140
Cincinnati Financial Corp.	2,594	268,012
CNA Financial Corp.	1,066	44,452
Erie Indemnity Co., Class A, NVS	498	127,991
Everest Re Group Ltd.	809	261,032
Fidelity National Financial, Inc.	11,023	434,086
Globe Life, Inc.	3,562	411,482
Hartford Financial Services Group, Inc.	12,769	924,603
Lincoln National Corp.	6,124	329,900
Loews Corp.	4,453	253,910
Markel Corp.(a)	212	255,693
Marsh & McLennan Cos., Inc.	9,444	1,525,112
MetLife, Inc.	26,583	1,946,141
Old Republic International Corp.	11,260	261,345
Principal Financial Group, Inc.	9,158	807,095
Progressive Corp.	9,911	1,272,572
Prudential Financial, Inc.	14,700	1,546,293

Security	Shares	Value

Insurance (continued)
Reinsurance Group of America, Inc.	2,631	$387,204
Travelers Cos., Inc.	9,422	1,737,982
W. R. Berkley Corp.	2,992	222,545
Willis Towers Watson PLC	1,703	371,612

		24,408,715

Interactive Media & Services — 2.5%
Alphabet, Inc., Class A(a)	75,112	7,098,835
Alphabet, Inc., Class C, NVS(a)	67,167	6,358,028
IAC, Inc.(a)	1,905	92,736
Meta Platforms, Inc., Class A(a)	56,225	5,237,921

		18,787,520

Internet & Direct Marketing Retail — 0.1%
eBay, Inc.	21,707	864,807

IT Services — 2.4%
Accenture PLC, Class A	9,349	2,654,181
Akamai Technologies, Inc.(a)	2,591	228,863
Automatic Data Processing, Inc.	5,789	1,399,201
Cognizant Technology Solutions Corp., Class A	20,450	1,273,012
Concentrix Corp.	634	77,494
DXC Technology Co.(a)	9,082	261,107
Fidelity National Information Services, Inc.	24,117	2,001,470
Fiserv, Inc.(a)	15,748	1,617,950
FleetCor Technologies, Inc.(a)	1,112	206,965
Genpact Ltd.	3,829	185,707
Global Payments, Inc.	5,387	615,519
International Business Machines Corp.	35,774	4,947,186
Paychex, Inc.	4,406	521,274
PayPal Holdings, Inc.(a)	17,120	1,430,890
SS&C Technologies Holdings, Inc.	5,338	274,480

		17,695,299

Leisure Products — 0.0%
Hasbro, Inc.	2,581	168,410
Mattel, Inc.(a)	7,108	134,768

		303,178

Life Sciences Tools & Services — 0.5%
IQVIA Holdings, Inc.(a)	3,338	699,878
Syneos Health, Inc.(a)	2,594	130,686
Thermo Fisher Scientific, Inc.	5,648	2,902,903

		3,733,467

Machinery — 1.8%
AGCO Corp.	1,637	203,266
Caterpillar, Inc.	14,387	3,114,210
Cummins, Inc.	5,579	1,364,121
Deere & Co.	5,440	2,153,261
Dover Corp.	2,797	365,540
Fortive Corp.	7,168	458,035
Illinois Tool Works, Inc.	7,701	1,644,395
Lincoln Electric Holdings, Inc.	743	105,506
Middleby Corp.(a)	1,093	152,867
Otis Worldwide Corp.	7,857	555,018
PACCAR, Inc.	9,095	880,669
Parker-Hannifin Corp.	3,060	889,297
Pentair PLC	4,275	183,611
Snap-on, Inc.	2,096	465,417
Stanley Black & Decker, Inc.	5,836	458,068
Toro Co.	1,740	183,448
Westinghouse Air Brake Technologies Corp.	4,228	394,388

		13,571,117

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media — 1.2%
Cable One, Inc.	90	$77,349
Charter Communications, Inc., Class A(a)	2,416	888,170
Comcast Corp., Class A	174,428	5,536,345
DISH Network Corp., Class A(a)(b)	9,847	146,819
Fox Corp., Class A, NVS	12,261	353,975
Fox Corp., Class B	5,697	154,958
Interpublic Group of Cos., Inc.	15,460	460,553
Liberty Media Corp. - Liberty SiriusXM, Class A(a)(b)	2,944	124,943
Liberty Media Corp. - Liberty SiriusXM, Class C, NVS(a)	6,005	253,351
News Corp., Class A, NVS	15,255	257,352
News Corp., Class B	4,697	80,460
Omnicom Group, Inc.	8,079	587,747
Paramount Global, Class A	352	7,420
Paramount Global, Class B, NVS	20,105	368,323
Sirius XM Holdings, Inc.(b)	10,366	62,611

		9,360,376

Metals & Mining — 0.6%
Alcoa Corp.	7,052	275,240
Cleveland-Cliffs, Inc.(a)	20,596	267,542
Freeport-McMoRan, Inc.	23,759	752,923
Newmont Corp.	31,367	1,327,451
Nucor Corp.	5,274	692,898
Reliance Steel & Aluminum Co.	2,383	480,127
Southern Copper Corp.	2,055	96,523
Steel Dynamics, Inc.	6,856	644,807
United States Steel Corp.	9,444	192,280

		4,729,791

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	17,165	318,411

Multiline Retail — 0.6%
Dollar General Corp.	8,998	2,294,940
Dollar Tree, Inc.(a)	3,497	554,275
Kohl’s Corp.	5,216	156,219
Macy’s, Inc.	10,653	222,115
Target Corp.	9,168	1,505,844

		4,733,393

Multi-Utilities — 1.4%
Ameren Corp.	10,209	832,238
CenterPoint Energy, Inc.	24,834	710,501
CMS Energy Corp.	6,473	369,285
Consolidated Edison, Inc.	14,011	1,232,407
Dominion Energy, Inc.	33,008	2,309,570
DTE Energy Co.	7,665	859,323
NiSource, Inc.	16,218	416,640
Public Service Enterprise Group, Inc.	19,714	1,105,364
Sempra Energy	12,472	1,882,524
WEC Energy Group, Inc.	12,467	1,138,611

		10,856,463

Oil, Gas & Consumable Fuels — 8.0%
Antero Resources Corp.(a)	11,088	406,486
APA Corp.	5,770	262,304
Chesapeake Energy Corp.	3,849	393,637
Chevron Corp.	71,329	12,903,416
ConocoPhillips	25,360	3,197,642
Continental Resources, Inc.	2,150	159,036
Coterra Energy, Inc.	11,549	359,520
Devon Energy Corp.	25,979	2,009,476
Diamondback Energy, Inc.	7,019	1,102,755
EOG Resources, Inc.	23,221	3,170,131

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
EQT Corp.	5,951	$248,990
Exxon Mobil Corp.	165,074	18,291,850
Hess Corp.	7,175	1,012,249
Kinder Morgan, Inc., Class P	78,351	1,419,720
Marathon Oil Corp.	26,943	820,414
Marathon Petroleum Corp.	19,772	2,246,495
Occidental Petroleum Corp.	29,555	2,145,693
ONEOK, Inc.	10,319	612,123
Ovintiv, Inc.	10,049	508,982
Phillips 66	19,084	1,990,270
Pioneer Natural Resources Co.	9,459	2,425,382
Southwestern Energy Co.(a)	43,704	302,869
Targa Resources Corp.	5,755	393,469
Valero Energy Corp.	15,572	1,955,065
Williams Cos., Inc.	48,309	1,581,154

		59,919,128

Personal Products — 0.0%
Estee Lauder Cos., Inc., Class A	1,854	371,708

Pharmaceuticals — 6.6%
Bristol-Myers Squibb Co.	84,575	6,552,025
Eli Lilly & Co.	6,394	2,315,204
Jazz Pharmaceuticals PLC(a)	2,500	359,475
Johnson & Johnson	104,138	18,116,888
Merck & Co., Inc.	100,340	10,154,408
Organon & Co.	9,963	260,831
Pfizer, Inc.	222,297	10,347,925
Royalty Pharma PLC, Class A	14,619	618,676
Viatris, Inc.	48,338	489,664

		49,215,096

Professional Services — 0.2%
Booz Allen Hamilton Holding Corp., Class A	2,642	287,582
Dun & Bradstreet Holdings, Inc.	5,918	76,046
Jacobs Solutions, Inc.	2,620	301,876
Leidos Holdings, Inc.	5,444	553,056
Robert Half International, Inc.	2,177	166,454

		1,385,014

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	8,167	579,367
Jones Lang LaSalle, Inc.(a)	1,919	305,294

		884,661

Road & Rail — 1.2%
AMERCO	182	104,685
Avis Budget Group, Inc.(a)	520	122,959
CSX Corp.	53,493	1,554,506
Hertz Global Holdings, Inc.(a)	7,173	131,983
Knight-Swift Transportation Holdings, Inc., Class A	3,197	153,552
Lyft, Inc., Class A(a)(b)	5,616	82,218
Norfolk Southern Corp.	6,366	1,451,894
Uber Technologies, Inc.(a)	32,387	860,523
Union Pacific Corp.	24,735	4,876,258

		9,338,578

Semiconductors & Semiconductor Equipment — 3.0%
Analog Devices, Inc.	12,912	1,841,510
Applied Materials, Inc.	15,656	1,382,268
Broadcom, Inc.	8,827	4,149,749
First Solar, Inc.(a)	2,176	316,760
Intel Corp.	162,633	4,623,656
KLA Corp.	2,307	730,050
Lam Research Corp.	2,623	1,061,738
Microchip Technology, Inc.	7,164	442,305

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology, Inc.	22,662	$1,226,014
NXP Semiconductors NV	5,505	804,171
Qorvo, Inc. (a)	2,379	204,784
QUALCOMM, Inc.	18,743	2,205,301
Skyworks Solutions, Inc.	4,276	367,779
Texas Instruments, Inc.	17,912	2,877,205
Wolfspeed, Inc.(a)(b)	2,984	234,990

		22,468,280

Software — 0.9%
Gen Digital, Inc.	23,395	527,089
Guidewire Software, Inc.(a)(b)	1,951	115,909
Oracle Corp.	60,166	4,697,160
Roper Technologies, Inc.	1,571	651,242
VMware, Inc., Class A(a)	5,155	580,092

		6,571,492

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	1,275	242,148
AutoNation, Inc.(a)	1,551	164,887
AutoZone, Inc.(a)	305	772,528
Bath & Body Works, Inc.	6,152	205,354
Best Buy Co., Inc.	7,918	541,670
CarMax, Inc.(a)(b)	3,328	209,697
GameStop Corp., Class A(a)(b)	5,407	153,072
Home Depot, Inc.	26,163	7,747,649
Lithia Motors, Inc.(b)	544	107,794
Lowe’s Cos., Inc.	14,492	2,825,216
O’Reilly Automotive, Inc.(a)	1,384	1,158,643
Penske Automotive Group, Inc.(b)	1,024	114,299
RH(a)	393	99,795
Ross Stores, Inc.	4,326	413,955
TJX Cos., Inc.	25,735	1,855,494
Tractor Supply Co.	1,786	392,509
Williams-Sonoma, Inc.	1,533	189,831

		17,194,541

Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.	187,368	28,731,009
Dell Technologies, Inc., Class C	10,499	403,162
Hewlett Packard Enterprise Co.	51,731	738,201
HP, Inc.	35,953	993,022
NetApp, Inc.	5,618	389,159
Seagate Technology Holdings PLC	7,762	385,461
Western Digital Corp.(a)	12,506	429,831

		32,069,845

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.1%
Capri Holdings Ltd.(a)	3,555	$162,392
Tapestry, Inc.	9,898	313,569

		475,961

Tobacco — 1.2%
Altria Group, Inc.	71,329	3,300,393
Philip Morris International, Inc.	61,400	5,639,590

		8,939,983

Trading Companies & Distributors — 0.2%
Fastenal Co.	9,164	442,896
United Rentals, Inc.(a)	1,342	423,683
Watsco, Inc.	500	135,480
WW Grainger, Inc.(b)	726	424,238

		1,426,297

Water Utilities — 0.1%
American Water Works Co., Inc.	2,753	400,121
Essential Utilities, Inc.	3,806	168,301

		568,422

Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(a)	6,967	1,055,918

Total Long-Term Investments — 99.7% (Cost: $692,335,736)		748,735,302

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	9,736,826	9,734,878
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	1,210,460	1,210,460

Total Short-Term Securities — 1.5% (Cost: $10,945,657)		10,945,338

Total Investments — 101.2% (Cost: $703,281,393)		759,680,640
Liabilities in Excess of Other Assets — (1.2)%		(8,768,030)

Net Assets — 100.0%		$750,912,610

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,897,401	$5,840,868	(a)	$—		$(2,297)	$(1,094)	$9,734,878	9,736,826	$39,564	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,050,000	—		(839,540	)(a)	—	—	1,210,460	1,210,460	11,590		—
BlackRock, Inc.	3,367,025	510,511		(167,474)		(8,778)	148,340	3,849,624	5,960	53,309		—

						$(11,075)	$147,246	$14,794,962		$104,463		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Index	10	12/16/22	$734	$40,793
E-Mini Financial Select Sector Index	7	12/16/22	733	56,216
S&P 500 E-Mini Index	3	12/16/22	583	10,318

				$107,327

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$107,327	$—	$—	$—	$107,327

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$(161,640)	$—	$—	$—	$(161,640)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$161,215	$—	$—	$—	$161,215

S C H E D U L E S O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Morningstar Value ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,139,956

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$748,735,302	$—	$—	$748,735,302
Short-Term Securities
Money Market Funds	10,945,338	—	—	10,945,338

	$759,680,640	$—	$—	$759,680,640

Derivative Financial Instruments(a)
Assets
Equity Contracts	$107,327	$—	$—	$107,327

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

October 31, 2022

	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF	iShares Morningstar Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$469,984,511	$200,241,876	$714,355,981	$744,885,678
Investments, at value — affiliated(c)	10,121,839	23,858,018	13,159,232	14,794,962
Cash	20,513	6,598	781,883	45,095
Cash pledged for futures contracts	62,000	22,000	81,000	117,000
Receivables:
Investments sold	1,327,369	803,050	361,506	232,972
Securities lending income — affiliated	9,825	41,429	3,680	6,388
Dividends — unaffiliated	480,127	66,278	537,469	839,517
Dividends — affiliated	2,625	715	2,837	2,723

Total assets	482,008,809	225,039,964	729,283,588	760,924,335

LIABILITIES
Collateral on securities loaned	9,407,506	23,619,073	10,172,838	9,740,343
Payables:
Investments purchased	1,327,369	800,513	361,506	232,972
Investment advisory fees	22,579	6,425	17,534	23,835
Variation margin on futures contracts	3,834	70	11,180	14,575

Total liabilities	10,761,288	24,426,081	10,563,058	10,011,725

NET ASSETS	$471,247,521	$200,613,883	$718,720,530	$750,912,610

NET ASSETS CONSIST OF:
Paid-in capital	$469,194,474	$256,166,976	$753,592,300	$744,906,816
Accumulated earnings (loss)	2,053,047	(55,553,093)	(34,871,770)	6,005,794

NET ASSETS	$471,247,521	$200,613,883	$718,720,530	$750,912,610

NET ASSET VALUE
Shares outstanding	7,650,000	4,250,000	13,500,000	12,000,000

Net asset value	$61.60	$47.20	$53.24	$62.58

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$446,353,636	$227,365,850	$691,310,277	$687,999,182
(b) Securities loaned, at value	$9,186,983	$22,921,545	$9,879,938	$6,792,535
(c) Investments, at cost — affiliated	$10,121,241	$23,857,963	$12,617,461	$15,282,211

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Operations (unaudited)

Six Months Ended October 31, 2022

	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF	iShares Morningstar Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$6,284,165	$1,079,519	$6,285,807	$9,177,716
Dividends — affiliated	6,524	3,259	41,454	64,899
Securities lending income — affiliated — net	66,919	195,920	36,814	39,564
Foreign taxes withheld	—	(907)	(1,401)	(1,289)

Total investment income	6,357,608	1,277,791	6,362,674	9,280,890

EXPENSES
Investment advisory	142,372	40,980	113,285	150,092

Total expenses	142,372	40,980	113,285	150,092

Net investment income	6,215,236	1,236,811	6,249,389	9,130,798

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(30,089,568)	(9,174,797)	(11,797,199)	(11,743,998)
Investments — affiliated	(766)	(4,475)	(4,094)	(15,326)
Futures contracts	(120,383)	(45,835)	(356,842)	(161,640)
In-kind redemptions — unaffiliated(a)	32,235,361	879,020	5,437,395	7,579,149
In-kind redemptions — affiliated(a)	—	—	30,263	4,251

	2,024,644	(8,346,087)	(6,690,477)	(4,337,564)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(33,401,457)	2,185,707	(47,076,916)	(23,866,545)
Investments — affiliated	(1,925)	(177)	37,206	147,246
Futures contracts	76,354	33,462	180,423	161,215

	(33,327,028)	2,218,992	(46,859,287)	(23,558,084)

Net realized and unrealized loss	(31,302,384)	(6,127,095)	(53,549,764)	(27,895,648)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(25,087,148)	$(4,890,284)	$(47,300,375)	$(18,764,850)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Morningstar Mid-Cap Value ETF		iShares Morningstar Small-Cap ETF
	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,215,236	$9,049,985	$1,236,811	$2,981,463
Net realized gain (loss)	2,024,644	34,370,084	(8,346,087)	7,667,954
Net change in unrealized appreciation (depreciation)	(33,327,028)	(29,467,257)	2,218,992	(46,929,295)

Net increase (decrease) in net assets resulting from operations	(25,087,148)	13,952,812	(4,890,284)	(36,279,878)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,257,183)	(9,487,846)	(1,562,940)	(2,987,187)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	4,100,957	35,331,452	7,095,887	(2,562,649)

NET ASSETS
Total increase (decrease) in net assets	(26,243,374)	39,796,418	642,663	(41,829,714)
Beginning of period	497,490,895	457,694,477	199,971,220	241,800,934

End of period	$471,247,521	$497,490,895	$200,613,883	$199,971,220

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets (continued)

	iShares Morningstar U.S. Equity ETF		iShares Morningstar Value ETF
	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,249,389	$11,447,954	$9,130,798	$16,182,799
Net realized gain (loss)	(6,690,477)	19,341,762	(4,337,564)	10,355,512
Net change in unrealized appreciation (depreciation)	(46,859,287)	(42,727,180)	(23,558,084)	1,105,337

Net increase (decrease) in net assets resulting from operations	(47,300,375)	(11,964,464)	(18,764,850)	27,643,648

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,834,599)	(11,513,059)	(8,745,059)	(16,144,141)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(18,458,064)	(77,396,311)	(10,020,836)	89,185,958

NET ASSETS
Total increase (decrease) in net assets	(71,593,038)	(100,873,834)	(37,530,745)	100,685,465
Beginning of period	790,313,568	891,187,402	788,443,355	687,757,890

End of period	$718,720,530	$790,313,568	$750,912,610	$788,443,355

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF
	Six Months Ended 10/31/22 (unaudited	)	Year Ended 04/30/22	Year Ended 04/30/21 (a)	Year Ended 04/30/20 (a)	Year Ended 04/30/19 (a)	Year Ended 04/30/18 (a)

Net asset value, beginning of period	$65.46		$64.01	$40.13	$53.28	$52.55	$49.30

Net investment income(b)	0.82		1.24	1.14	1.50	1.23	1.09
Net realized and unrealized gain (loss)(c)	(3.99)		1.50	23.92	(13.08)	0.73	3.21

Net increase (decrease) from investment operations	(3.17)		2.74	25.06	(11.58)	1.96	4.30

Distributions from net investment income(d)	(0.69)		(1.29)	(1.18)	(1.57)	(1.23)	(1.05)

Net asset value, end of period	$61.60		$65.46	$64.01	$40.13	$53.28	$52.55

Total Return(e)
Based on net asset value	(4.80	)%(f)	4.28%	63.45%	(22.07)%	3.83%	8.81%

Ratios to Average Net Assets(g)
Total expenses	0.06	%(h)	0.06%	0.27%	0.30%	0.30%	0.30%

Net investment income	2.62	%(h)	1.88%	2.32%	2.95%	2.36%	2.13%

Supplemental Data
Net assets, end of period (000)	$471,248		$497,491	$457,694	$331,048	$463,524	$417,801

Portfolio turnover rate(i)	17%		42%	95%	51%	35%	45%

(a)	Per share amounts reflect a three-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF
	Six Months Ended 10/31/22 (unaudited	)	Year Ended 04/30/22	Year Ended 04/30/21 (a)	Year Ended 04/30/20 (a)	Year Ended 04/30/19 (a)	Year Ended 04/30/18 (a)

Net asset value, beginning of period	$48.77		$58.27	$35.60	$43.90	$42.58	$40.28

Net investment income(b)	0.29		0.72	0.56	0.57	0.58	0.49
Net realized and unrealized gain (loss)(c)	(1.50)		(9.50)	22.71	(8.23)	1.34	2.35

Net increase (decrease) from investment operations	(1.21)		(8.78)	23.27	(7.66)	1.92	2.84

Distributions from net investment income(d)	(0.36)		(0.72)	(0.60)	(0.64)	(0.60)	(0.54)

Net asset value, end of period	$47.20		$48.77	$58.27	$35.60	$43.90	$42.58

Total Return(e)
Based on net asset value	(2.44	)%(f)	(15.22)%	65.95%	(17.58)%	4.56%	7.09%

Ratios to Average Net Assets(g)
Total expenses	0.04	%(h)	0.04%	0.22%	0.25%	0.25%	0.25%

Net investment income	1.21	%(h)	1.28%	1.24%	1.34%	1.33%	1.18%

Supplemental Data
Net assets, end of period (000)	$200,614		$199,971	$241,801	$185,115	$237,032	$246,938

Portfolio turnover rate(i)	18%		41%	175%	62%	67%	56%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Morningstar U.S. Equity ETF
	Six Months Ended 10/31/22 (unaudited	)	Year Ended 04/30/22	Year Ended 04/30/21 (a)	Year Ended 04/30/20 (a)	Year Ended 04/30/19 (a)	Year Ended 04/30/18 (a)

Net asset value, beginning of period	$57.06		$59.02	$40.80	$41.90	$38.08	$35.72

Net investment income(b)	0.45		0.79	0.66	0.81	0.81	0.73
Net realized and unrealized gain (loss)(c)	(3.85)		(1.95)	18.21	(0.88)	3.82	2.36

Net increase (decrease) from investment operations	(3.40)		(1.16)	18.87	(0.07)	4.63	3.09

Distributions from net investment income(d)	(0.42)		(0.80)	(0.65)	(1.03)	(0.81)	(0.73)

Net asset value, end of period	$53.24		$57.06	$59.02	$40.80	$41.90	$38.08

Total Return(e)
Based on net asset value	(5.94	)%(f)	(2.08)%	46.58%	(0.13)%	12.33%	8.66%

Ratios to Average Net Assets(g)
Total expenses	0.03	%(h)	0.03%	0.18%	0.20%	0.20%	0.20%

Net investment income	1.65	%(h)	1.27%	1.32%	1.90%	2.05%	1.91%

Supplemental Data
Net assets, end of period (000)	$718,721		$790,314	$891,187	$718,065	$863,172	$944,382

Portfolio turnover rate(i)	2%		6%	131%	49%	38%	46%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights

(For a share outstanding throughout each period)

	iShares Morningstar Value ETF
	Six Months Ended 10/31/22 (unaudited	)	Year Ended 04/30/22	Year Ended 04/30/21 (a)	Year Ended 04/30/20 (a)	Year Ended 04/30/19 (a)	Year Ended 04/30/18 (a)

Net asset value, beginning of period	$64.89		$63.68	$48.12	$54.18	$50.55	$47.54

Net investment income(b)	0.76		1.38	1.55	1.65	1.49	1.28
Net realized and unrealized gain (loss)(c)	(2.33)		1.20	15.58	(6.04)	3.58	3.01

Net increase (decrease) from investment operations	(1.57)		2.58	17.13	(4.39)	5.07	4.29

Distributions from net investment income(d)	(0.74)		(1.37)	(1.57)	(1.67)	(1.44)	(1.28)

Net asset value, end of period	$62.58		$64.89	$63.68	$48.12	$54.18	$50.55

Total Return(e)
Based on net asset value	(2.37	)%(f)	4.02%	36.36%	(8.23)%	10.22%	9.07%

Ratios to Average Net Assets(g)
Total expenses	0.04	%(h)	0.04%	0.22%	0.25%	0.25%	0.25%

Net investment income	2.43	%(h)	2.08%	2.88%	3.06%	2.86%	2.54%

Supplemental Data
Net assets, end of period (000)	$750,913		$788,443	$687,758	$447,483	$492,996	$374,024

Portfolio turnover rate(i)	11%		21%	112%	36%	24%	24%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar U.S. Equity	Diversified
Morningstar Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdiction in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market conventions. The Statements of Operations include tax reclaims recorded as well as professional fees associated with recovery of foreign withholding taxes.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)
Morningstar Mid-Cap Value
Barclays Bank PLC	$121,414	$(121,414)	$—		$—
Barclays Capital, Inc.	1,246,267	(1,224,387)	—		21,880
BNP Paribas SA	1,604,416	(1,604,416)	—		—
Citigroup Global Markets, Inc.	327,284	(327,284)	—		—
Goldman Sachs & Co. LLC	545,780	(545,780)	—		—
J.P. Morgan Securities LLC	1,250,360	(1,250,360)	—		—
Jefferies LLC	243,625	(243,625)	—		—
Morgan Stanley	720,176	(720,176)	—		—
National Financial Services LLC	12,926	(12,926)	—		—
Natixis SA	7,246	(7,235)	—		11
Scotia Capital (USA), Inc.	183,337	(183,337)	—		—
State Street Bank & Trust Co.	660,300	(660,300)	—		—
UBS AG	987,083	(987,083)	—		—
UBS Securities LLC	438,692	(438,692)	—		—
Wells Fargo Bank N.A.	820,832	(820,832)	—		—
Wells Fargo Securities LLC	17,245	(17,245)	—		—

	$9,186,983	$(9,165,092)	$—		$21,891

Morningstar Small-Cap
Barclays Bank PLC	$1,591,631	$(1,591,631)	$—		$—
Barclays Capital, Inc.	341,977	(341,977)	—		—
BMO Capital Markets Corp.	1,537	(1,537)	—		—
BNP Paribas SA	3,719,874	(3,719,874)	—		—
BofA Securities, Inc.	1,800,431	(1,800,431)	—		—
Citigroup Global Markets, Inc.	465,849	(465,849)	—		—
Credit Suisse Securities (USA) LLC	135,205	(135,205)	—		—
Deutsche Bank Securities, Inc.	51,003	(51,003)	—		—
Goldman Sachs & Co. LLC	4,547,500	(4,547,500)	—		—
HSBC Bank PLC	28,566	(28,566)	—		—
J.P. Morgan Securities LLC	3,199,053	(3,199,053)	—		—
Jefferies LLC	380,956	(380,956)	—		—
Morgan Stanley	3,691,137	(3,691,137)	—		—
National Financial Services LLC	363,206	(363,206)	—		—
Natixis SA	83,062	(83,062)	—		—
Nomura Securities International, Inc.	131,377	(131,377)	—		—
Scotia Capital (USA), Inc.	197,107	(197,107)	—		—
SG Americas Securities LLC	53,997	(53,997)	—		—
State Street Bank & Trust Co.	122,980	(122,980)	—		—
TD Prime Services LLC	545,190	(545,190)	—		—
UBS AG	439,487	(439,487)	—		—
UBS Securities LLC	616,364	(616,364)	—		—
Virtu Americas LLC	83,524	(83,524)	—		—
Wells Fargo Bank N.A.	36,294	(36,294)	—		—
Wells Fargo Securities LLC	294,238	(294,135)	—		103

	$22,921,545	$(22,921,442)	$—		$103

Morningstar U.S. Equity
Barclays Bank PLC	$160,477	$(160,477)	$—		$—
Barclays Capital, Inc.	86,364	(86,364)	—		—
BNP Paribas SA	1,161,261	(1,161,261)	—		—
BofA Securities, Inc.	792,952	(792,952)	—		—
Citigroup Global Markets, Inc.	885,858	(885,858)	—		—
Goldman Sachs & Co. LLC	1,882,286	(1,882,286)	—		—
HSBC Bank PLC	5,373	(5,373)	—		—
J.P. Morgan Securities LLC	1,036,496	(1,036,496)	—		—
Jefferies LLC	249,504	(249,504)	—		—
Morgan Stanley	681,592	(681,592)	—		—
National Financial Services LLC	61,265	(61,265)	—		—
RBC Capital Market LLC	102,645	(102,136)	—		509
Scotia Capital (USA), Inc.	606,855	(599,898)	—		6,957
TD Prime Services LLC	1,147,302	(1,147,302)	—		—
UBS AG	732,984	(732,984)	—		—
UBS Securities LLC	80,769	(80,769)	—		—

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount	(b)
Morningstar U.S. Equity (continued)
Wells Fargo Bank N.A.	$98,752	$(98,752)	$—		$—
Wells Fargo Securities LLC	107,203	(107,203)	—		—

	$9,879,938	$(9,872,472)	$—		$7,466

Morningstar Value
Barclays Bank PLC	$235,426	$(235,426)	$—		$—
BNP Paribas SA	944,512	(944,512)	—		—
BofA Securities, Inc.	133	(133)	—		—
Goldman Sachs & Co. LLC	480,719	(480,719)	—		—
HSBC Bank PLC	3,606,166	(3,606,166)	—		—
J.P. Morgan Securities LLC	105,850	(105,850)	—		—
Jefferies LLC	341,171	(341,171)	—		—
Morgan Stanley	357,100	(357,100)	—		—
National Financial Services LLC	131,016	(131,016)	—		—
Natixis SA	117,391	(117,391)	—		—
RBC Capital Market LLC	248,587	(248,587)	—		—
Scotia Capital (USA), Inc.	91,401	(91,401)	—		—
UBS AG	119,602	(119,602)	—		—
Wells Fargo Securities LLC	13,461	(13,461)	—		—

	$6,792,535	$(6,792,535)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of October 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending upon the terms of the contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained to an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments as and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Morningstar Mid-Cap Value	0.06%
Morningstar Small-Cap	0.04
Morningstar U.S. Equity	0.03
Morningstar Value	0.04

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliated of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on laon (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less that 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended October 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Morningstar Mid-Cap Value	$ 18,255
Morningstar Small-Cap	51,535
Morningstar U.S. Equity	10,833
Morningstar Value	11,532

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Morningstar Mid-Cap Value	$29,229,555	$39,713,648	$(9,900,193)
Morningstar Small-Cap	13,248,867	10,829,849	(1,985,811)
Morningstar U.S. Equity	3,613,858	4,625,720	(7,398,541)
Morningstar Value	33,708,167	30,126,525	(2,862,567)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2022, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Morningstar Mid-Cap Value	$78,548,319	$79,046,885
Morningstar Small-Cap	36,115,185	35,522,780
Morningstar U.S. Equity	18,861,025	16,921,935
Morningstar Value	85,524,531	83,344,650

For the six months ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Mid-Cap Value	$63,345,121	$58,492,301
Morningstar Small-Cap	15,437,874	8,607,669
Morningstar U.S. Equity	11,033,126	31,278,321
Morningstar Value	17,962,970	30,706,627

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations applicable to the Funds as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2022, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Amounts
Morningstar Mid-Cap Value	$22,659,568
Morningstar Small-Cap	19,390,575
Morningstar U.S. Equity	52,470,762
Morningstar Value	45,924,606

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Mid-Cap Value	$458,452,786	$58,760,440	$(37,064,378)	$21,696,062
Morningstar Small-Cap	251,623,658	24,091,392	(51,593,713)	(27,502,321)
Morningstar U.S. Equity	704,387,470	118,507,678	(95,318,257)	23,189,421
Morningstar Value	705,059,166	116,041,370	(61,312,569)	54,728,801

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

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Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 10/31/22		Year Ended 04/30/22

iShares ETF	Shares	Amount	Shares	Amount

Morningstar Mid-Cap Value

Shares sold	1,050,000	$63,849,948	2,650,000	$174,198,554

Shares redeemed	(1,000,000)	(59,748,991)	(2,200,000)	(138,867,102)

	50,000	$4,100,957	450,000	$35,331,452

Morningstar Small-Cap

Shares sold	350,000	$16,046,329	50,000	$2,817,190

Shares redeemed	(200,000)	(8,950,442)	(100,000)	(5,379,839)

	150,000	$7,095,887	(50,000)	$(2,562,649)

Morningstar U.S. Equity

Shares sold	200,000	$10,798,586	100,000	$6,211,849

Shares redeemed	(550,000)	(29,256,650)	(1,350,000)	(83,608,160)

	(350,000)	$(18,458,064)	(1,250,000)	$(77,396,311)

Morningstar Value

Shares sold	300,000	$17,873,285	1,600,000	$105,690,073

Shares redeemed	(450,000)	(27,894,121)	(250,000)	(16,504,115)

	(150,000)	$(10,020,836)	1,350,000	$89,185,958

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iShares Morningstar Mid-Cap Value ETF, iShares Morningstar Small-Cap ETF, iShares Morningstar U.S. Equity ETF, iShares Morningstar Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	67

Board Review and Approval of Investment Advisory Contract  (continued)

calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Morningstar Mid-Cap Value	$0.689885	$—	$—	$0.689885	100%	—%	—%	100%
Morningstar Small-Cap	0.358212	—	—	0.358212	100	—	—	100

S U P P L E M E N T A L I N F O R M A T I O N	69

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	71

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-410-1022

OCTOBER 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core U.S. REIT ETF | USRT | NYSE Arca

The Markets in Review

Dear Shareholder,

Significant economic headwinds emerged during the 12-month reporting period ended October 31, 2022, disrupting the economic recovery and strong financial markets of 2021. The U.S. economy shrank in the first half of 2022 before returning to moderate growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.

Equity prices fell as interest rates rose, particularly weighing on relatively high-valuation growth stocks as inflation decreased the value of future cash flows and investors shifted focus to balance sheet resilience. Both large- and small-capitalization U.S. stocks fell, although declines for small-capitalization U.S. stocks were slightly steeper. Emerging market stocks and international equities from developed markets also declined significantly, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to higher inflation and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and increasing uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).

The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates five times while indicating that additional rate hikes were likely. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. As investors attempted to assess the Fed’s future trajectory, the Fed’s statements late in the reporting period led markets to believe that additional tightening is likely in the near term.

The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth has slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a lower level that is more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, and the outlook for Europe and the U.K. is also troubling. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.

In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop in China and Europe are likely to challenge corporate earnings, so we are underweight equities overall in the near term. However, we see better opportunities in credit, where higher spreads provide income opportunities and partially compensate for inflation risk. We believe that investment-grade corporates, local-currency emerging market debt, and inflation-protected bonds (particularly in Europe) offer strong opportunities for a six- to twelve-month horizon.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	(5.50)%	(14.61)%

U.S. small cap equities (Russell 2000® Index)	(0.20)	(18.54)

International equities (MSCI Europe, Australasia, Far East Index)	(12.70)	(23.00)

Emerging market equities (MSCI Emerging Markets Index)	(19.66)	(13.03)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.72	0.79

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.24)	(17.68)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.86)	(15.68)

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.43)	(11.98)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(4.71)	(11.76)

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2022	iShares® Core U.S. REIT ETF

Investment Objective

The iShares Core U.S. REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate equities, as represented by the FTSE Nareit Equity REITs Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(17.99)%	(18.56)%	4.08%	6.17%	(18.56)%	21.14%	81.99%
Fund Market	(18.07)	(18.58)	4.06	6.16	(18.58)	22.04	81.87
Index	(17.99)	(18.51)	4.12	6.38	(18.51)	22.36	85.56

Index performance through November 2, 2016 reflects the performance of the FTSE NAREIT Real Estate 50 Index. Index performance beginning on November 3, 2016 reflects the performance of the FTSE Nareit Equity REITS Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/22)	Ending Account Value (10/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$820.10	$0.37		$1,000.00	$1,024.80	$0.41		0.08%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION
Industry	Percent of Total Investments	(a)
Specialized REITs	25.7%
Residential REITs	18.4
Retail REITs	16.2
Industrial REITs	14.9
Health Care REITs	9.6
Office REITs	7.4
Hotel & Resort REITs	4.0
Diversified REITs	3.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Prologis, Inc.	10.5%
Equinix, Inc.	5.3
Public Storage	5.0
Realty Income Corp.	4.0
Simon Property Group, Inc.	3.7
VICI Properties, Inc.	3.2
Digital Realty Trust, Inc.	2.9
Welltower, Inc.	2.9
AvalonBay Communities, Inc.	2.5
Alexandria Real Estate Equities, Inc.	2.4

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	5

Schedule of Investments (unaudited) October 31, 2022	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 3.7%
Alexander & Baldwin, Inc.	140,580	$2,738,498
Alpine Income Property Trust, Inc.	22,179	409,203
American Assets Trust, Inc.	95,861	2,634,260
Armada Hoffler Properties, Inc.	129,292	1,511,423
Broadstone Net Lease, Inc.	323,683	5,547,927
CTO Realty Growth, Inc.	34,390	691,239
Empire State Realty Trust, Inc., Class A(a)	262,492	1,934,566
Essential Properties Realty Trust, Inc.	273,295	5,881,308
Gladstone Commercial Corp.	76,624	1,347,816
Global Net Lease, Inc.	202,384	2,479,204
iStar, Inc.	133,545	1,399,552
One Liberty Properties, Inc.	31,818	717,178
STORE Capital Corp.	496,235	15,780,273
WP Carey, Inc.	373,507	28,498,584

		71,571,031

Health Care REITs — 9.6%
CareTrust REIT, Inc.	188,095	3,513,615
Community Healthcare Trust, Inc.	45,896	1,588,002
Diversified Healthcare Trust	469,099	637,975
Global Medical REIT, Inc.	118,397	1,082,149
Healthcare Realty Trust, Inc.	740,569	15,055,768
Healthpeak Properties, Inc.	1,053,384	24,996,802
LTC Properties, Inc.	77,959	3,014,674
Medical Properties Trust, Inc.	1,160,020	13,282,229
National Health Investors, Inc.	83,480	4,733,316
Omega Healthcare Investors, Inc.	459,022	14,587,719
Physicians Realty Trust	437,188	6,584,051
Sabra Health Care REIT, Inc.	448,914	6,132,165
Universal Health Realty Income Trust	24,884	1,211,104
Ventas, Inc.	779,959	30,519,796
Welltower, Inc.	906,484	55,331,783

		182,271,148

Hotel & Resort REITs — 4.0%
Apple Hospitality REIT, Inc.	418,060	7,157,187
Ashford Hospitality Trust, Inc.(a)(b)	67,749	550,122
Braemar Hotels & Resorts, Inc.	135,149	666,285
Chatham Lodging Trust(b)	93,999	1,219,167
DiamondRock Hospitality Co.	408,565	3,815,997
Hersha Hospitality Trust, Class A	62,054	567,794
Host Hotels & Resorts, Inc.	1,382,827	26,107,774
Park Hotels & Resorts, Inc.	435,340	5,694,247
Pebblebrook Hotel Trust(a)	252,654	4,052,570
RLJ Lodging Trust	312,311	3,800,825
Ryman Hospitality Properties, Inc.(a)	104,585	9,299,698
Service Properties Trust(a)	319,593	2,591,899
Summit Hotel Properties, Inc.	204,347	1,765,558
Sunstone Hotel Investors, Inc.(a)	412,319	4,597,357
Xenia Hotels & Resorts, Inc.	222,778	3,805,049

		75,691,529

Industrial REITs — 14.9%
Americold Realty Trust, Inc.	524,993	12,731,080
EastGroup Properties, Inc.	80,343	12,588,945
First Industrial Realty Trust, Inc.	257,303	12,255,342
Indus Realty Trust, Inc.(a)	10,589	548,404
Industrial Logistics Properties Trust	128,854	603,037
LXP Industrial Trust	536,169	5,190,116
Plymouth Industrial REIT, Inc.	73,283	1,351,339
Prologis, Inc.	1,800,106	199,361,739
Rexford Industrial Realty, Inc.	334,450	18,488,396

Security	Shares	Value

Industrial REITs (continued)
STAG Industrial, Inc.	350,421	$11,069,799
Terreno Realty Corp.	144,536	8,258,787

		282,446,984

Office REITs — 7.4%
Alexandria Real Estate Equities, Inc.	316,489	45,985,852
Boston Properties, Inc.(a)	306,138	22,256,233
Brandywine Realty Trust	326,992	2,145,068
City Office REIT, Inc.	79,500	844,290
Corporate Office Properties Trust	218,591	5,825,450
Cousins Properties, Inc.	295,024	7,009,770
Creative Media & Community Trust Corp.	26,469	179,195
Douglas Emmett, Inc.	330,683	5,816,714
Easterly Government Properties, Inc.	176,847	3,075,369
Franklin Street Properties Corp.(a)	194,821	561,084
Highwoods Properties, Inc.	203,351	5,740,599
Hudson Pacific Properties, Inc.	268,324	2,962,297
JBG SMITH Properties	208,670	4,106,626
Kilroy Realty Corp.	227,142	9,708,049
Office Properties Income Trust	93,694	1,433,518
Orion Office REIT, Inc.	112,133	1,050,686
Paramount Group, Inc.	372,825	2,412,178
Piedmont Office Realty Trust, Inc., Class A	238,611	2,493,485
Postal Realty Trust, Inc., Class A	35,038	549,396
SL Green Realty Corp.	124,967	4,958,691
Veris Residential, Inc.(b)	167,516	2,651,778
Vornado Realty Trust	345,172	8,142,607

		139,908,935

Residential REITs — 18.3%
American Homes 4 Rent, Class A(a)	592,442	18,922,598
Apartment Income REIT Corp.	300,783	11,559,091
Apartment Investment and Management Co., Class A	290,970	2,310,302
AvalonBay Communities, Inc.	273,010	47,809,511
Bluerock Homes Trust, Inc.(b)	6,948	175,784
BRT Apartments Corp.(a)	23,886	529,314
Camden Property Trust	202,500	23,398,875
Centerspace	29,846	2,068,328
Elme Communities	170,478	3,254,425
Equity LifeStyle Properties, Inc.(a)	346,913	22,188,556
Equity Residential	723,502	45,595,096
Essex Property Trust, Inc.	126,961	28,215,813
Independence Realty Trust, Inc.	430,374	7,213,068
Invitation Homes, Inc.	1,192,199	37,780,786
Mid-America Apartment Communities, Inc.	224,285	35,313,673
NexPoint Residential Trust, Inc	44,032	2,007,859
Sun Communities, Inc.	237,658	32,048,181
UDR, Inc.	632,457	25,146,490
UMH Properties, Inc.	96,493	1,692,487

		347,230,237

Retail REITs — 16.2%
Acadia Realty Trust	172,387	2,408,246
Agree Realty Corp.	153,186	10,523,878
Alexander’s, Inc.	4,173	980,196
Brixmor Property Group, Inc.	582,738	12,418,147
CBL & Associates Properties, Inc.	51,665	1,484,335
Federal Realty Investment Trust	156,775	15,517,589
Getty Realty Corp.	78,064	2,458,235
InvenTrust Properties Corp.	132,133	3,329,752
Kimco Realty Corp.	1,179,818	25,224,509
Kite Realty Group Trust	423,780	8,323,039
Macerich Co.	417,320	4,644,772

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
National Retail Properties, Inc.	342,674	$14,402,588
Necessity Retail REIT, Inc.	260,478	1,781,670
NETSTREIT Corp.	118,402	2,228,326
Phillips Edison & Co., Inc.	227,567	6,858,869
Realty Income Corp.	1,207,517	75,192,084
Regency Centers Corp.	334,717	20,253,726
Retail Opportunity Investments Corp.	234,909	3,401,482
RPT Realty	162,544	1,511,659
Saul Centers, Inc.	22,982	941,113
Simon Property Group, Inc.	637,356	69,459,057
SITE Centers Corp.(a)	378,483	4,685,620
Spirit Realty Capital, Inc.	265,468	10,308,122
Tanger Factory Outlet Centers, Inc.	197,663	3,559,911
Urban Edge Properties	223,090	3,150,031
Urstadt Biddle Properties, Inc., Class A(a)	58,409	1,094,585
Whitestone REIT	90,642	852,941

		306,994,482

Specialized REITs — 25.6%
CubeSmart	436,602	18,280,526
Digital Realty Trust, Inc.	554,975	55,636,244
EPR Properties	144,935	5,594,491
Equinix, Inc.	177,618	100,609,940
Extra Space Storage, Inc.	258,855	45,931,231
Farmland Partners, Inc.(a)	94,704	1,326,803
Four Corners Property Trust, Inc.(a)	157,990	4,047,704
Gaming and Leisure Properties, Inc.	476,922	23,903,330
Gladstone Land Corp.(a)	62,960	1,281,236
Iron Mountain, Inc.	563,886	28,233,772
Lamar Advertising Co., Class A	168,887	15,576,448
Life Storage, Inc.	164,315	18,174,882

Security	Shares	Value

Specialized REITs (continued)
National Storage Affiliates Trust	165,850	$7,075,161
Outfront Media, Inc.	270,978	4,891,153
Public Storage	305,513	94,632,652
Safehold, Inc.	42,545	1,244,441
VICI Properties, Inc.	1,879,257	60,173,809

		486,613,823

Total Long-Term Investments — 99.7% (Cost: $2,154,351,999)		1,892,728,169

Short-Term Securities

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	8,542,242	8,540,534
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	6,500,445	6,500,445

Total Short-Term Securities — 0.8% (Cost: $15,042,331)		15,040,979

Total Investments — 100.5% (Cost: $2,169,394,330)		1,907,769,148

Liabilities in Excess of Other Assets — (0.5)%		(10,110,581)

Net Assets — 100.0%		$1,897,658,567

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,621,730	$4,918,545	(a)	$—		$1,727	$(1,468)	$8,540,534	8,542,242	$21,979	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,350,000	—		(849,555	)(a)	—	—	6,500,445	6,500,445	45,517		—

						$1,727	$(1,468)	$15,040,979		$67,496		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core U.S. REIT ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	147	12/16/22	$ 4,801	$168,711

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$ 168,711	$—	$ —	$—	$168,711

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2022, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from
Futures contracts	$—	$—	$ (2,059,728)	$—	$ —	$—	$(2,059,728)

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$ 205,608	$—	$ —	$—	$205,608

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,787,170

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2022	iShares® Core U.S. REIT ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$1,892,728,169	$—	$—	$1,892,728,169
Short-Term Securities
Money Market Funds	15,040,979	—	—	15,040,979

	$1,907,769,148	$—	$—	$1,907,769,148

Derivative Financial Instruments(a)
Assets
Equity Contracts	$168,711	$—	$—	$168,711

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Statement of Assets and Liabilities (unaudited)

October 31, 2022

iShares Core U.S. REIT ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,892,728,169
Investments, at value — affiliated(c)	15,040,979
Cash	1,619
Cash pledged for futures contracts	360,000
Receivables:
Investments sold	2,978,439
Securities lending income — affiliated	2,934
Dividends — unaffiliated	1,290,411
Dividends — affiliated	26,775

Total assets	1,912,429,326

LIABILITIES
Collateral on securities loaned	8,542,801
Payables:
Investments purchased	3,599,872
Capital shares redeemed	2,497,759
Investment advisory fees	121,773
Variation margin on futures contracts	8,554

Total liabilities	14,770,759

NET ASSETS	$1,897,658,567

NET ASSETS CONSIST OF:
Paid-in capital	$2,171,595,832
Accumulated loss	(273,937,265)

NET ASSETS	$1,897,658,567

NET ASSET VALUE
Shares outstanding	$38,100,000

Net asset value	$49.81

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$2,154,351,999
(b) Securities loaned, at value	$8,296,829
(c) Investments, at cost — affiliated	$15,042,331

See notes to financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Operations (unaudited)

Six Months Ended October 31, 2022

iShares Core U.S. REIT ETF

INVESTMENT INCOME
Dividends — unaffiliated	$28,751,585
Dividends — affiliated	45,517
Securities lending income — affiliated — net	21,979

Total investment income	28,819,081

EXPENSES
Investment advisory	812,139

Total expenses	812,139

Net investment income	28,006,942

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(38,754,450)
Investments — affiliated	1,727
Futures contracts	(2,059,728)
In-kind redemptions — unaffiliated(a)	59,289,875

18,477,424

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(454,237,788)
Investments — affiliated	(1,468)
Futures contracts	205,608

(454,033,648)

Net realized and unrealized loss	(435,556,224)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(407,549,282)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Statements of Changes in Net Assets

	iShares Core U.S. REIT ETF

	Six Months Ended 10/31/22 (unaudited)	Year Ended 04/30/22

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$28,006,942	$47,545,870
Net realized gain	18,477,424	188,023,089
Net change in unrealized appreciation (depreciation)	(454,033,648)	15,691,617

Net increase (decrease) in net assets resulting from operations	(407,549,282)	251,260,576

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(33,192,125)	(57,050,953)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	19,849,813	137,648,377

NET ASSETS
Total increase (decrease) in net assets	(420,891,594)	331,858,000
Beginning of period	2,318,550,161	1,986,692,161

End of period	$1,897,658,567	$2,318,550,161

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

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Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. REIT ETF

	Six Months Ended 10/31/22 (unaudited)		Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19	Year Ended 04/30/18

Net asset value, beginning of period	$61.83		$56.60	$42.45	$51.60	$45.73	$48.93

Net investment income(a)	0.75		1.24	1.17	1.62	1.79	1.70
Net realized and unrealized gain (loss)(b)	(11.87)		5.45	14.39	(8.95)	6.59	(3.20)

Net increase (decrease) from investment operations	(11.12)		6.69	15.56	(7.33)	8.38	(1.50)

Distributions(c)
From net investment income	(0.90)		(1.43)	(1.41)	(1.80)	(2.44)	(1.70)
From net realized gain	—		(0.03)	—	(0.02)	(0.07)	—

Total distributions	(0.90)		(1.46)	(1.41)	(1.82)	(2.51)	(1.70)

Net asset value, end of period	$49.81		$61.83	$56.60	$42.45	$51.60	$45.73

Total Return(d)
Based on net asset value	(17.99	)%(e)	11.82%	37.43%	(14.60)%	18.82%	(3.18)%

Ratios to Average Net Assets(f)
Total expenses	0.08	%(g)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	2.76	%(g)	2.00%	2.48%	3.12%	3.64%	3.60%

Supplemental Data
Net assets, end of period (000)	$1,897,659		$2,318,550	$1,986,692	$1,339,443	$1,290,051	$514,475

Portfolio turnover rate(h)	4%		9%	5%	8%	11%	8%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. REIT	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains and losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividend and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

Barclays Bank PLC	$105,864	$(105,864)	$—		$—
Barclays Capital, Inc.	68,015	(68,015)	—		—
BNP Paribas SA	1,380,302	(1,380,302)	—		—
Citigroup Global Markets, Inc.	2,410,764	(2,410,764)	—		—
Credit Suisse Securities (USA) LLC	17,784	(17,784)	—		—
Goldman Sachs & Co. LLC	1,543,123	(1,543,123)	—		—
J.P. Morgan Securities LLC	123,875	(123,875)	—		—
Jefferies LLC	955,573	(955,573)	—		—
Morgan Stanley	197,541	(197,541)	—		—
National Financial Services LLC	288,034	(288,034)	—		—
Scotia Capital (USA), Inc.	256,200	(256,200)	—		—
UBS Securities LLC	89,544	(89,544)	—		—
Wells Fargo Bank N.A.	860,210	(860,210)	—		—

	$8,296,829	$(8,296,829)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

iShares ETF	Investment Advisory Fees
Core U.S. REIT	0.08%

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

Prior to April 25, 2022, ETF Services were performed by State Street Bank and Trust Company.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded fund (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the six months ended October 31, 2022, the Fund paid BTC $8,900 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2022, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core U.S. REIT	$5,021,117	$21,618,078	$(7,073,756)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Core U.S. REIT	$107,604,225	$72,333,106

For the six months ended October 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. REIT	$239,231,763	$243,338,513

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of October 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core U.S. REIT	$2,195,204,262	$101,880,672	$(389,147,075)	$(287,266,403)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. Although vaccines have been developed and approved for use by various governments, the duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into

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Notes to Financial Statements (unaudited) (continued)

bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Fund may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Fund is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/22		Year Ended 04/30/22

Share Class	Shares	Amount	Shares	Amount
Shares sold	4,700,000	$239,039,844	11,850,000	$729,451,592
Shares redeemed	(4,100,000)	(219,190,031)	(9,450,000)	(591,803,215)

	600,000	$19,849,813	2,400,000	$137,648,377

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Board Review and Approval of Investment Advisory Contract

iShares Core U.S. REIT ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider and approve the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 3, 2022 and May 18, 2022, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 13-15, 2022, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2021, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about recent enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, provided at the May 3, 2022 meeting and throughout the year, and matters related to BFA’s portfolio compliance program.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract   (continued)

revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability, including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	21

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. REIT	$0.896607	$—	$—	$0.896607	100%	—%	—%	100%

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General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	23

Glossary of Terms Used in this Report

Portfolio Abbreviation

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-412-1022

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: December 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: December 22, 2022

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: December 22, 2022